UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Government
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of
Fidelity® Government Income Fund

1.859105.105

AGVT-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 47.3%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 3.4%
Fannie Mae:
0.5% 5/27/15	$ 7,577	$ 7,603
0.5% 7/2/15	70,902	71,144
0.75% 12/18/13	7,805	7,850
Federal Home Loan Bank:
0.375% 11/27/13	12,245	12,264
1% 6/21/17	14,860	15,083
Private Export Funding Corp. secured 4.974% 8/15/13	22,940	23,704
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	2,938	3,246
Series 2002-20K Class 1, 5.08% 11/1/22	5,356	5,962
Series 2003-P10B, Class 1, 5.136% 8/10/13	865	887
Series 2004-20H Class 1, 5.17% 8/1/24	1,872	2,104
Tennessee Valley Authority:
5.25% 9/15/39	12,000	16,102
5.375% 4/1/56	8,429	11,761
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		177,710
U.S. Treasury Inflation Protected Obligations - 1.2%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42	58,144	65,019
U.S. Treasury Obligations - 40.4%
U.S. Treasury Bonds:
2.75% 8/15/42	77,991	77,150
2.75% 11/15/42	70,791	69,939
3% 5/15/42	47,421	49,451
4.375% 2/15/38	14,154	18,725
5% 5/15/37 (c)	33,846	48,685
5.25% 11/15/28	23,775	33,478
5.375% 2/15/31	16,837	24,514
6.125% 11/15/27	29,897	45,201
6.125% 8/15/29	2,167	3,346
9.875% 11/15/15	10,285	13,158
U.S. Treasury Notes:
0.125% 7/31/14	37,876	37,799
0.25% 5/31/14	123,336	123,355
0.25% 6/30/14	53,197	53,203
0.25% 8/31/14	21,100	21,101
0.25% 9/15/14	22,770	22,768
0.25% 9/30/14	5,509	5,509
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.25% 12/15/14	$ 30,000	$ 29,991
0.25% 1/15/15	75,018	74,971
0.25% 7/15/15	67,923	67,828
0.25% 8/15/15	180,000	179,705
0.25% 9/15/15	1,327	1,325
0.25% 10/15/15	87,000	86,823
0.375% 11/15/14	30,000	30,067
0.375% 3/15/15	8,495	8,513
0.375% 11/15/15	20,000	20,030
0.5% 8/15/14	3,265	3,279
0.5% 10/15/14	80,000	80,356
0.625% 11/30/17	40,000	40,012
0.75% 6/30/17	58,736	59,255
0.875% 11/30/16	29,402	29,889
0.875% 7/31/19	6,174	6,136
1% 10/31/16	39,991	40,841
1% 9/30/19	826	826
1% 11/30/19	123,582	123,244
1.25% 10/31/19	1,499	1,522
1.375% 11/30/15	470	484
1.625% 8/15/22	57,279	57,525
1.625% 11/15/22	27,000	27,021
1.75% 7/31/15	42,654	44,277
1.75% 5/15/22	1,519	1,548
1.875% 8/31/17	47,000	49,846
1.875% 9/30/17	67,400	71,481
2.125% 11/30/14	21,500	22,293
2.125% 5/31/15	4,176	4,365
2.375% 8/31/14	20,000	20,736
2.375% 9/30/14	13,017	13,520
2.375% 10/31/14	17,497	18,200
2.375% 6/30/18	26,608	28,978
2.5% 6/30/17	10,000	10,880
2.625% 7/31/14	16,179	16,816
2.75% 11/30/16	18,530	20,198
3.125% 1/31/17	60,773	67,363
3.5% 2/15/18	58,585	67,039
4% 2/15/15	12,619	13,647
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.5% 5/15/17	$ 24,685	$ 28,982
4.75% 8/15/17	12,983	15,498
TOTAL U.S. TREASURY OBLIGATIONS		2,132,692
Other Government Related - 2.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.559% 12/7/20 (NCUA Guaranteed) (d)	9,216	9,246
Series 2011-R4 Class 1A, 0.5985% 3/6/20 (NCUA Guaranteed) (d)	8,178	8,194
National Credit Union Administration Guaranteed Notes Master Trust 3% 6/12/19 (NCUA Guaranteed)	92,180	101,942
TOTAL OTHER GOVERNMENT RELATED		119,382
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,426,400)		2,494,803
U.S. Government Agency - Mortgage Securities - 21.1%

Fannie Mae - 9.6%
2.223% 11/1/33 (d)	804	856
2.225% 10/1/33 (d)	273	287
2.26% 2/1/33 (d)	279	293
2.285% 12/1/34 (d)	259	273
2.285% 3/1/35 (d)	244	258
2.304% 10/1/33 (d)	133	140
2.315% 7/1/35 (d)	119	126
2.332% 3/1/35 (d)	158	169
2.384% 2/1/36 (d)	668	715
2.425% 3/1/35 (d)	40	41
2.524% 10/1/33 (d)	220	235
2.559% 6/1/36 (d)	215	230
2.605% 7/1/34 (d)	155	165
2.729% 7/1/35 (d)	450	479
2.751% 11/1/36 (d)	183	196
2.877% 5/1/36 (d)	331	352
3% 12/1/42 (a)	40,200	42,279
3% 12/1/42 (a)	88,400	92,972
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 12/1/42 (a)	$ 103,600	$ 108,958
3% 1/1/43 (a)	192,000	201,486
3.469% 3/1/40 (d)	6,346	6,630
4% 1/1/41 to 2/1/42	10,047	10,788
4.5% 3/1/41	4,838	5,326
5% 9/1/22 to 12/1/25	13,327	14,492
5.814% 3/1/36 (d)	1,531	1,631
5.984% 3/1/37 (d)	446	480
6.5% 2/1/17 to 8/1/36	16,018	18,401
7% 7/1/13	0*	0*
9% 5/1/14	50	51
9.5% 10/1/20	39	45
11.25% 5/1/14	0*	0*
11.5% 6/15/19 to 1/15/21	64	68
		508,422
Freddie Mac - 2.7%
2.195% 3/1/35 (d)	789	827
2.357% 5/1/37 (d)	486	519
2.492% 4/1/35 (d)	285	306
2.525% 2/1/36 (d)	58	61
2.673% 7/1/35 (d)	1,620	1,742
2.865% 6/1/35 (d)	763	820
3% 12/1/42 (a)	40,200	42,132
3% 1/1/43 (a)	40,200	42,042
3.056% 7/1/36 (d)	652	701
3.135% 3/1/33 (d)	41	44
3.454% 10/1/35 (d)	314	338
4% 3/1/42 to 4/1/42	31,689	34,545
4.5% 5/1/39 to 10/1/41	7,668	8,366
5.5% 12/1/27 to 7/1/35	6,950	7,632
9% 9/1/14	0*	0*
9.5% 6/1/18 to 8/1/21	71	80
9.75% 8/1/14	48	52
11% 5/1/14	5	5
12% 3/1/15	0*	0*
12.5% 2/1/14 to 6/1/15	1	1
13% 6/1/14 to 10/1/14	0*	0*
		140,213
Ginnie Mae - 8.8%
4.3% 8/20/61 (b)	5,247	5,915
4.5% 3/15/25 to 6/15/25	14,395	15,669
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.515% 3/20/62 (b)	$ 19,894	$ 22,932
4.53% 10/20/62 (b)	5,266	6,142
4.55% 5/20/62 (b)	39,531	45,658
4.556% 12/20/61 (b)	21,131	24,303
4.604% 3/20/62 (b)	11,748	13,579
4.626% 3/20/62 (b)	8,503	9,823
4.649% 2/20/62 (b)	3,429	3,963
4.65% 3/20/62 (b)	7,440	8,608
4.682% 2/20/62 (b)	4,523	5,227
4.684% 1/20/62 (b)	26,008	30,019
4.804% 3/20/61 (b)	13,953	15,942
4.834% 3/20/61 (b)	24,673	28,232
5.492% 4/20/60 (b)	24,098	28,036
5.612% 4/20/58 (b)	9,940	10,604
6% 6/15/36 to 12/20/38	90,955	101,887
6.5% 8/20/38 to 9/20/38	75,389	84,922
		461,461
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,097,306)		1,110,096
Collateralized Mortgage Obligations - 11.4%

U.S. Government Agency - 11.4%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.1875% 8/25/31 (d)	249	253
Series 2002-49 Class FB, 0.8075% 11/18/31 (d)	278	279
Series 2002-60 Class FV, 1.2075% 4/25/32 (d)	116	118
Series 2002-75 Class FA, 1.2075% 11/25/32 (d)	238	242
Series 2010-15 Class FJ, 1.1375% 6/25/36 (d)	20,129	20,504
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	8,719	9,357
planned amortization class:
Series 1993-240 Class PD, 6.25% 12/25/13	296	301
Series 2003-113 Class PE, 4% 11/25/18	7,545	8,048
Series 2005-19 Class PA, 5.5% 7/25/34	6,365	7,011
Series 2005-64 Class PX, 5.5% 6/25/35	6,176	6,909
Series 2006-45 Class OP, 6/25/36 (g)	2,970	2,762
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,873
Series 2010-44 Class FM, 5% 5/25/40	7,526	8,807
Series 2011-126 Class KB, 4% 12/25/41	6,260	6,997
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2012-94 Class E, 3% 6/25/22	$ 13,969	$ 14,688
sequential payer:
Series 2004-91 Class Z, 5% 12/25/34	9,838	11,133
Series 2005-117, Class JN, 4.5% 1/25/36	645	737
Series 2005-14 Class ZB, 5% 3/25/35	3,489	3,922
Series 2005-47 Class HK, 4.5% 6/25/20	7,798	8,451
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,703
Series 2007-113 Class DB, 4.5% 12/25/22	12,440	13,894
Series 2009-14 Class EB, 4.5% 3/25/24	7,840	8,509
Series 2009-59 Class HB, 5% 8/25/39	4,590	5,180
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	12,667
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	14,233
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	1,965	190
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	3,157	290
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	9,997	1,457
Series 2010-39 Class FG, 1.1275% 3/25/36 (d)	11,552	11,788
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	6,502	508
Freddie Mac:
floater:
Series 2530 Class FE, 0.808% 2/15/32 (d)	169	171
Series 2630 Class FL, 0.708% 6/15/18 (d)	244	245
Series 2682 Class FB, 1.108% 10/15/33 (d)	11,459	11,685
Series 2711 Class FC, 1.108% 2/15/33 (d)	7,683	7,804
Series 3008 Class SM, 0% 7/15/35 (d)	36	33
floater planned amortization class Series 2770 Class FH, 0.608% 3/15/34 (d)	5,672	5,696
planned amortization class:
Series 1141 Class G, 9% 9/15/21	141	163
Series 2115 Class PE, 6% 1/15/14	58	60
Series 2356 Class GD, 6% 9/15/16	116	124
Series 2376 Class JE, 5.5% 11/15/16	771	817
Series 2381 Class OG, 5.5% 11/15/16	477	503
Series 2640 Class GE, 4.5% 7/15/18	5,725	6,040
Series 2672 Class MG, 5% 9/15/23	7,120	8,247
Series 2682 Class LD, 4.5% 10/15/33	777	879
Series 2810 Class PD, 6% 6/15/33	341	354
Series 3415 Class PC, 5% 12/15/37	2,098	2,282
Series 3763 Class QA, 4% 4/15/34	5,162	5,558
sequential payer:
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,645
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 2773 Class HC, 4.5% 4/15/19	$ 704	$ 780
Series 2877 Class ZD, 5% 10/15/34	12,768	14,303
Series 2987 Class HE, 4.5% 6/15/20	9,617	10,251
Series 3007 Class EW, 5.5% 7/15/25	8,875	10,452
Series 3277 Class B, 4% 2/15/22	5,900	6,457
Series 3578, Class B, 4.5% 9/15/24	7,927	8,666
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.6907% 1/20/38 (d)	865	870
Series 2007-59 Class FC, 0.7075% 7/20/37 (d)	3,223	3,246
Series 2008-57 Class BF, 1.0375% 7/20/38 (d)	11,251	11,466
Series 2008-73:
Class FA, 1.0707% 8/20/38 (d)	5,698	5,800
Class FK, 0.9707% 8/20/38 (d)	12,260	12,457
Series 2008-83 Class FB, 1.1107% 9/20/38 (d)	5,669	5,776
Series 2009-108 Class CF, 0.814% 11/16/39 (d)	4,466	4,510
Series 2009-116 Class KF, 0.744% 12/16/39 (d)	3,857	3,887
Series 2010-9 Class FA, 0.734% 1/16/40 (d)	5,683	5,728
Series 2011-H21 Class FA, 0.8145% 10/20/61 (b)(d)	9,971	10,024
Series 2012-H01 Class FA, 0.9145% 11/20/61 (b)(d)	7,997	8,082
Series 2012-H03 Class FA, 0.9145% 1/20/62 (b)(d)	4,828	4,880
Series 2012-H06 Class FA, 0.8445% 1/20/62 (b)(d)	7,485	7,537
Series 2012-H07 Class FA, 0.8445% 3/20/62 (b)(d)	4,394	4,426
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	3,514	3,608
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	2,436	2,505
Series 2010-99 Class PT, 3.5% 8/20/33	2,935	3,038
Series 2011-61 Class OP, 5/20/40 (g)	9,560	8,639
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,666
Series 2010-42 Class OP, 4/20/40 (g)	21,645	19,785
Series 2010-H13 Class JA, 5.46% 10/20/59 (b)	16,824	18,531
Series 2010-H15 Class TP, 5.15% 8/20/60 (b)	20,560	23,547
Series 2010-H17 Class XP, 5.3019% 7/20/60 (b)(d)	28,384	32,471
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(d)	21,028	23,953
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2011-71:
Class ZB, 5.5% 8/20/34	$ 21,621	$ 25,996
Class ZC, 5.5% 7/16/34	24,649	29,273
Series 2012-64 Class KB, 3.1131% 5/20/41 (d)	4,613	4,988
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $583,021)		603,715
Commercial Mortgage Securities - 5.2%

Freddie Mac:
floater Series K707 Class A2, 2.22% 12/25/18	20,970	22,064
pass thru-certificates floater Series KF01 Class A, 0.5643% 4/25/19 (d)	14,210	14,207
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	5,978	6,161
pass-thru certificates sequential payer:
Series KP01 Class A2, 1.72% 1/25/19	35,260	36,152
Series K011 Class A2, 4.084% 11/25/20	3,740	4,330
Series K014 Class A2, 3.871% 4/25/21	9,230	10,575
Series K015 Class A2, 3.23% 7/25/21	16,425	18,014
sequential payer:
Series K009 Class A2, 3.808% 8/25/20	32,528	37,008
Series K006 Class A2, 4.251% 1/25/20	24,840	28,912
Series K017 Class A2, 2.873% 12/25/21	28,660	30,633
Series K710 Class A2, 1.883% 5/25/19	16,382	16,908
Series K501 Class A2, 1.655% 11/25/16	9,650	9,975
Series K706:
Class A1, 1.691% 6/25/18	13,003	13,403
Class A2, 2.323% 10/25/18	23,810	25,187
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $267,007)		273,529
Foreign Government and Government Agency Obligations - 1.8%

Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23 (Cost $74,416)	70,567	94,129
Fixed-Income Funds - 22.8%
	Shares	Value (000s)
Fidelity Mortgage Backed Securities Central Fund (e) (Cost $1,135,365)	10,998,661	$ 1,204,243
Cash Equivalents - 4.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 11/30/12 due 12/3/12 (Collateralized by U.S. Government Obligations) # (Cost $228,750)	$ 228,754	228,750
TOTAL INVESTMENT PORTFOLIO - 113.9% (Cost $5,812,265)		6,009,265
NET OTHER ASSETS (LIABILITIES) - (13.9)%		(734,620)
NET ASSETS - 100%		$ 5,274,645
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 12/1/42	$ (40,200)	(42,279)
3% 12/1/42	(192,000)	(201,930)
TOTAL FANNIE MAE		(244,209)
Freddie Mac
3% 12/1/42	(40,200)	(42,132)
TOTAL TBA SALE COMMITMENTS (Proceeds $286,240)		$ (286,341)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
409 CBOT 2-Year U.S. Treasury Note Contracts	March 2013	$ 90,165	$ (1)
132 CBOT 30 Year U.S. Treasury Bond Contracts	March 2013	19,808	179
46 CBOT Ultra Long Term U.S. Treasury Bond Contracts	March 2013	7,633	54
TOTAL TREASURY CONTRACTS		$ 117,606	$ 232
The face value of futures purchased as a percentage of net assets is 2.2%
Swap Agreements
Interest Rate Swaps
Counterparty	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Nov. 2014	$ 60,600	3-month LIBOR	0.38%	$ (24)	$ 0	$ (24)
JPMorgan Chase, Inc.	Nov. 2014	42,200	3-month LIBOR	0.38%	(11)	0	(11)
Deutsche Bank AG	Nov. 2017	19,300	3-month LIBOR	0.83%	(93)	0	(93)
JPMorgan Chase, Inc.	Nov. 2017	13,400	3-month LIBOR	0.76%	(14)	0	(14)
Deutsche Bank AG	Nov. 2022	19,600	3-month LIBOR	1.76%	(208)	0	(208)
JPMorgan Chase, Inc.	Nov. 2022	12,800	3-month LIBOR	1.62%	43	0	43
JPMorgan Chase, Inc.	Jun. 2042	4,100	3-month LIBOR	2.44%	78	0	78
Deutsche Bank AG	Nov. 2042	11,700	3-month LIBOR	2.65%	(200)	0	(200)
JPMorgan Chase, Inc.	Nov. 2042	5,900	3-month LIBOR	2.46%	154	0	154
JPMorgan Chase, Inc.	Dec. 2042	47,921	3-month LIBOR	2.58%	0	0	0
TOTAL INTEREST RATE SWAPS					$ (275)	$ 0	$ (275)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,805,000.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$228,750,000 due 12/03/12 at 0.21%
Citigroup Global Markets, Inc.	$ 45,906
Credit Suisse Securities (USA) LLC	34,723
HSBC Securities (USA), Inc.	61,208
Merrill Lynch, Pierce, Fenner & Smith, Inc.	67,329
Mizuho Securities USA, Inc.	4,282
UBS Securities LLC	15,302
$ 228,750
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 7,224
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,395,601	$ 7,224	$ 194,054	$ 1,204,243	8.1%
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 2,494,803	$ -	$ 2,494,803	$ -
U.S. Government Agency - Mortgage Securities	1,110,096	-	1,110,096	-
Collateralized Mortgage Obligations	603,715	-	603,715	-
Commercial Mortgage Securities	273,529	-	273,529	-
Foreign Government and Government Agency Obligations	94,129	-	94,129	-
Fixed-Income Funds	1,204,243	1,204,243	-	-
Cash Equivalents	228,750	-	228,750	-
Total Investments in Securities:	$ 6,009,265	$ 1,204,243	$ 4,805,022	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 233	$ 233	$ -	$ -
Swap Agreements	275	-	275	-
Total Assets	$ 508	$ 233	$ 275	$ -
Liabilities
Futures Contracts	$ (1)	$ (1)	$ -	$ -
Swap Agreements	(550)	-	(550)	-
Total Liabilities	$ (551)	$ (1)	$ (550)	$ -
Total Derivative Instruments:	$ (43)	$ 232	$ (275)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (286,341)	$ -	$ (286,341)	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $5,812,029,000. Net unrealized appreciation aggregated $197,236,000, of which $201,555,000 related to appreciated investment securities and $4,319,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Government Income Fund

November 30, 2012

1.809070.108

GOV-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 47.3%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 3.4%
Fannie Mae:
0.5% 5/27/15	$ 7,577	$ 7,603
0.5% 7/2/15	70,902	71,144
0.75% 12/18/13	7,805	7,850
Federal Home Loan Bank:
0.375% 11/27/13	12,245	12,264
1% 6/21/17	14,860	15,083
Private Export Funding Corp. secured 4.974% 8/15/13	22,940	23,704
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	2,938	3,246
Series 2002-20K Class 1, 5.08% 11/1/22	5,356	5,962
Series 2003-P10B, Class 1, 5.136% 8/10/13	865	887
Series 2004-20H Class 1, 5.17% 8/1/24	1,872	2,104
Tennessee Valley Authority:
5.25% 9/15/39	12,000	16,102
5.375% 4/1/56	8,429	11,761
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		177,710
U.S. Treasury Inflation Protected Obligations - 1.2%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42	58,144	65,019
U.S. Treasury Obligations - 40.4%
U.S. Treasury Bonds:
2.75% 8/15/42	77,991	77,150
2.75% 11/15/42	70,791	69,939
3% 5/15/42	47,421	49,451
4.375% 2/15/38	14,154	18,725
5% 5/15/37 (c)	33,846	48,685
5.25% 11/15/28	23,775	33,478
5.375% 2/15/31	16,837	24,514
6.125% 11/15/27	29,897	45,201
6.125% 8/15/29	2,167	3,346
9.875% 11/15/15	10,285	13,158
U.S. Treasury Notes:
0.125% 7/31/14	37,876	37,799
0.25% 5/31/14	123,336	123,355
0.25% 6/30/14	53,197	53,203
0.25% 8/31/14	21,100	21,101
0.25% 9/15/14	22,770	22,768
0.25% 9/30/14	5,509	5,509
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.25% 12/15/14	$ 30,000	$ 29,991
0.25% 1/15/15	75,018	74,971
0.25% 7/15/15	67,923	67,828
0.25% 8/15/15	180,000	179,705
0.25% 9/15/15	1,327	1,325
0.25% 10/15/15	87,000	86,823
0.375% 11/15/14	30,000	30,067
0.375% 3/15/15	8,495	8,513
0.375% 11/15/15	20,000	20,030
0.5% 8/15/14	3,265	3,279
0.5% 10/15/14	80,000	80,356
0.625% 11/30/17	40,000	40,012
0.75% 6/30/17	58,736	59,255
0.875% 11/30/16	29,402	29,889
0.875% 7/31/19	6,174	6,136
1% 10/31/16	39,991	40,841
1% 9/30/19	826	826
1% 11/30/19	123,582	123,244
1.25% 10/31/19	1,499	1,522
1.375% 11/30/15	470	484
1.625% 8/15/22	57,279	57,525
1.625% 11/15/22	27,000	27,021
1.75% 7/31/15	42,654	44,277
1.75% 5/15/22	1,519	1,548
1.875% 8/31/17	47,000	49,846
1.875% 9/30/17	67,400	71,481
2.125% 11/30/14	21,500	22,293
2.125% 5/31/15	4,176	4,365
2.375% 8/31/14	20,000	20,736
2.375% 9/30/14	13,017	13,520
2.375% 10/31/14	17,497	18,200
2.375% 6/30/18	26,608	28,978
2.5% 6/30/17	10,000	10,880
2.625% 7/31/14	16,179	16,816
2.75% 11/30/16	18,530	20,198
3.125% 1/31/17	60,773	67,363
3.5% 2/15/18	58,585	67,039
4% 2/15/15	12,619	13,647
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.5% 5/15/17	$ 24,685	$ 28,982
4.75% 8/15/17	12,983	15,498
TOTAL U.S. TREASURY OBLIGATIONS		2,132,692
Other Government Related - 2.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.559% 12/7/20 (NCUA Guaranteed) (d)	9,216	9,246
Series 2011-R4 Class 1A, 0.5985% 3/6/20 (NCUA Guaranteed) (d)	8,178	8,194
National Credit Union Administration Guaranteed Notes Master Trust 3% 6/12/19 (NCUA Guaranteed)	92,180	101,942
TOTAL OTHER GOVERNMENT RELATED		119,382
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,426,400)		2,494,803
U.S. Government Agency - Mortgage Securities - 21.1%

Fannie Mae - 9.6%
2.223% 11/1/33 (d)	804	856
2.225% 10/1/33 (d)	273	287
2.26% 2/1/33 (d)	279	293
2.285% 12/1/34 (d)	259	273
2.285% 3/1/35 (d)	244	258
2.304% 10/1/33 (d)	133	140
2.315% 7/1/35 (d)	119	126
2.332% 3/1/35 (d)	158	169
2.384% 2/1/36 (d)	668	715
2.425% 3/1/35 (d)	40	41
2.524% 10/1/33 (d)	220	235
2.559% 6/1/36 (d)	215	230
2.605% 7/1/34 (d)	155	165
2.729% 7/1/35 (d)	450	479
2.751% 11/1/36 (d)	183	196
2.877% 5/1/36 (d)	331	352
3% 12/1/42 (a)	40,200	42,279
3% 12/1/42 (a)	88,400	92,972
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 12/1/42 (a)	$ 103,600	$ 108,958
3% 1/1/43 (a)	192,000	201,486
3.469% 3/1/40 (d)	6,346	6,630
4% 1/1/41 to 2/1/42	10,047	10,788
4.5% 3/1/41	4,838	5,326
5% 9/1/22 to 12/1/25	13,327	14,492
5.814% 3/1/36 (d)	1,531	1,631
5.984% 3/1/37 (d)	446	480
6.5% 2/1/17 to 8/1/36	16,018	18,401
7% 7/1/13	0*	0*
9% 5/1/14	50	51
9.5% 10/1/20	39	45
11.25% 5/1/14	0*	0*
11.5% 6/15/19 to 1/15/21	64	68
		508,422
Freddie Mac - 2.7%
2.195% 3/1/35 (d)	789	827
2.357% 5/1/37 (d)	486	519
2.492% 4/1/35 (d)	285	306
2.525% 2/1/36 (d)	58	61
2.673% 7/1/35 (d)	1,620	1,742
2.865% 6/1/35 (d)	763	820
3% 12/1/42 (a)	40,200	42,132
3% 1/1/43 (a)	40,200	42,042
3.056% 7/1/36 (d)	652	701
3.135% 3/1/33 (d)	41	44
3.454% 10/1/35 (d)	314	338
4% 3/1/42 to 4/1/42	31,689	34,545
4.5% 5/1/39 to 10/1/41	7,668	8,366
5.5% 12/1/27 to 7/1/35	6,950	7,632
9% 9/1/14	0*	0*
9.5% 6/1/18 to 8/1/21	71	80
9.75% 8/1/14	48	52
11% 5/1/14	5	5
12% 3/1/15	0*	0*
12.5% 2/1/14 to 6/1/15	1	1
13% 6/1/14 to 10/1/14	0*	0*
		140,213
Ginnie Mae - 8.8%
4.3% 8/20/61 (b)	5,247	5,915
4.5% 3/15/25 to 6/15/25	14,395	15,669
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.515% 3/20/62 (b)	$ 19,894	$ 22,932
4.53% 10/20/62 (b)	5,266	6,142
4.55% 5/20/62 (b)	39,531	45,658
4.556% 12/20/61 (b)	21,131	24,303
4.604% 3/20/62 (b)	11,748	13,579
4.626% 3/20/62 (b)	8,503	9,823
4.649% 2/20/62 (b)	3,429	3,963
4.65% 3/20/62 (b)	7,440	8,608
4.682% 2/20/62 (b)	4,523	5,227
4.684% 1/20/62 (b)	26,008	30,019
4.804% 3/20/61 (b)	13,953	15,942
4.834% 3/20/61 (b)	24,673	28,232
5.492% 4/20/60 (b)	24,098	28,036
5.612% 4/20/58 (b)	9,940	10,604
6% 6/15/36 to 12/20/38	90,955	101,887
6.5% 8/20/38 to 9/20/38	75,389	84,922
		461,461
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,097,306)		1,110,096
Collateralized Mortgage Obligations - 11.4%

U.S. Government Agency - 11.4%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.1875% 8/25/31 (d)	249	253
Series 2002-49 Class FB, 0.8075% 11/18/31 (d)	278	279
Series 2002-60 Class FV, 1.2075% 4/25/32 (d)	116	118
Series 2002-75 Class FA, 1.2075% 11/25/32 (d)	238	242
Series 2010-15 Class FJ, 1.1375% 6/25/36 (d)	20,129	20,504
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	8,719	9,357
planned amortization class:
Series 1993-240 Class PD, 6.25% 12/25/13	296	301
Series 2003-113 Class PE, 4% 11/25/18	7,545	8,048
Series 2005-19 Class PA, 5.5% 7/25/34	6,365	7,011
Series 2005-64 Class PX, 5.5% 6/25/35	6,176	6,909
Series 2006-45 Class OP, 6/25/36 (g)	2,970	2,762
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,873
Series 2010-44 Class FM, 5% 5/25/40	7,526	8,807
Series 2011-126 Class KB, 4% 12/25/41	6,260	6,997
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2012-94 Class E, 3% 6/25/22	$ 13,969	$ 14,688
sequential payer:
Series 2004-91 Class Z, 5% 12/25/34	9,838	11,133
Series 2005-117, Class JN, 4.5% 1/25/36	645	737
Series 2005-14 Class ZB, 5% 3/25/35	3,489	3,922
Series 2005-47 Class HK, 4.5% 6/25/20	7,798	8,451
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,703
Series 2007-113 Class DB, 4.5% 12/25/22	12,440	13,894
Series 2009-14 Class EB, 4.5% 3/25/24	7,840	8,509
Series 2009-59 Class HB, 5% 8/25/39	4,590	5,180
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	12,667
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	14,233
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	1,965	190
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	3,157	290
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	9,997	1,457
Series 2010-39 Class FG, 1.1275% 3/25/36 (d)	11,552	11,788
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	6,502	508
Freddie Mac:
floater:
Series 2530 Class FE, 0.808% 2/15/32 (d)	169	171
Series 2630 Class FL, 0.708% 6/15/18 (d)	244	245
Series 2682 Class FB, 1.108% 10/15/33 (d)	11,459	11,685
Series 2711 Class FC, 1.108% 2/15/33 (d)	7,683	7,804
Series 3008 Class SM, 0% 7/15/35 (d)	36	33
floater planned amortization class Series 2770 Class FH, 0.608% 3/15/34 (d)	5,672	5,696
planned amortization class:
Series 1141 Class G, 9% 9/15/21	141	163
Series 2115 Class PE, 6% 1/15/14	58	60
Series 2356 Class GD, 6% 9/15/16	116	124
Series 2376 Class JE, 5.5% 11/15/16	771	817
Series 2381 Class OG, 5.5% 11/15/16	477	503
Series 2640 Class GE, 4.5% 7/15/18	5,725	6,040
Series 2672 Class MG, 5% 9/15/23	7,120	8,247
Series 2682 Class LD, 4.5% 10/15/33	777	879
Series 2810 Class PD, 6% 6/15/33	341	354
Series 3415 Class PC, 5% 12/15/37	2,098	2,282
Series 3763 Class QA, 4% 4/15/34	5,162	5,558
sequential payer:
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,645
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 2773 Class HC, 4.5% 4/15/19	$ 704	$ 780
Series 2877 Class ZD, 5% 10/15/34	12,768	14,303
Series 2987 Class HE, 4.5% 6/15/20	9,617	10,251
Series 3007 Class EW, 5.5% 7/15/25	8,875	10,452
Series 3277 Class B, 4% 2/15/22	5,900	6,457
Series 3578, Class B, 4.5% 9/15/24	7,927	8,666
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.6907% 1/20/38 (d)	865	870
Series 2007-59 Class FC, 0.7075% 7/20/37 (d)	3,223	3,246
Series 2008-57 Class BF, 1.0375% 7/20/38 (d)	11,251	11,466
Series 2008-73:
Class FA, 1.0707% 8/20/38 (d)	5,698	5,800
Class FK, 0.9707% 8/20/38 (d)	12,260	12,457
Series 2008-83 Class FB, 1.1107% 9/20/38 (d)	5,669	5,776
Series 2009-108 Class CF, 0.814% 11/16/39 (d)	4,466	4,510
Series 2009-116 Class KF, 0.744% 12/16/39 (d)	3,857	3,887
Series 2010-9 Class FA, 0.734% 1/16/40 (d)	5,683	5,728
Series 2011-H21 Class FA, 0.8145% 10/20/61 (b)(d)	9,971	10,024
Series 2012-H01 Class FA, 0.9145% 11/20/61 (b)(d)	7,997	8,082
Series 2012-H03 Class FA, 0.9145% 1/20/62 (b)(d)	4,828	4,880
Series 2012-H06 Class FA, 0.8445% 1/20/62 (b)(d)	7,485	7,537
Series 2012-H07 Class FA, 0.8445% 3/20/62 (b)(d)	4,394	4,426
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	3,514	3,608
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	2,436	2,505
Series 2010-99 Class PT, 3.5% 8/20/33	2,935	3,038
Series 2011-61 Class OP, 5/20/40 (g)	9,560	8,639
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,666
Series 2010-42 Class OP, 4/20/40 (g)	21,645	19,785
Series 2010-H13 Class JA, 5.46% 10/20/59 (b)	16,824	18,531
Series 2010-H15 Class TP, 5.15% 8/20/60 (b)	20,560	23,547
Series 2010-H17 Class XP, 5.3019% 7/20/60 (b)(d)	28,384	32,471
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(d)	21,028	23,953
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2011-71:
Class ZB, 5.5% 8/20/34	$ 21,621	$ 25,996
Class ZC, 5.5% 7/16/34	24,649	29,273
Series 2012-64 Class KB, 3.1131% 5/20/41 (d)	4,613	4,988
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $583,021)		603,715
Commercial Mortgage Securities - 5.2%

Freddie Mac:
floater Series K707 Class A2, 2.22% 12/25/18	20,970	22,064
pass thru-certificates floater Series KF01 Class A, 0.5643% 4/25/19 (d)	14,210	14,207
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	5,978	6,161
pass-thru certificates sequential payer:
Series KP01 Class A2, 1.72% 1/25/19	35,260	36,152
Series K011 Class A2, 4.084% 11/25/20	3,740	4,330
Series K014 Class A2, 3.871% 4/25/21	9,230	10,575
Series K015 Class A2, 3.23% 7/25/21	16,425	18,014
sequential payer:
Series K009 Class A2, 3.808% 8/25/20	32,528	37,008
Series K006 Class A2, 4.251% 1/25/20	24,840	28,912
Series K017 Class A2, 2.873% 12/25/21	28,660	30,633
Series K710 Class A2, 1.883% 5/25/19	16,382	16,908
Series K501 Class A2, 1.655% 11/25/16	9,650	9,975
Series K706:
Class A1, 1.691% 6/25/18	13,003	13,403
Class A2, 2.323% 10/25/18	23,810	25,187
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $267,007)		273,529
Foreign Government and Government Agency Obligations - 1.8%

Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23 (Cost $74,416)	70,567	94,129
Fixed-Income Funds - 22.8%
	Shares	Value (000s)
Fidelity Mortgage Backed Securities Central Fund (e) (Cost $1,135,365)	10,998,661	$ 1,204,243
Cash Equivalents - 4.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 11/30/12 due 12/3/12 (Collateralized by U.S. Government Obligations) # (Cost $228,750)	$ 228,754	228,750
TOTAL INVESTMENT PORTFOLIO - 113.9% (Cost $5,812,265)		6,009,265
NET OTHER ASSETS (LIABILITIES) - (13.9)%		(734,620)
NET ASSETS - 100%		$ 5,274,645
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 12/1/42	$ (40,200)	(42,279)
3% 12/1/42	(192,000)	(201,930)
TOTAL FANNIE MAE		(244,209)
Freddie Mac
3% 12/1/42	(40,200)	(42,132)
TOTAL TBA SALE COMMITMENTS (Proceeds $286,240)		$ (286,341)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
409 CBOT 2-Year U.S. Treasury Note Contracts	March 2013	$ 90,165	$ (1)
132 CBOT 30 Year U.S. Treasury Bond Contracts	March 2013	19,808	179
46 CBOT Ultra Long Term U.S. Treasury Bond Contracts	March 2013	7,633	54
TOTAL TREASURY CONTRACTS		$ 117,606	$ 232
The face value of futures purchased as a percentage of net assets is 2.2%
Swap Agreements
Interest Rate Swaps
Counterparty	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Nov. 2014	$ 60,600	3-month LIBOR	0.38%	$ (24)	$ 0	$ (24)
JPMorgan Chase, Inc.	Nov. 2014	42,200	3-month LIBOR	0.38%	(11)	0	(11)
Deutsche Bank AG	Nov. 2017	19,300	3-month LIBOR	0.83%	(93)	0	(93)
JPMorgan Chase, Inc.	Nov. 2017	13,400	3-month LIBOR	0.76%	(14)	0	(14)
Deutsche Bank AG	Nov. 2022	19,600	3-month LIBOR	1.76%	(208)	0	(208)
JPMorgan Chase, Inc.	Nov. 2022	12,800	3-month LIBOR	1.62%	43	0	43
JPMorgan Chase, Inc.	Jun. 2042	4,100	3-month LIBOR	2.44%	78	0	78
Deutsche Bank AG	Nov. 2042	11,700	3-month LIBOR	2.65%	(200)	0	(200)
JPMorgan Chase, Inc.	Nov. 2042	5,900	3-month LIBOR	2.46%	154	0	154
JPMorgan Chase, Inc.	Dec. 2042	47,921	3-month LIBOR	2.58%	0	0	0
TOTAL INTEREST RATE SWAPS					$ (275)	$ 0	$ (275)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,805,000.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$228,750,000 due 12/03/12 at 0.21%
Citigroup Global Markets, Inc.	$ 45,906
Credit Suisse Securities (USA) LLC	34,723
HSBC Securities (USA), Inc.	61,208
Merrill Lynch, Pierce, Fenner & Smith, Inc.	67,329
Mizuho Securities USA, Inc.	4,282
UBS Securities LLC	15,302
$ 228,750
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 7,224
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,395,601	$ 7,224	$ 194,054	$ 1,204,243	8.1%
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 2,494,803	$ -	$ 2,494,803	$ -
U.S. Government Agency - Mortgage Securities	1,110,096	-	1,110,096	-
Collateralized Mortgage Obligations	603,715	-	603,715	-
Commercial Mortgage Securities	273,529	-	273,529	-
Foreign Government and Government Agency Obligations	94,129	-	94,129	-
Fixed-Income Funds	1,204,243	1,204,243	-	-
Cash Equivalents	228,750	-	228,750	-
Total Investments in Securities:	$ 6,009,265	$ 1,204,243	$ 4,805,022	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 233	$ 233	$ -	$ -
Swap Agreements	275	-	275	-
Total Assets	$ 508	$ 233	$ 275	$ -
Liabilities
Futures Contracts	$ (1)	$ (1)	$ -	$ -
Swap Agreements	(550)	-	(550)	-
Total Liabilities	$ (551)	$ (1)	$ (550)	$ -
Total Derivative Instruments:	$ (43)	$ 232	$ (275)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (286,341)	$ -	$ (286,341)	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $5,812,029,000. Net unrealized appreciation aggregated $197,236,000, of which $201,555,000 related to appreciated investment securities and $4,319,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Intermediate Government
Income Fund

November 30, 2012

1.809098.108

SLM-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 64.8%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 3.0%
Fannie Mae:
0.5% 5/27/15	$ 4,930	$ 4,947
0.5% 7/2/15	19,510	19,577
Federal Home Loan Bank:
0.375% 11/27/13	1,505	1,507
0.875% 12/27/13	465	468
1% 6/21/17	3,190	3,238
Private Export Funding Corp. secured 4.974% 8/15/13	3,435	3,549
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	361	406
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		33,692
U.S. Treasury Obligations - 58.3%
U.S. Treasury Bonds:
2.75% 11/15/42	11,081	10,948
8.75% 5/15/17	14,750	20,082
U.S. Treasury Notes:
0.125% 7/31/14	6,348	6,335
0.25% 8/31/14	4,400	4,400
0.25% 9/15/14	9,274	9,273
0.25% 9/30/14	2,243	2,243
0.25% 12/15/14	12,000	11,996
0.25% 1/15/15	32,989	32,968
0.25% 7/15/15	3,394	3,389
0.25% 8/15/15	12,490	12,470
0.25% 9/15/15	43,683	43,601
0.25% 10/15/15	6,700	6,686
0.375% 11/15/14	15,000	15,033
0.375% 3/15/15	16,049	16,083
0.375% 11/15/15	13,000	13,019
0.5% 8/15/14	31,309	31,442
0.5% 10/15/14	1,475	1,482
0.5% 7/31/17	8,199	8,173
0.625% 11/30/17	7,000	7,002
0.75% 6/30/17	16,678	16,825
0.75% 10/31/17	15,375	15,481
0.875% 7/31/19	24,596	24,444
1% 9/30/16	10,511	10,734
1% 9/30/19	4,837	4,836
1% 11/30/19	52,585	52,445
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.25% 10/31/19	$ 4,464	$ 4,532
1.375% 11/30/15	941	970
1.625% 8/15/22	20,512	20,600
1.75% 7/31/15	3,168	3,289
1.75% 5/15/22	3,783	3,856
1.875% 6/30/15	35,554	36,987
1.875% 10/31/17	1,923	2,040
2.125% 5/31/15	352	368
2.375% 8/31/14	9,290	9,632
2.375% 9/30/14	4,572	4,749
2.375% 10/31/14	16,136	16,784
2.375% 7/31/17	12,000	12,994
2.375% 6/30/18	6,062	6,602
2.5% 3/31/15	7,000	7,360
2.5% 6/30/17	1,800	1,958
2.625% 2/29/16	12,000	12,874
3% 9/30/16	6,641	7,285
3% 2/28/17	26,424	29,188
3.125% 10/31/16	3,971	4,381
3.125% 1/31/17	27,081	30,018
3.5% 2/15/18	14,104	16,139
4.5% 5/15/17 (b)	1,369	1,607
4.625% 2/15/17	14,625	17,131
4.75% 8/15/17	12,139	14,491
TOTAL U.S. TREASURY OBLIGATIONS		647,225
Other Government Related - 3.5%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.559% 12/7/20 (NCUA Guaranteed) (c)	2,173	2,180
Series 2011-R1 Class 1A, 0.6685% 1/8/20 (NCUA Guaranteed) (c)	3,493	3,509
Series 2011-R4 Class 1A, 0.5985% 3/6/20 (NCUA Guaranteed) (c)	1,770	1,773
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)	1,690	1,729
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
National Credit Union Administration Guaranteed Notes Master Trust: - continued
2.35% 6/12/17 (NCUA Guaranteed)	$ 14,740	$ 15,696
3.45% 6/12/21 (NCUA Guaranteed)	12,000	13,602
TOTAL OTHER GOVERNMENT RELATED		38,489
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $699,697)		719,406
U.S. Government Agency - Mortgage Securities - 14.1%

Fannie Mae - 3.6%
2.223% 11/1/33 (c)	85	90
2.26% 2/1/33 (c)	31	32
2.285% 12/1/34 (c)	25	27
2.285% 3/1/35 (c)	31	32
2.304% 10/1/33 (c)	15	16
2.315% 7/1/35 (c)	14	15
2.332% 3/1/35 (c)	19	20
2.339% 7/1/36 (c)	113	119
2.384% 2/1/36 (c)	63	68
2.425% 3/1/35 (c)	4	5
2.452% 10/1/35 (c)	24	25
2.524% 10/1/33 (c)	27	29
2.559% 1/1/35 (c)	145	154
2.559% 6/1/36 (c)	20	22
2.605% 7/1/34 (c)	18	19
2.63% 6/1/47 (c)	83	89
2.639% 3/1/33 (c)	70	75
2.664% 2/1/37 (c)	284	305
2.729% 7/1/35 (c)	35	37
2.751% 11/1/36 (c)	184	198
2.781% 9/1/36 (c)	64	69
2.877% 5/1/36 (c)	32	34
2.996% 4/1/36 (c)	222	236
3% 12/1/42 (a)	10,000	10,517
3% 12/1/42 (a)	13,300	13,988
3.215% 8/1/35 (c)	412	443
3.469% 3/1/40 (c)	1,470	1,536
5% 1/1/22 to 9/1/22	2,843	3,092
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 10/1/20 to 4/1/21	$ 2,753	$ 2,962
5.984% 3/1/37 (c)	42	45
6% 6/1/16 to 3/1/34	1,098	1,226
6.5% 6/1/16 to 8/1/36	3,683	4,207
7% 12/1/12 to 9/1/14	6	7
10.25% 10/1/18	2	2
11% 1/1/16	5	5
11.25% 5/1/14 to 1/1/16	10	11
11.5% 1/1/13 to 6/15/19	9	9
12.5% 12/1/13 to 7/1/16	27	29
13% 10/1/14	11	12
		39,807
Freddie Mac - 1.9%
2.161% 6/1/33 (c)	164	173
2.195% 3/1/35 (c)	77	81
2.2% 3/1/37 (c)	21	23
2.336% 11/1/35 (c)	145	155
2.355% 4/1/34 (c)	693	737
2.357% 5/1/37 (c)	47	51
2.361% 2/1/37 (c)	31	33
2.375% 5/1/37 (c)	35	38
2.415% 7/1/35 (c)	697	739
2.47% 8/1/37 (c)	73	78
2.478% 6/1/37 (c)	17	19
2.525% 2/1/36 (c)	8	8
2.632% 7/1/35 (c)	196	209
2.638% 4/1/37 (c)	62	67
2.673% 7/1/35 (c)	164	176
2.7% 10/1/35 (c)	156	165
2.726% 10/1/36 (c)	189	202
2.76% 5/1/37 (c)	588	633
2.76% 5/1/37 (c)	317	341
2.79% 6/1/37 (c)	132	142
2.97% 4/1/37 (c)	4	4
3.056% 7/1/36 (c)	64	68
3.135% 3/1/33 (c)	4	5
3.454% 10/1/35 (c)	30	33
4% 3/1/42 to 4/1/42	5,695	6,208
5.5% 11/1/18 to 7/1/35	8,870	9,567
6.5% 12/1/21	244	270
9% 7/1/16	5	5
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
9.5% 7/1/16 to 8/1/21	$ 79	$ 88
10% 4/1/15 to 3/1/21	117	128
10.5% 1/1/21	2	2
11% 9/1/20	3	4
11.25% 6/1/14	13	13
11.5% 10/1/15 to 11/1/15	10	10
12% 2/1/13 to 11/1/19	3	4
12.5% 1/1/13 to 6/1/19	60	64
13% 12/1/13 to 5/1/17	5	5
14% 4/1/16	0*	0*
		20,548
Ginnie Mae - 8.6%
4% 9/15/25	477	517
4.3% 8/20/61 (f)	1,096	1,236
4.5% 3/15/25 to 6/15/25	3,036	3,305
4.515% 3/20/62 (f)	4,195	4,836
4.53% 10/20/62 (f)	1,103	1,287
4.55% 5/20/62 (f)	8,539	9,863
4.556% 12/20/61 (f)	4,451	5,120
4.604% 3/20/62 (f)	2,514	2,905
4.626% 3/20/62 (f)	1,851	2,139
4.649% 2/20/62 (f)	722	834
4.65% 3/20/62 (f)	1,648	1,906
4.682% 2/20/62 (f)	945	1,093
4.684% 1/20/62 (f)	5,598	6,461
4.804% 3/20/61 (f)	3,016	3,445
4.834% 3/20/61 (f)	5,330	6,099
5.612% 4/20/58 (f)	2,155	2,299
6% 6/15/36 to 12/20/38	18,886	21,156
6.5% 8/20/38 to 9/20/38	18,491	20,829
8% 12/15/23	166	192
8.5% 6/15/16 to 2/15/17	2	2
10.5% 9/15/15 to 10/15/21	223	248
11% 5/20/16 to 1/20/21	23	25
13% 10/15/13	1	1
13.25% 8/15/14	2	2
13.5% 12/15/14	1	1
		95,801
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $153,784)		156,156
Collateralized Mortgage Obligations - 17.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 17.2%
Fannie Mae:
floater:
Series 1994-42 Class FK, 1.31% 4/25/24 (c)	$ 1,249	$ 1,264
Series 2001-38 Class QF, 1.1875% 8/25/31 (c)	233	237
Series 2002-60 Class FV, 1.2075% 4/25/32 (c)	58	59
Series 2002-74 Class FV, 0.6575% 11/25/32 (c)	2,261	2,274
Series 2002-75 Class FA, 1.2075% 11/25/32 (c)	119	121
Series 2008-76 Class EF, 0.7075% 9/25/23 (c)	783	786
Series 2010-15 Class FJ, 1.1375% 6/25/36 (c)	4,356	4,437
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	1,809	1,942
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	27	29
Series 2002-16 Class PG, 6% 4/25/17	286	307
Series 2002-9 Class PC, 6% 3/25/17	21	22
Series 2003-28 Class KG, 5.5% 4/25/23	716	796
Series 2004-80 Class LD, 4% 1/25/19	418	428
Series 2005-19 Class PA, 5.5% 7/25/34	1,372	1,511
Series 2005-52 Class PB, 6.5% 12/25/34	190	201
Series 2005-64 Class PX, 5.5% 6/25/35	1,332	1,490
Series 2010-44 Class FM, 5% 5/25/40	1,560	1,826
Series 2012-94 Class E, 3% 6/25/22	2,916	3,066
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	79	83
Series 2002-57 Class BD, 5.5% 9/25/17	73	78
Series 2004-72 Class CB, 4% 9/25/19	5,000	5,269
Series 2004-91 Class Z, 5% 12/25/34	2,176	2,463
Series 2005-47 Class HK, 4.5% 6/25/20	1,790	1,940
Series 2007-113 Class DB, 4.5% 12/25/22	2,930	3,272
Series 2009-14 Class EB, 4.5% 3/25/24	1,800	1,954
Series 2009-59 Class HB, 5% 8/25/39	960	1,083
Series 2010-97 Class CX, 4.5% 9/25/25	2,500	2,929
Series 2010-139 Class NI, 4.5% 2/25/40 (d)	2,306	336
Series 2010-39 Class FG, 1.1275% 3/25/36 (c)	2,489	2,539
Series 2011-67 Class AI, 4% 7/25/26 (d)	824	75
Freddie Mac:
floater:
Series 2526 Class FC, 0.608% 11/15/32 (c)	362	364
Series 2630 Class FL, 0.708% 6/15/18 (c)	26	26
Series 2711 Class FC, 1.108% 2/15/33 (c)	1,659	1,685
Series 3835 Class FC, 0.558% 5/15/38 (c)	6,424	6,430
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
floater planned amortization class Series 2770 Class FH, 0.608% 3/15/34 (c)	$ 1,179	$ 1,184
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	82	88
Series 2376 Class JE, 5.5% 11/15/16	75	80
Series 2381 Class OG, 5.5% 11/15/16	47	49
Series 2425 Class JH, 6% 3/15/17	97	105
Series 2640 Class GE, 4.5% 7/15/18	2,890	3,049
Series 2672 Class MG, 5% 9/15/23	1,630	1,888
Series 2695 Class DG, 4% 10/15/18	1,566	1,641
Series 2802 Class OB, 6% 5/15/34	1,355	1,564
Series 2810 Class PD, 6% 6/15/33	376	390
Series 3415 Class PC, 5% 12/15/37	590	642
Series 3741 Class YU, 3.5% 11/15/22	2,944	3,095
Series 3763 Class QA, 4% 4/15/34	1,076	1,158
sequential payer:
Series 2145 Class MZ, 6.5% 4/15/29	1,612	1,833
Series 1929 Class EZ, 7.5% 2/17/27	1,056	1,184
Series 2357 Class ZB, 6.5% 9/15/31	843	957
Series 2582 Class CG, 4% 11/15/17	1,493	1,517
Series 2877 Class ZD, 5% 10/15/34	2,814	3,152
Series 2998 Class LY, 5.5% 7/15/25	295	341
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,325
Series 3013 Class VJ, 5% 1/15/14	405	413
Series 3277 Class B, 4% 2/15/22	1,200	1,313
Series 3578, Class B, 4.5% 9/15/24	1,820	1,990
Series 3659 Class EJ 3% 6/15/18	1,467	1,520
Series 3675 Class CA, 3% 4/15/20	11,473	11,816
Series 2715 Class NG, 4.5% 12/15/18	890	957
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.6907% 1/20/38 (c)	182	183
Series 2007-59 Class FC, 0.7075% 7/20/37 (c)	679	684
Series 2009-108 Class CF, 0.814% 11/16/39 (c)	925	934
Series 2009-116 Class KF, 0.744% 12/16/39 (c)	804	810
Series 2010-9 Class FA, 0.734% 1/16/40 (c)	1,177	1,187
Series 2010-H17 Class FA, 0.541% 7/20/60 (c)(f)	3,700	3,656
Series 2010-H18 Class AF, 0.5145% 9/20/60 (c)(f)	3,850	3,812
Series 2010-H19 Class FG, 0.5145% 8/20/60 (c)(f)	4,961	4,914
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2010-H27 Series FA, 0.5945% 12/20/60 (c)(f)	$ 1,155	$ 1,149
Series 2011-H03 Class FA, 0.7145% 1/20/61 (c)(f)	3,519	3,520
Series 2011-H05 Class FA, 0.7145% 12/20/60 (c)(f)	2,420	2,421
Series 2011-H07 Class FA, 0.7145% 2/20/61 (c)(f)	4,020	4,021
Series 2011-H12 Class FA, 0.7045% 2/20/61 (c)(f)	4,949	4,947
Series 2011-H13 Class FA, 0.7145% 4/20/61 (c)(f)	2,035	2,036
Series 2011-H14:
Class FB, 0.7145% 5/20/61 (c)(f)	2,214	2,215
Class FC, 0.7145% 5/20/61 (c)(f)	2,227	2,228
Series 2011-H17 Class FA, 0.7445% 6/20/61 (c)(f)	2,824	2,829
Series 2011-H21 Class FA, 0.8145% 10/20/61 (c)(f)	2,862	2,877
Series 2012-H01 Class FA, 0.9145% 11/20/61 (c)(f)	2,295	2,320
Series 2012-H03 Class FA, 0.9145% 1/20/62 (c)(f)	1,390	1,406
Series 2012-H06 Class FA, 0.8445% 1/20/62 (c)(f)	2,145	2,161
Series 2012-H07 Class FA, 0.8445% 3/20/62 (c)(f)	1,265	1,275
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	761	781
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	514	529
Series 2010-99 Class PT, 3.5% 8/20/33	618	640
Series 2011-136 Class WI, 4.5% 5/20/40 (d)	1,193	233
Series 2011-68 Class EC, 3.5% 4/20/41	2,316	2,496
Series 2011-79 Class PO, 6/20/40 (e)	3,774	3,433
Series 1999-18 Class Z, 6.25% 5/16/29	2,536	2,934
Series 2010-42 Class OP, 4/20/40 (e)	4,970	4,543
Series 2010-H13 Class JA, 5.46% 10/20/59 (f)	10,164	11,195
Series 2010-H15 Class TP, 5.15% 8/20/60 (f)	4,445	5,091
Series 2010-H17 Class XP, 5.3019% 7/20/60 (c)(f)	6,007	6,872
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(f)	$ 4,426	$ 5,042
Series 2012-64 Class KB, 3.1131% 5/20/41 (c)	991	1,071
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $187,510)		191,018
Commercial Mortgage Securities - 5.0%

Freddie Mac:
floater Series K707 Class A2, 2.22% 12/25/18	4,510	4,745
pass thru-certificates floater Series KF01 Class A, 0.5643% 4/25/19 (c)	3,931	3,930
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	1,272	1,311
pass-thru certificates sequential payer:
Series KP01 Class A2, 1.72% 1/25/19	7,320	7,505
Series K011 Class A2, 4.084% 11/25/20	780	903
Series K014 Class A2, 3.871% 4/25/21	1,920	2,200
Series K015 Class A2, 3.23% 7/25/21	3,410	3,740
sequential payer:
Series K009 Class A2, 3.808% 8/25/20	6,820	7,759
Series K006 Class A2, 4.251% 1/25/20	5,360	6,239
Series K017 Class A2, 2.873% 12/25/21	6,140	6,563
Series K710 Class A2, 1.883% 5/25/19	3,433	3,543
Series K501 Class A2, 1.655% 11/25/16	2,080	2,150
Series K706:
Class A1, 1.691% 6/25/18	10	10
Class A2, 2.323% 10/25/18	5,140	5,437
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $54,685)		56,035
Foreign Government and Government Agency Obligations - 1.8%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	3,897	5,198
5.5% 12/4/23	10,700	14,298
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $16,788)		19,496
Cash Equivalents - 3.7%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 11/30/12 due 12/3/12 (Collateralized by U.S. Government Obligations) # (Cost $40,812)	$ 40,812	$ 40,812
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $1,153,276)		1,182,923
NET OTHER ASSETS (LIABILITIES) - (6.6)%		(72,852)
NET ASSETS - 100%		$ 1,110,071
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
265 CBOT 2-Year U.S. Treasury Note Contracts	March 2013	$ 58,420	$ (1)
9 CBOT Ultra Long Term U.S. Treasury Bond Contracts	March 2013	1,493	11
TOTAL TREASURY CONTRACTS		$ 59,913	$ 10

The face value of futures purchased as a percentage of net assets is 5.4%
Swap Agreements
Interest Rate Swaps
Counterparty	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Suisse First Boston	Nov. 2014	$ 5,900	3-month LIBOR	0.37%	$ (1)	$ 0	$ (1)
JPMorgan Chase, Inc.	Nov. 2014	5,000	3-month LIBOR	0.38%	(2)	0	(2)
Credit Suisse First Boston	Nov. 2017	1,700	3-month LIBOR	0.78%	(3)	0	(3)
Swap Agreements - continued
Interest Rate Swaps - continued
Counterparty	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
JPMorgan Chase, Inc.	Nov. 2017	$ 1,400	3-month LIBOR	0.82%	$ (6)	$ 0	$ (6)
Credit Suisse First Boston	Nov. 2022	1,600	3-month LIBOR	1.67%	(2)	0	(2)
JPMorgan Chase, Inc.	Nov. 2022	1,300	3-month LIBOR	1.75%	(13)	0	(13)
JPMorgan Chase, Inc.	Jun. 2042	900	3-month LIBOR	2.44%	17	0	17
Credit Suisse First Boston	Nov. 2042	800	3-month LIBOR	2.53%	8	0	8
JPMorgan Chase, Inc.	Nov. 2042	700	3-month LIBOR	2.63%	(9)	0	(9)
JPMorgan Chase, Inc.	Dec. 2042	10,137	3-month LIBOR	2.58%	0	0	0
TOTAL INTEREST RATE SWAPS					$ (11)	$ 0	$ (11)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $316,000.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$40,812,000 due 12/03/12 at 0.21%
Citigroup Global Markets, Inc.	$ 8,190
Credit Suisse Securities (USA) LLC	6,195
HSBC Securities (USA), Inc.	10,920
Merrill Lynch, Pierce, Fenner & Smith, Inc.	12,013
Mizuho Securities USA, Inc.	764
UBS Securities LLC	2,730
$ 40,812
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 719,406	$ -	$ 719,406	$ -
U.S. Government Agency - Mortgage Securities	156,156	-	156,156	-
Collateralized Mortgage Obligations	191,018	-	191,018	-
Commercial Mortgage Securities	56,035	-	56,035	-
Foreign Government and Government Agency Obligations	19,496	-	19,496	-
Cash Equivalents	40,812	-	40,812	-
Total Investments in Securities:	$ 1,182,923	$ -	$ 1,182,923	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 11	$ 11	$ -	$ -
Swap Agreements	25	-	25	-
Total Assets	$ 36	$ 11	$ 25	$ -
Liabilities
Futures Contracts	$ (1)	$ (1)	$ -	$ -
Swap Agreements	(36)	-	(36)	-
Total Liabilities	$ (36)	$ (1)	$ (36)	$ -
Total Derivative Instruments:	$ (1)	$ 10	$ (11)	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $1,153,201,000. Net unrealized appreciation aggregated $29,722,000, of which $30,513,000 related to appreciated investment securities and $791,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Total Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2012

1.809539.108

ATB-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 25.6%
		Principal Amount (d)	Value
Convertible Bonds - 0.0%
MATERIALS - 0.0%
Metals & Mining - 0.0%
Vedanta Resources Jersey II Ltd. 4% 3/30/17		$ 2,600,000	$ 2,574,000
Nonconvertible Bonds - 25.6%
CONSUMER DISCRETIONARY - 2.5%
Auto Components - 0.1%
Continental Rubber of America Corp. 4.5% 9/15/19 (f)		1,230,000	1,245,375
Dana Holding Corp. 6.5% 2/15/19		2,080,000	2,194,400
Delphi Corp. 5.875% 5/15/19		1,685,000	1,802,950
JB Poindexter & Co., Inc. 9% 4/1/22 (f)		1,900,000	1,947,500
Tenneco, Inc.:
6.875% 12/15/20		1,505,000	1,619,756
7.75% 8/15/18		1,400,000	1,520,750
			10,330,731
Automobiles - 0.1%
Automotores Gildemeister SA 8.25% 5/24/21 (f)		575,000	623,875
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		3,090,000	3,371,963
8.25% 6/15/21		5,205,000	5,725,500
			9,721,338
Distributors - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19		1,000,000	1,055,000
6.5% 5/20/21		156,000	166,140
			1,221,140
Hotels, Restaurants & Leisure - 0.2%
Ameristar Casinos, Inc.:
7.5% 4/15/21		2,570,000	2,724,200
7.5% 4/15/21 (f)		1,700,000	1,793,500
FelCor Lodging LP 6.75% 6/1/19		475,000	499,938
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,635,000	1,874,119
ITT Corp. 7.375% 11/15/15		250,000	291,030
MGM Mirage, Inc.:
7.5% 6/1/16		4,130,000	4,398,450
7.625% 1/15/17		2,355,000	2,508,075
8.625% 2/1/19 (f)		1,960,000	2,131,500
11.375% 3/1/18		1,845,000	2,181,713
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		$ 2,950,000	$ 3,392,500
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		1,665,000	1,739,925
7.25% 3/15/18		465,000	526,613
7.5% 10/15/27		1,885,000	2,111,200
yankee 7.25% 6/15/16		3,985,000	4,483,125
Times Square Hotel Trust 8.528% 8/1/26 (f)		840,428	999,941
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22		1,535,000	1,611,750
7.75% 8/15/20		970,000	1,098,525
			34,366,104
Household Durables - 0.2%
D.R. Horton, Inc. 4.375% 9/15/22		865,000	866,081
KB Home:
7.25% 6/15/18		1,495,000	1,622,075
7.5% 9/15/22		1,210,000	1,306,800
9.1% 9/15/17		705,000	814,275
Lennar Corp.:
4.75% 11/15/22 (f)		1,400,000	1,354,500
6.95% 6/1/18		4,640,000	5,220,000
12.25% 6/1/17		1,135,000	1,515,225
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20 (f)		2,280,000	2,328,450
7.875% 8/15/19		1,760,000	1,936,000
8.5% 5/15/18 (e)		970,000	986,975
9.875% 8/15/19		2,560,000	2,713,600
Standard Pacific Corp.:
8.375% 5/15/18		6,495,000	7,501,725
8.375% 1/15/21		880,000	1,012,000
10.75% 9/15/16		2,370,000	2,903,250
William Lyon Homes, Inc. 8.5% 11/15/20 (f)		420,000	428,400
			32,509,356
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.0%
Zayo Group LLC/Zayo Capital, Inc.:
8.125% 1/1/20		$ 1,890,000	$ 2,055,375
10.125% 7/1/20		785,000	879,200
			2,934,575
Media - 1.8%
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	685,039
Cablevision Systems Corp.:
5.875% 9/15/22		2,280,000	2,234,400
7.75% 4/15/18		2,305,000	2,518,213
8.625% 9/15/17		3,505,000	4,021,988
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		5,375,000	5,798,281
7% 1/15/19		8,610,000	9,277,275
7.875% 4/30/18		865,000	934,200
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		185,000	190,088
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		5,180,000	5,529,650
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (f)		565,000	562,175
6.5% 11/15/22 (f)		1,525,000	1,532,625
Comcast Corp.:
4.65% 7/15/42		9,896,000	10,465,594
4.95% 6/15/16		2,344,000	2,655,590
5.15% 3/1/20		435,000	519,270
5.7% 5/15/18		14,629,000	17,771,499
6.4% 3/1/40		432,000	563,853
6.45% 3/15/37		2,196,000	2,846,069
COX Communications, Inc.:
3.25% 12/15/22 (f)		4,795,000	4,849,898
4.625% 6/1/13		4,467,000	4,558,127
Discovery Communications LLC:
3.7% 6/1/15		7,129,000	7,614,820
6.35% 6/1/40		6,392,000	8,146,035
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7% 10/15/20 (f)		1,875,000	1,875,000
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)		370,000	402,375
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
NBCUniversal Media LLC:
3.65% 4/30/15		$ 3,514,000	$ 3,748,025
5.15% 4/30/20		11,614,000	13,814,969
6.4% 4/30/40		18,278,000	23,392,714
News America Holdings, Inc. 7.75% 12/1/45		2,460,000	3,467,813
News America, Inc.:
6.15% 3/1/37		4,759,000	5,810,534
6.15% 2/15/41		11,572,000	14,530,347
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (f)		1,100,000	1,097,250
7.75% 10/15/18		2,770,000	3,081,625
Quebecor Media, Inc.:
5.75% 1/15/23 (f)		2,505,000	2,586,413
7.75% 3/15/16		2,392,000	2,457,780
7.75% 3/15/16		1,345,000	1,381,988
Starz LLC/Starz Finance Corp. 5% 9/15/19 (f)		695,000	711,506
Time Warner Cable, Inc.:
4.5% 9/15/42		10,589,000	10,309,736
6.2% 7/1/13		2,898,000	2,989,699
6.75% 7/1/18		13,763,000	17,228,317
Time Warner, Inc.:
3.15% 7/15/15		3,115,000	3,305,934
5.875% 11/15/16		368,000	433,180
6.2% 3/15/40		11,792,000	14,740,578
6.5% 11/15/36		9,243,000	11,596,970
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,450,000	1,537,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (f)(h)		785,000	785,000
7.5% 3/15/19 (f)		660,000	726,000
8.125% 12/1/17 (f)		370,000	401,265
Univision Communications, Inc.:
6.875% 5/15/19 (f)		2,680,000	2,706,800
8.5% 5/15/21 (f)		5,960,000	6,138,800
UPCB Finance V Ltd. 7.25% 11/15/21 (f)		995,000	1,087,038
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc. 6.75% 10/5/37		$ 1,460,000	$ 1,928,520
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)		1,400,000	1,435,000
			248,982,865
Specialty Retail - 0.1%
Claire's Stores, Inc. 9% 3/15/19 (f)		1,825,000	1,925,375
J. Crew Group, Inc. 8.125% 3/1/19		4,694,000	4,928,700
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (f)		6,315,000	6,978,075
			13,832,150
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 6.375% 12/15/20		2,500,000	2,743,750
TOTAL CONSUMER DISCRETIONARY			356,642,009
CONSUMER STAPLES - 1.4%
Beverages - 0.4%
Beam, Inc.:
1.875% 5/15/17		2,703,000	2,774,862
3.25% 5/15/22		3,206,000	3,349,821
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,044,652
FBG Finance Ltd. 5.125% 6/15/15 (f)		3,662,000	4,037,729
Fortune Brands, Inc.:
5.375% 1/15/16		321,000	360,669
5.875% 1/15/36		3,963,000	4,674,723
6.375% 6/15/14		3,374,000	3,650,958
Heineken NV:
1.4% 10/1/17 (f)		7,323,000	7,337,280
2.75% 4/1/23 (f)		7,651,000	7,572,057
4% 10/1/42 (f)		2,452,000	2,367,340
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)		10,217,000	11,081,583
			48,251,674
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
9.25% 3/15/20		7,525,000	7,637,875
9.5% 6/15/17		4,960,000	5,090,200
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
US Foodservice, Inc. 8.5% 6/30/19 (f)		$ 615,000	$ 633,450
Walgreen Co. 1.8% 9/15/17		5,971,000	6,037,230
			19,398,755
Food Products - 0.4%
Agrokor d.d. 8.875% 2/1/20 (f)		635,000	676,275
Gruma SAB de CV 7.75% (Reg. S) (g)		1,385,000	1,398,850
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (f)		1,400,000	1,456,000
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	12,927,445
6.125% 2/1/18		10,623,000	12,999,482
6.5% 8/11/17		10,238,000	12,576,810
6.5% 2/9/40		2,564,000	3,460,803
6.75% 2/19/14		540,000	579,075
MHP SA 10.25% 4/29/15 (f)		885,000	904,913
Post Holdings, Inc. 7.375% 2/15/22 (f)		2,005,000	2,150,363
			49,130,016
Personal Products - 0.0%
NBTY, Inc. 9% 10/1/18		2,065,000	2,330,972
Tobacco - 0.5%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,471,986
4.25% 8/9/42		9,573,000	9,486,336
9.7% 11/10/18		7,983,000	11,263,063
Philip Morris International, Inc. 4.875% 5/16/13		9,347,000	9,530,276
Reynolds American, Inc.:
3.25% 11/1/22		7,368,000	7,489,233
4.75% 11/1/42		11,385,000	11,523,146
6.75% 6/15/17		3,719,000	4,541,732
7.25% 6/15/37		5,056,000	6,702,345
			70,008,117
TOTAL CONSUMER STAPLES			189,119,534
ENERGY - 3.8%
Energy Equipment & Services - 0.7%
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)		1,260,000	1,184,400
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
DCP Midstream LLC:
4.75% 9/30/21 (f)		$ 11,333,000	$ 12,118,808
5.35% 3/15/20 (f)		8,816,000	9,756,315
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,636,863
5% 10/1/21		7,366,000	8,373,219
6.5% 4/1/20		738,000	897,641
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)		1,582,000	1,625,505
Exterran Holdings, Inc. 7.25% 12/1/18		3,485,000	3,637,643
FMC Technologies, Inc.:
2% 10/1/17		1,803,000	1,823,066
3.45% 10/1/22		3,267,000	3,345,771
Forbes Energy Services Ltd. 9% 6/15/19		1,590,000	1,415,100
Hornbeck Offshore Services, Inc.:
5.875% 4/1/20		975,000	994,500
8% 9/1/17		1,605,000	1,717,350
Oil States International, Inc. 6.5% 6/1/19		3,180,000	3,378,750
Petroleum Geo-Services ASA 7.375% 12/15/18 (f)		2,245,000	2,357,250
Precision Drilling Corp.:
6.5% 12/15/21		170,000	177,650
6.625% 11/15/20		1,890,000	1,979,775
SESI LLC 7.125% 12/15/21		2,980,000	3,300,350
Transocean, Inc.:
5.05% 12/15/16		7,572,000	8,427,856
6.375% 12/15/21		9,999,000	12,073,373
Weatherford International Ltd.:
4.95% 10/15/13		2,173,000	2,241,426
5.15% 3/15/13		2,840,000	2,870,868
			95,333,479
Oil, Gas & Consumable Fuels - 3.1%
Afren PLC 11.5% 2/1/16 (f)		520,000	600,600
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	562,454
6.375% 9/15/17		19,790,000	23,757,717
Antero Resources Finance Corp.:
6% 12/1/20 (f)		975,000	977,438
7.25% 8/1/19		1,080,000	1,163,700
9.375% 12/1/17		2,915,000	3,199,213
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Apache Corp. 4.75% 4/15/43		$ 9,180,000	$ 10,027,599
Canadian Natural Resources Ltd. 5.15% 2/1/13		5,610,000	5,649,567
Chesapeake Energy Corp.:
6.125% 2/15/21		2,215,000	2,242,688
6.875% 11/15/20		1,195,000	1,260,725
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		676,000	706,420
6.125% 7/15/22		1,240,000	1,314,400
ConocoPhillips:
4.6% 1/15/15		10,000,000	10,843,540
5.75% 2/1/19		2,930,000	3,636,930
CONSOL Energy, Inc. 8% 4/1/17		1,095,000	1,171,650
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19		800,000	816,000
DCP Midstream Operating LP 2.5% 12/1/17		5,924,000	5,916,240
DTEK Finance BV 9.5% 4/28/15 (f)		600,000	599,880
Duke Capital LLC 6.25% 2/15/13		1,000,000	1,010,555
Duke Energy Field Services:
5.375% 10/15/15 (f)		1,524,000	1,630,081
6.45% 11/3/36 (f)		13,741,000	15,963,002
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,356,976
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	14,411,504
Encana Holdings Finance Corp. 5.8% 5/1/14		3,602,000	3,845,304
Enterprise Products Operating LP:
5.6% 10/15/14		483,000	524,610
5.65% 4/1/13		697,000	707,249
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		545,000	562,713
Forest Oil Corp. 7.5% 9/15/20 (f)		2,050,000	2,111,500
Frontier Oil Corp. 6.875% 11/15/18		485,000	516,525
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)		221,000	261,726
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		850,000	1,037,000
7% 5/5/20 (f)		1,385,000	1,717,400
9.125% 7/2/18 (f)		1,605,000	2,116,674
11.75% 1/23/15 (f)		1,115,000	1,338,000
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (f)		1,165,000	1,169,369
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
LINN Energy LLC/LINN Energy Finance Corp.: - continued
6.5% 5/15/19		$ 3,790,000	$ 3,808,950
8.625% 4/15/20		2,685,000	2,933,363
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,960,280
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)		10,834,000	11,373,165
Motiva Enterprises LLC:
5.75% 1/15/20 (f)		4,187,000	5,109,237
6.85% 1/15/40 (f)		5,937,000	8,221,849
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,930,000	1,975,741
Nakilat, Inc. 6.067% 12/31/33 (f)		1,975,000	2,419,375
Nexen, Inc. 5.2% 3/10/15		1,133,000	1,229,450
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (f)		870,000	874,350
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (f)		1,555,000	1,356,738
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		1,526,000	1,789,235
Pan American Energy LLC 7.875% 5/7/21 (f)		2,225,000	1,824,500
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (f)		1,775,000	1,854,875
Peabody Energy Corp. 6.25% 11/15/21		2,575,000	2,690,875
Pemex Project Funding Master Trust:
5.75% 3/1/18		645,000	754,650
6.625% 6/15/35		870,000	1,102,725
Petro-Canada 6.05% 5/15/18		3,850,000	4,697,604
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		10,192,000	10,797,639
5.375% 1/27/21		20,589,000	23,154,184
5.75% 1/20/20		6,930,000	7,916,714
6.875% 1/20/40		570,000	723,159
7.875% 3/15/19		10,517,000	13,186,341
8.375% 12/10/18		775,000	993,008
Petroleos de Venezuela SA:
4.9% 10/28/14		3,990,000	3,776,535
5.375% 4/12/27		985,000	672,263
5.5% 4/12/37		500,000	332,500
8.5% 11/2/17 (f)		8,155,000	7,706,475
9% 11/17/21 (Reg. S)		2,265,000	2,027,175
9.75% 5/17/35 (f)		1,490,000	1,341,000
12.75% 2/17/22 (f)		3,055,000	3,299,400
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos:
4.875% 1/24/22		$ 12,142,000	$ 13,720,460
5.5% 1/21/21		12,069,000	14,120,730
5.5% 6/27/44		13,862,000	15,178,890
6% 3/5/20		1,008,000	1,210,608
6.5% 6/2/41		14,180,000	17,831,350
6.625% (f)(g)		2,900,000	3,110,250
8% 5/3/19		420,000	550,200
Phillips 66:
4.3% 4/1/22 (f)		12,618,000	13,968,858
5.875% 5/1/42 (f)		10,804,000	12,964,281
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,564,520
3.95% 9/15/15		5,869,000	6,341,402
6.125% 1/15/17		6,185,000	7,302,796
Plains Exploration & Production Co. 6.125% 6/15/19		2,250,000	2,289,375
PT Adaro Indonesia 7.625% 10/22/19 (f)		850,000	939,250
PT Pertamina Persero:
4.875% 5/3/22 (f)		845,000	918,938
5.25% 5/23/21 (f)		815,000	904,650
6% 5/3/42 (f)		845,000	952,738
6.5% 5/27/41 (f)		1,000,000	1,185,000
Ras Laffan Liquefied Natural Gas Co. Ltd. III 6.75% 9/30/19 (f)		4,366,000	5,479,330
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)		3,392,000	3,476,800
Samson Investment Co. 9.75% 2/15/20 (f)		2,855,000	3,019,163
Southeast Supply Header LLC 4.85% 8/15/14 (f)		367,000	383,390
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	369,699
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,859,449
4.6% 6/15/21		2,694,000	2,951,188
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (f)		995,000	1,009,925
6.375% 8/1/22 (f)		560,000	607,600
6.875% 2/1/21		685,000	746,650
7.875% 10/15/18		2,205,000	2,408,963
Tesoro Corp.:
4.25% 10/1/17		475,000	486,875
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp.: - continued
5.375% 10/1/22		$ 535,000	$ 556,400
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (f)		160,000	166,400
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)		4,317,000	4,536,865
Western Gas Partners LP 5.375% 6/1/21		14,766,000	16,935,864
Williams Partners LP 4.125% 11/15/20		2,399,000	2,630,067
WPX Energy, Inc.:
5.25% 1/15/17		610,000	643,550
6% 1/15/22		1,130,000	1,203,450
Zhaikmunai International BV 7.125% 11/13/19 (f)		1,145,000	1,179,350
			439,335,578
TOTAL ENERGY			534,669,057
FINANCIALS - 9.9%
Capital Markets - 1.3%
BlackRock, Inc. 4.25% 5/24/21		5,000,000	5,686,200
Goldman Sachs Group, Inc.:
5.25% 7/27/21		17,105,000	19,545,302
5.625% 1/15/17		3,200,000	3,505,891
5.75% 1/24/22		31,529,000	37,397,114
5.95% 1/18/18		4,975,000	5,756,483
6.75% 10/1/37		9,643,000	10,711,203
Lazard Group LLC:
6.85% 6/15/17		4,817,000	5,561,790
7.125% 5/15/15		1,717,000	1,903,794
Merrill Lynch & Co., Inc. 6.11% 1/29/37		4,768,000	5,280,550
Morgan Stanley:
4.75% 4/1/14		5,820,000	6,023,793
4.875% 11/1/22		26,359,000	27,427,067
5.625% 9/23/19		12,714,000	14,330,712
5.75% 1/25/21		19,558,000	22,328,938
6% 4/28/15		1,414,000	1,540,706
6.625% 4/1/18		16,118,000	18,766,332
			185,765,875
Commercial Banks - 1.5%
Access Finance BV 7.25% 7/25/17 (f)		670,000	698,475
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Akbank T.A.S.:
3.875% 10/24/17 (f)		$ 585,000	$ 599,625
5.125% 7/22/15 (f)		890,000	936,725
Banco Santander Mexico SA 4.125% 11/9/22 (f)		610,000	616,100
Bank of America NA 5.3% 3/15/17		3,467,000	3,875,108
BBVA Paraguay SA 9.75% 2/11/16 (f)		995,000	1,087,038
CIT Group, Inc.:
4.25% 8/15/17		1,705,000	1,739,100
4.75% 2/15/15 (f)		2,175,000	2,256,563
5.25% 3/15/18		1,485,000	1,575,956
5.375% 5/15/20		1,425,000	1,531,875
5.5% 2/15/19 (f)		1,270,000	1,352,550
Credit Suisse 6% 2/15/18		18,058,000	20,806,698
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)(h)		500,000	499,350
Development Bank of Philippines 8.375% (g)(i)		1,655,000	1,828,775
Discover Bank:
7% 4/15/20		2,030,000	2,544,964
8.7% 11/18/19		2,958,000	3,917,975
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		420,000	424,200
Fifth Third Bancorp:
4.5% 6/1/18		798,000	882,920
8.25% 3/1/38		4,667,000	6,762,861
Fifth Third Bank 4.75% 2/1/15		1,329,000	1,427,484
Fifth Third Capital Trust IV 6.5% 4/15/67 (i)		6,912,000	6,929,280
Finansbank A/S 5.15% 11/1/17 (f)		595,000	591,281
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		1,000,000	1,022,500
HBOS PLC 6.75% 5/21/18 (f)		6,067,000	6,446,188
HSBK (Europe) BV:
7.25% 5/3/17 (f)		1,235,000	1,330,713
9.25% 10/16/13 (f)		760,000	796,100
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,473,576
JPMorgan Chase Bank 6% 10/1/17		11,313,000	13,395,576
JSC Kazkommertsbank BV 8% 11/3/15 (f)		1,040,000	980,200
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		450,000	429,750
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		405,000	400,545
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
5.45% 3/3/16		$ 3,939,000	$ 4,424,261
5.8% 7/1/14		9,490,000	10,190,988
6.95% 2/1/28		1,977,000	2,393,953
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,863,710
5% 1/17/17		13,700,000	15,248,401
Regions Bank:
6.45% 6/26/37		21,375,000	22,283,438
7.5% 5/15/18		12,505,000	15,006,000
Regions Financial Corp.:
5.75% 6/15/15		2,005,000	2,165,400
7.75% 11/10/14		6,404,000	7,060,410
Royal Bank of Scotland Group PLC 6.125% 12/15/22		12,688,000	13,001,736
RSHB Capital SA 6% 6/3/21 (f)(i)		355,000	367,851
SB Capital SA 5.125% 10/29/22 (f)		640,000	645,568
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		1,535,000	1,270,213
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		530,000	539,964
Turkiye Garanti Bankasi A/S 4% 9/13/17 (f)		565,000	586,188
Turkiye Is Bankasi A/S 6% 10/24/22 (f)		500,000	528,750
UnionBanCal Corp. 5.25% 12/16/13		826,000	860,491
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		2,475,000	2,747,250
Vnesheconombank Via VEB Finance PLC 6.025% 7/5/22 (f)		480,000	536,976
Wachovia Corp.:
5.625% 10/15/16		4,239,000	4,880,789
5.75% 6/15/17		2,933,000	3,485,454
Wells Fargo & Co.:
3.625% 4/15/15		5,893,000	6,275,273
3.676% 6/15/16		4,301,000	4,682,090
			215,205,205
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - 0.8%
Ally Financial, Inc.:
3.125% 1/15/16		$ 2,115,000	$ 2,120,288
3.51% 2/11/14 (i)		2,895,000	2,945,663
4.625% 6/26/15		2,605,000	2,715,713
5.5% 2/15/17		3,545,000	3,775,425
8% 3/15/20		760,000	934,800
Discover Financial Services:
3.85% 11/21/22 (f)		10,130,000	10,200,008
5.2% 4/27/22		12,545,000	14,083,506
6.45% 6/12/17		10,366,000	12,174,276
Ford Motor Credit Co. LLC:
5% 5/15/18		2,390,000	2,620,489
5.875% 8/2/21		1,020,000	1,168,869
12% 5/15/15		2,440,000	2,995,100
General Electric Capital Corp.:
2.25% 11/9/15		314,000	324,614
4.625% 1/7/21		5,706,000	6,469,976
5.625% 9/15/17		5,858,000	6,912,194
5.625% 5/1/18		25,000,000	29,779,075
GMAC LLC 8% 11/1/31		2,180,000	2,757,700
Hyundai Capital America:
1.625% 10/2/15 (f)		4,565,000	4,596,613
2.125% 10/2/17 (f)		5,048,000	5,109,868
			111,684,177
Diversified Financial Services - 2.1%
Aquarius Investments Luxemburg 8.25% 2/18/16		1,025,000	1,112,125
Bank of America Corp.:
3.875% 3/22/17		3,134,000	3,407,385
5.65% 5/1/18		8,780,000	10,171,024
5.75% 12/1/17		21,955,000	25,384,722
6.5% 8/1/16		9,000,000	10,452,312
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,525,000	1,513,563
BP Capital Markets PLC:
3.625% 5/8/14		418,000	435,913
4.742% 3/11/21		8,800,000	10,325,207
Capital One Capital V 10.25% 8/15/39		12,196,000	12,256,980
CIT Group, Inc. 6.625% 4/1/18 (f)		1,215,000	1,360,800
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
3.953% 6/15/16		$ 11,847,000	$ 12,762,193
4.75% 5/19/15		25,881,000	27,963,877
5.875% 1/30/42		10,423,000	12,965,910
6.125% 5/15/18		3,779,000	4,521,509
6.5% 8/19/13		13,174,000	13,695,493
CNH Capital LLC 3.875% 11/1/15 (f)		850,000	873,375
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		3,015,000	3,324,038
Fibria Overseas Finance Ltd. 7.5% 5/4/20 (f)		550,000	606,375
General Motors Financial Co., Inc.:
4.75% 8/15/17 (f)		1,775,000	1,846,000
6.75% 6/1/18		1,500,000	1,680,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		1,220,000	1,271,850
8% 1/15/18		4,665,000	4,956,563
ILFC E-Capital Trust II 6.25% 12/21/65 (f)(i)		1,250,000	1,012,500
Indo Energy Finance BV 7% 5/7/18 (f)		1,000,000	1,040,000
JPMorgan Chase & Co.:
2% 8/15/17		11,000,000	11,204,138
3.25% 9/23/22		14,050,000	14,519,916
4.35% 8/15/21		13,339,000	14,939,573
4.5% 1/24/22		22,046,000	24,922,827
4.95% 3/25/20		17,148,000	19,830,204
Magnesita Finance Ltd. 8.625% (f)(g)		650,000	672,750
NSG Holdings II, LLC 7.75% 12/15/25 (f)		8,295,000	8,502,375
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (f)		10,210,000	10,361,016
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,752,605
5.15% 3/15/20		3,761,000	4,415,918
TMK Capital SA 7.75% 1/27/18		1,450,000	1,486,250
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (f)		3,190,000	3,221,900
UPCB Finance III Ltd. 6.625% 7/1/20 (f)		3,305,000	3,536,350
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (f)		360,000	394,200
6.8% 11/22/25 (f)		605,000	714,626
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Vnesheconombank Via VEB Finance PLC: - continued
6.902% 7/9/20 (f)		$ 715,000	$ 840,125
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		885,000	969,075
			288,223,562
Insurance - 1.6%
Allstate Corp. 6.2% 5/16/14		6,893,000	7,435,824
American International Group, Inc. 4.875% 9/15/16		7,990,000	8,942,871
Aon Corp.:
3.125% 5/27/16		11,274,000	11,931,860
3.5% 9/30/15		4,451,000	4,702,878
5% 9/30/20		3,854,000	4,446,753
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	598,034
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(i)		1,859,000	1,905,475
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		12,729,000	14,480,714
5.375% 3/15/17		194,000	220,727
6.625% 4/15/42		4,716,000	5,902,470
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)		12,644,000	13,720,788
6.5% 3/15/35 (f)		1,741,000	1,902,735
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	8,074,815
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)		7,139,000	8,398,470
MetLife, Inc.:
1.756% 12/15/17 (e)		6,082,000	6,181,118
3.048% 12/15/22		12,433,000	12,717,119
4.75% 2/8/21		4,032,000	4,687,220
5% 6/15/15		1,163,000	1,284,556
6.75% 6/1/16		7,610,000	9,089,848
Monumental Global Funding III 5.5% 4/22/13 (f)		2,746,000	2,797,603
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)		6,155,000	8,063,198
Pacific Life Insurance Co. 9.25% 6/15/39 (f)		7,041,000	9,993,833
Pacific LifeCorp 6% 2/10/20 (f)		9,782,000	11,014,072
Prudential Financial, Inc.:
4.5% 11/16/21		6,390,000	7,144,608
5.15% 1/15/13		2,966,000	2,981,732
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
5.8% 11/16/41		$ 8,381,000	$ 9,825,155
6.2% 11/15/40		4,318,000	5,262,532
7.375% 6/15/19		3,230,000	4,124,600
Symetra Financial Corp. 6.125% 4/1/16 (f)		6,375,000	6,935,261
Unum Group:
5.625% 9/15/20		8,386,000	9,610,633
5.75% 8/15/42		13,545,000	14,656,015
7.125% 9/30/16		587,000	694,267
			219,727,784
Real Estate Investment Trusts - 1.1%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22		4,025,000	4,328,972
AvalonBay Communities, Inc. 4.95% 3/15/13		367,000	370,954
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	15,489,188
BRE Properties, Inc. 5.5% 3/15/17		661,000	753,687
Camden Property Trust 5.375% 12/15/13		4,073,000	4,244,852
DDR Corp. 4.625% 7/15/22		8,808,000	9,581,342
Developers Diversified Realty Corp.:
4.75% 4/15/18		11,273,000	12,473,484
7.5% 4/1/17		5,574,000	6,706,771
7.875% 9/1/20		323,000	416,377
Duke Realty LP:
3.875% 10/15/22		10,326,000	10,541,091
4.375% 6/15/22		7,323,000	7,757,964
4.625% 5/15/13		1,106,000	1,124,726
5.4% 8/15/14		6,199,000	6,605,413
5.95% 2/15/17		1,109,000	1,269,545
6.25% 5/15/13		14,709,000	15,053,808
6.5% 1/15/18		3,795,000	4,457,641
6.75% 3/15/20		10,379,000	12,554,200
8.25% 8/15/19		75,000	96,009
Equity One, Inc.:
3.75% 11/15/22		18,100,000	18,075,239
5.375% 10/15/15		1,403,000	1,537,121
6% 9/15/17		890,000	1,024,745
6.25% 1/15/17		494,000	564,727
Federal Realty Investment Trust:
5.4% 12/1/13		441,000	460,592
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust: - continued
5.9% 4/1/20		$ 2,504,000	$ 2,984,232
6.2% 1/15/17		620,000	723,385
Health Care REIT, Inc. 2.25% 3/15/18		3,912,000	3,910,244
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	686,074
HMB Capital Trust V 3.9888% 12/15/36 (c)(f)(i)		270,000	0
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,544,323
6.25% 6/15/17		1,232,000	1,352,992
6.65% 1/15/18		867,000	978,273
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		1,760,000	1,918,400
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		290,000	310,300
6.75% 10/15/22		1,690,000	1,854,775
Senior Housing Properties Trust 6.75% 4/15/20		250,000	286,482
UDR, Inc. 5.5% 4/1/14		5,222,000	5,508,489
Washington (REIT) 5.25% 1/15/14		322,000	334,705
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,731,028
			161,612,150
Real Estate Management & Development - 1.5%
AMB Property LP 5.9% 8/15/13		2,580,000	2,654,033
BioMed Realty LP:
3.85% 4/15/16		11,000,000	11,673,596
4.25% 7/15/22		5,809,000	6,122,849
6.125% 4/15/20		3,429,000	4,028,917
Brandywine Operating Partnership LP:
4.95% 4/15/18		4,992,000	5,455,577
5.7% 5/1/17		7,049,000	7,919,129
7.5% 5/15/15		606,000	682,792
CB Richard Ellis Services, Inc. 6.625% 10/15/20		1,175,000	1,270,528
Colonial Realty LP 6.05% 9/1/16		2,000,000	2,243,626
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,339,084
5.25% 3/15/21		5,708,000	6,369,774
ERP Operating LP:
4.625% 12/15/21		17,159,000	19,345,211
4.75% 7/15/20		7,700,000	8,685,777
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP: - continued
5.25% 9/15/14		$ 1,310,000	$ 1,404,223
5.375% 8/1/16		2,768,000	3,141,957
5.75% 6/15/17		14,407,000	17,072,007
Forest City Enterprises, Inc.:
6.5% 2/1/17		450,000	438,750
7.625% 6/1/15		260,000	260,650
Host Hotels & Resorts LP:
4.75% 3/1/23		945,000	1,004,063
5.875% 6/15/19		2,150,000	2,354,250
6% 11/1/20		105,000	115,500
Liberty Property LP:
4.125% 6/15/22		6,280,000	6,631,630
4.75% 10/1/20		11,282,000	12,317,981
5.125% 3/2/15		1,405,000	1,517,822
5.5% 12/15/16		1,891,000	2,157,067
6.625% 10/1/17		4,835,000	5,818,918
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,240,856
4.5% 4/18/22		4,072,000	4,345,007
7.75% 8/15/19		700,000	875,369
Post Apartment Homes LP:
3.375% 12/1/22		2,570,000	2,595,315
6.3% 6/1/13		3,812,000	3,920,779
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)		2,806,000	2,960,122
5.5% 1/15/14 (f)		867,000	894,103
5.7% 4/15/17 (f)		2,115,000	2,305,333
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	4,024,359
Regency Centers LP:
4.95% 4/15/14		611,000	640,982
5.25% 8/1/15		2,133,000	2,333,178
5.875% 6/15/17		1,089,000	1,267,819
Simon Property Group LP:
2.8% 1/30/17		2,603,000	2,765,445
4.125% 12/1/21		7,287,000	8,198,764
4.2% 2/1/15		3,659,000	3,888,492
Tanger Properties LP:
6.125% 6/1/20		14,318,000	17,123,025
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP: - continued
6.15% 11/15/15		$ 1,777,000	$ 2,023,832
Ventas Realty LP 4.25% 3/1/22		300,000	320,420
			205,748,911
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20		107,971	61,543
TOTAL FINANCIALS			1,388,029,207
HEALTH CARE - 1.5%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41		12,000,000	13,655,928
Celgene Corp. 2.45% 10/15/15		613,000	637,228
			14,293,156
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		435,000	456,750
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18		925,000	862,563
8.75% 3/15/18 (f)		85,000	92,650
9.875% 4/15/18 (f)		365,000	365,913
			1,777,876
Health Care Providers & Services - 0.9%
Aetna, Inc.:
1.5% 11/15/17		1,703,000	1,717,545
2.75% 11/15/22		6,873,000	6,898,643
4.125% 11/15/42		3,837,000	3,844,026
Aristotle Holding, Inc. 4.75% 11/15/21 (f)		22,009,000	25,166,477
CDRT Holding Corp. 9.25% 10/1/17 pay-in-kind (f)		2,025,000	1,999,688
Community Health Systems, Inc. 5.125% 8/15/18		785,000	826,213
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	2,043,531
6.3% 8/15/14		3,618,000	3,921,391
DaVita, Inc. 5.75% 8/15/22		2,280,000	2,382,600
Emergency Medical Services Corp. 8.125% 6/1/19		4,610,000	4,921,175
Express Scripts, Inc.:
3.125% 5/15/16		10,525,000	11,134,113
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc.: - continued
6.25% 6/15/14		$ 2,629,000	$ 2,841,928
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (f)		2,975,000	3,153,500
HCA, Inc. 4.75% 5/1/23		1,655,000	1,667,413
HealthSouth Corp.:
5.75% 11/1/24		1,145,000	1,150,725
7.25% 10/1/18		2,970,000	3,200,175
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,228,140
4.125% 9/15/20		7,486,000	8,215,286
Rural/Metro Corp. 10.125% 7/15/19 (f)		740,000	691,900
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		2,580,000	2,747,700
UnitedHealth Group, Inc.:
2.75% 2/15/23		2,398,000	2,432,342
3.95% 10/15/42		3,284,000	3,253,173
WellPoint, Inc.:
3.3% 1/15/23		14,208,000	14,604,972
4.65% 1/15/43		15,226,000	15,946,510
			125,989,166
Pharmaceuticals - 0.5%
AbbVie, Inc.:
1.75% 11/6/17 (f)		13,509,000	13,695,559
2.9% 11/6/22 (f)		13,855,000	14,135,799
4.4% 11/6/42 (f)		13,532,000	14,314,718
Mylan, Inc. 6% 11/15/18 (f)		3,030,000	3,340,575
Valeant Pharmaceuticals International:
6.375% 10/15/20 (f)		1,175,000	1,248,438
6.5% 7/15/16 (f)		3,820,000	4,030,100
6.875% 12/1/18 (f)		3,440,000	3,719,500
VPI Escrow Corp. 6.375% 10/15/20 (f)		1,760,000	1,870,000
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17		4,757,000	4,844,553
3.25% 10/1/22		7,102,000	7,298,853
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc.: - continued
4.625% 10/1/42		$ 4,284,000	$ 4,511,609
5% 8/15/14		720,000	769,268
			73,778,972
TOTAL HEALTH CARE			215,839,170
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)		572,000	602,251
6.375% 6/1/19 (f)		8,071,000	9,710,599
TransDigm, Inc. 5.5% 10/15/20 (f)		2,800,000	2,863,000
United Technologies Corp. 4.5% 6/1/42		13,132,000	14,895,496
			28,071,346
Airlines - 0.2%
Air Canada 12% 2/1/16 (f)		1,260,000	1,285,200
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		323,535	352,653
4% 4/29/26		6,393,000	6,736,624
6.648% 3/15/19		2,794,815	2,976,478
6.75% 9/15/15 (f)		2,655,000	2,774,475
6.9% 7/2/19		847,481	915,279
Continental Airlines, Inc. 9.25% 5/10/17		2,218,824	2,424,066
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16		1,515,000	1,575,600
6.75% 11/23/15		1,515,000	1,556,663
8.954% 8/10/14		1,740,005	1,811,693
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		603,107	651,355
U.S. Airways pass-thru certificates Series 2012-2 Class A, 4.625% 12/3/26 (h)		340,000	347,650
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,617,150	1,685,879
8.36% 1/20/19		1,337,073	1,464,095
United Air Lines, Inc. 9.875% 8/1/13 (f)		629,000	635,290
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		$ 767,799	$ 756,282
12% 1/15/16 (f)		599,661	662,626
			28,611,908
Building Products - 0.1%
Building Materials Corp. of America:
6.75% 5/1/21 (f)		2,030,000	2,222,850
6.875% 8/15/18 (f)		3,715,000	3,993,625
HD Supply, Inc.:
8.125% 4/15/19 (f)		3,460,000	3,875,200
11% 4/15/20 (f)		955,000	1,103,025
Masco Corp. 5.95% 3/15/22		740,000	820,831
Nortek, Inc. 8.5% 4/15/21 (f)		525,000	561,750
USG Corp. 7.875% 3/30/20 (f)		675,000	747,563
			13,324,844
Commercial Services & Supplies - 0.1%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (f)		1,335,000	1,385,063
APX Group, Inc.:
6.375% 12/1/19 (f)		2,090,000	2,056,142
8.75% 12/1/20 (f)		1,060,000	1,017,600
Clean Harbors, Inc.:
5.125% 6/1/21 (f)		430,000	439,675
5.25% 8/1/20		555,000	570,263
Covanta Holding Corp. 7.25% 12/1/20		4,950,000	5,453,425
Tervita Corp. 9.75% 11/1/19 (f)		715,000	709,638
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (f)		2,855,000	2,712,250
			14,344,056
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (f)		1,850,000	1,970,250
Odebrecht Finance Ltd. 7.5% (f)(g)		2,305,000	2,477,875
			4,448,125
Electrical Equipment - 0.0%
GrafTech International Ltd. 6.375% 11/15/20 (f)		630,000	650,475
Instituto Costarricense de Electricidad 6.95% 11/10/21 (f)		600,000	678,000
			1,328,475
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - 0.3%
General Electric Co.:
4.125% 10/9/42		$ 11,115,000	$ 11,565,313
5.25% 12/6/17		17,730,000	20,971,789
GRUP KUO, S.A.B. de C.V. 6.25% 12/15/22 (f)		335,000	342,538
			32,879,640
Marine - 0.0%
Navios Maritime Holdings, Inc. 8.875% 11/1/17		1,545,000	1,575,900
Professional Services - 0.0%
FTI Consulting, Inc.:
6% 11/15/22 (f)		875,000	890,313
6.75% 10/1/20		2,835,000	3,005,100
			3,895,413
Road & Rail - 0.1%
Hertz Corp.:
6.75% 4/15/19		2,955,000	3,191,400
7.5% 10/15/18		4,330,000	4,741,350
JSC Georgian Railway 7.75% 7/11/22 (f)		650,000	732,875
			8,665,625
Trading Companies & Distributors - 0.1%
Aircastle Ltd.:
6.25% 12/1/19 (f)		830,000	842,450
6.75% 4/15/17		1,410,000	1,491,075
9.75% 8/1/18		840,000	951,300
International Lease Finance Corp.:
5.75% 5/15/16		1,330,000	1,396,234
5.875% 8/15/22		1,575,000	1,610,438
6.25% 5/15/19		1,640,000	1,734,300
8.625% 9/15/15		1,035,000	1,148,850
8.75% 3/15/17		3,700,000	4,227,250
8.875% 9/1/17		1,665,000	1,931,400
			15,333,297
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		1,131,810	962,039
TOTAL INDUSTRIALS			153,440,668
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.1%
Jabil Circuit, Inc. 4.7% 9/15/22		$ 770,000	$ 771,925
Sanmina-SCI Corp. 7% 5/15/19 (f)		4,125,000	4,135,313
Tyco Electronics Group SA:
5.95% 1/15/14		3,835,000	4,055,210
6.55% 10/1/17		1,383,000	1,656,206
			10,618,654
Internet Software & Services - 0.0%
Cyrusone LP/Cyrusone Finance Corp. 6.375% 11/15/22 (f)		510,000	528,488
IT Services - 0.1%
Alliance Data Systems Corp. 5.25% 12/1/17 (f)		2,205,000	2,227,050
First Data Corp.:
6.75% 11/1/20 (f)		2,685,000	2,698,425
8.25% 1/15/21 (f)		760,000	758,100
SunGard Data Systems, Inc. 7.375% 11/15/18		1,095,000	1,168,913
			6,852,488
Office Electronics - 0.0%
Xerox Corp. 4.25% 2/15/15		368,000	387,111
Semiconductors & Semiconductor Equipment - 0.0%
Spansion LLC 7.875% 11/15/17		3,465,000	3,482,325
Viasystems, Inc. 7.875% 5/1/19 (f)		1,520,000	1,478,200
			4,960,525
Software - 0.0%
Nuance Communications, Inc. 5.375% 8/15/20 (f)		1,550,000	1,612,000
TOTAL INFORMATION TECHNOLOGY			24,959,266
MATERIALS - 1.0%
Chemicals - 0.4%
Braskem America Finance Co. 7.125% 7/22/41 (f)		535,000	565,763
Celanese U.S. Holdings LLC:
4.625% 11/15/22		755,000	781,425
6.625% 10/15/18		1,935,000	2,113,988
INEOS Finance PLC 8.375% 2/15/19 (f)		1,265,000	1,348,806
Kinove German Bondco GmbH 9.625% 6/15/18 (f)		1,050,000	1,136,625
LyondellBasell Industries NV:
5% 4/15/19		3,170,000	3,522,663
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
LyondellBasell Industries NV: - continued
5.75% 4/15/24		$ 1,480,000	$ 1,776,000
6% 11/15/21		700,000	841,050
Rockwood Specialties Group, Inc. 4.625% 10/15/20		1,425,000	1,460,625
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,849,040
4.25% 11/15/20		5,898,000	6,518,340
4.375% 11/15/42		4,972,000	4,891,096
7.6% 5/15/14		16,974,000	18,602,299
			55,407,720
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16		2,286,000	2,572,260
Headwaters, Inc. 7.625% 4/1/19		2,695,000	2,823,013
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		790,000	857,150
Texas Industries, Inc. 9.25% 8/15/20		1,605,000	1,717,350
			7,969,773
Containers & Packaging - 0.0%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (f)		2,700,000	2,943,000
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 7.375% 10/15/17 (f)		200,000	218,000
Sappi Papier Holding GmbH 7.75% 7/15/17 (f)		425,000	454,750
Sealed Air Corp.:
6.5% 12/1/20 (f)		615,000	636,525
8.125% 9/15/19 (f)		2,390,000	2,652,900
			6,905,175
Metals & Mining - 0.5%
Alrosa Finance SA 7.75% 11/3/20 (f)		700,000	795,340
Anglo American Capital PLC 9.375% 4/8/14 (f)		6,817,000	7,532,103
AngloGold Ashanti Holdings PLC 5.125% 8/1/22		950,000	940,500
Boart Longyear Management Pty Ltd. 7% 4/1/21 (f)		810,000	801,900
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (f)		11,456,000	12,424,032
Essar Steel Algoma, Inc. 9.375% 3/15/15 (f)		1,990,000	1,800,950
EVRAZ Group SA:
8.25% 11/10/15 (f)		1,905,000	2,093,119
9.5% 4/24/18 (Reg. S)		750,000	837,015
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (f)		1,710,000	1,722,825
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
FMG Resources (August 2006) Pty Ltd.: - continued
7% 11/1/15 (f)		$ 5,485,000	$ 5,594,700
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		3,010,000	3,100,300
Metinvest BV 10.25% 5/20/15 (f)		735,000	746,025
Mongolian Mining Corp. 8.875% 3/29/17 (f)		975,000	1,021,313
New Gold, Inc. 6.25% 11/15/22 (f)		715,000	732,875
Severstal Columbus LLC 10.25% 2/15/18		4,610,000	4,782,875
Southern Copper Corp. 6.75% 4/16/40		920,000	1,083,097
Steel Dynamics, Inc.:
6.125% 8/15/19 (f)		1,850,000	1,933,250
7.625% 3/15/20		1,290,000	1,412,550
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	12,700,548
6.25% 1/23/17		5,581,000	6,443,387
Vale SA 5.625% 9/11/42		675,000	728,907
Votorantim Cimentos SA 7.25% 4/5/41 (f)		740,000	815,850
			70,043,461
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		1,365,000	218,400
TOTAL MATERIALS			140,544,529
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.0%
Alestra SA de RL de CV 11.75% 8/11/14		1,735,000	1,951,875
AT&T, Inc.:
5.35% 9/1/40		4,006,000	4,651,791
5.55% 8/15/41		35,646,000	42,656,142
6.3% 1/15/38		16,665,000	21,345,715
BellSouth Capital Funding Corp. 7.875% 2/15/30		742,000	990,813
CenturyLink, Inc.:
6.15% 9/15/19		4,793,000	5,289,627
6.45% 6/15/21		6,497,000	7,136,883
Embarq Corp.:
7.082% 6/1/16		1,758,000	2,063,600
7.995% 6/1/36		4,717,000	5,136,610
Intelsat Luxembourg SA:
11.25% 2/4/17		4,215,000	4,467,900
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Intelsat Luxembourg SA: - continued
11.5% 2/4/17 pay-in-kind (i)		$ 11,258,205	$ 11,947,770
Sprint Capital Corp. 6.875% 11/15/28		695,000	715,850
Telefonica Emisiones S.A.U. 5.462% 2/16/21		4,996,000	5,070,940
TW Telecom Holdings, Inc. 5.375% 10/1/22 (f)		1,390,000	1,431,700
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	7,431,168
6.25% 4/1/37		2,348,000	3,088,066
6.9% 4/15/38		6,295,000	8,951,150
Virgin Media Finance PLC 4.875% 2/15/22		770,000	787,325
			135,114,925
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de C.V.:
2.375% 9/8/16		15,982,000	16,695,165
3.125% 7/16/22		9,218,000	9,456,267
3.625% 3/30/15		731,000	778,462
Crown Castle International Corp. 5.25% 1/15/23 (f)		2,575,000	2,690,875
Digicel Group Ltd.:
8.25% 9/1/17 (f)		3,400,000	3,621,000
8.25% 9/30/20 (f)		2,770,000	2,943,125
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.15% 3/15/42		1,287,000	1,289,997
5.875% 10/1/19		5,944,000	7,061,103
6.35% 3/15/40		3,541,000	4,037,916
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (f)		1,660,000	1,660,000
7.25% 4/1/19		1,690,000	1,804,075
7.5% 4/1/21		1,420,000	1,522,950
MTS International Funding Ltd. 8.625% 6/22/20 (f)		2,305,000	2,846,675
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		2,520,000	2,538,900
SBA Communications Corp. 5.625% 10/1/19 (f)		2,855,000	2,940,650
Sprint Nextel Corp.:
6% 12/1/16		2,150,000	2,332,750
6% 11/15/22		2,790,000	2,807,577
7% 3/1/20 (f)		1,495,000	1,730,463
7% 8/15/20		2,305,000	2,483,638
9% 11/15/18 (f)		1,050,000	1,294,125
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		$ 1,745,000	$ 1,844,291
Telesat Canada/Telesat LLC 6% 5/15/17 (f)		3,465,000	3,620,925
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		1,000,000	1,090,000
VimpelCom Holdings BV 7.5043% 3/1/22 (f)		510,000	557,175
Vodafone Group PLC 5% 12/16/13		2,864,000	2,993,083
			82,641,187
TOTAL TELECOMMUNICATION SERVICES			217,756,112
UTILITIES - 2.6%
Electric Utilities - 1.1%
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,761,048
AmerenUE 6.4% 6/15/17		2,491,000	3,065,367
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,226,033
2.95% 12/15/22		4,935,000	4,953,728
Cleveland Electric Illuminating Co. 5.65% 12/15/13		1,016,000	1,063,583
Comision Federal de Electricid 5.75% 2/14/42 (f)		200,000	227,500
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,761,671
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)		7,207,000	8,644,314
6.4% 9/15/20 (f)		16,661,000	20,299,096
Edison International 3.75% 9/15/17		6,674,000	7,280,553
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		1,135,000	522,100
Enel Finance International SA 5.7% 1/15/13 (f)		206,000	207,236
FirstEnergy Corp. 7.375% 11/15/31		15,004,000	19,654,760
FirstEnergy Solutions Corp.:
4.8% 2/15/15		2,432,000	2,619,699
6.05% 8/15/21		9,801,000	11,173,963
Hrvatska Elektroprivreda 6% 11/9/17 (f)		350,000	370,125
InterGen NV 9% 6/30/17 (f)		4,570,000	4,227,250
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,496,019
3.75% 11/15/20		1,450,000	1,509,048
Majapahit Holding BV:
7.75% 1/20/20 (f)		750,000	941,250
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Majapahit Holding BV: - continued
8% 8/7/19 (f)		$ 485,000	$ 609,888
Mirant Americas Generation LLC:
8.5% 10/1/21		3,095,000	3,412,238
9.125% 5/1/31		1,525,000	1,608,875
Nevada Power Co.:
6.5% 5/15/18		790,000	986,008
6.5% 8/1/18		388,000	487,818
NV Energy, Inc. 6.25% 11/15/20		2,245,000	2,601,389
Otter Tail Corp. 9% 12/15/16		2,410,000	2,795,600
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	899,117
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,306,717
Progress Energy, Inc.:
4.4% 1/15/21		12,059,000	13,528,136
6% 12/1/39		7,150,000	8,772,414
Sierra Pacific Power Co. 5.45% 9/1/13		1,945,000	2,014,009
			151,026,552
Gas Utilities - 0.1%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,090,000	1,239,875
Southern Natural Gas Co. 5.9% 4/1/17 (f)		442,000	521,907
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	4,084,162
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.5% 10/1/18 (f)		1,574,000	1,684,180
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		3,625,000	2,845,625
			10,375,749
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp. 9% 11/15/18		3,625,000	3,779,063
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16		2,775,000	2,906,813
7.25% 10/15/21		1,400,000	1,477,000
GenOn Energy, Inc.:
9.5% 10/15/18		3,490,000	4,039,675
9.875% 10/15/20		2,590,000	2,933,175
Kinder Morgan Finance Co. LLC 6% 1/15/18 (f)		3,030,000	3,287,550
Listrindo Capital BV 6.95% 2/21/19 (f)		600,000	666,900
NRG Energy, Inc. 6.625% 3/15/23 (f)		3,515,000	3,638,025
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		$ 750,000	$ 1,055,625
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	8,336,289
PSEG Power LLC 2.75% 9/15/16		2,786,000	2,902,126
RRI Energy, Inc. 7.625% 6/15/14		6,000,000	6,405,000
The AES Corp.:
7.75% 10/15/15		1,035,000	1,159,200
8% 10/15/17		4,575,000	5,238,375
			47,824,816
Multi-Utilities - 1.1%
CMS Energy Corp. 5.05% 3/15/22		17,417,000	19,325,921
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		3,771,000	4,884,527
Dominion Resources, Inc.:
2.6623% 9/30/66 (i)		22,252,000	20,905,309
7.5% 6/30/66 (i)		10,345,000	11,482,950
MidAmerican Energy Holdings, Co. 6.5% 9/15/37		7,097,000	9,589,843
National Grid PLC 6.3% 8/1/16		1,589,000	1,849,539
NiSource Finance Corp.:
4.45% 12/1/21		4,928,000	5,487,491
5.25% 9/15/17		843,000	970,627
5.25% 2/15/43		12,739,000	13,630,857
5.4% 7/15/14		1,680,000	1,796,987
5.45% 9/15/20		854,000	1,013,379
5.8% 2/1/42		6,336,000	7,204,336
5.95% 6/15/41		11,832,000	13,806,761
6.4% 3/15/18		1,654,000	1,995,731
6.8% 1/15/19		6,774,000	8,257,912
Puget Energy, Inc.:
5.625% 7/15/22 (f)		600,000	641,346
6% 9/1/21		2,464,000	2,764,362
6.5% 12/15/20		1,275,000	1,450,721
Sempra Energy:
2.3% 4/1/17		14,116,000	14,732,770
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
2.875% 10/1/22		$ 5,760,000	$ 5,793,754
Wisconsin Energy Corp. 6.25% 5/15/67 (i)		3,860,000	4,168,800
			151,753,923
TOTAL UTILITIES			360,981,040
TOTAL NONCONVERTIBLE BONDS			3,581,980,592
TOTAL CORPORATE BONDS (Cost $3,226,576,288)			3,584,554,592
U.S. Government and Government Agency Obligations - 29.2%

U.S. Treasury Inflation Protected Obligations - 1.3%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40		75,479,545	112,681,965
2.125% 2/15/41		21,931,657	32,972,764
2.5% 1/15/29		21,553,200	31,132,188
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			176,786,917
U.S. Treasury Obligations - 27.9%
U.S. Treasury Bonds:
2.75% 8/15/42		241,841,000	239,233,712
2.75% 11/15/42		65,929,000	65,135,808
3% 5/15/42		106,335,000	110,887,414
U.S. Treasury Notes:
0.25% 9/15/14		8,937,000	8,936,303
0.25% 8/15/15		227,529,000	227,155,625
0.5% 7/31/17		170,710,000	170,163,216
0.75% 10/31/17		115,361,000	116,154,107
0.875% 11/30/16		1,503,000	1,527,893
0.875% 4/30/17		203,188,000	206,251,669
0.875% 7/31/19		5,000	4,969
1% 9/30/19		115,033,000	115,006,082
1% 11/30/19		759,053,000	756,977,708
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.25% 10/31/19		$ 106,159,000	$ 107,784,507
1.375% 11/30/15		88,617,000	91,330,896
1.625% 8/15/22		193,531,000	194,362,603
1.75% 5/31/16		263,340,000	275,684,063
1.75% 5/15/22		84,166,000	85,796,716
2.375% 2/28/15		499,922,000	523,238,862
2.625% 7/31/14		316,140,000	328,588,013
2.625% 12/31/14		273,340,000	286,729,287
TOTAL U.S. TREASURY OBLIGATIONS			3,910,949,453
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,983,473,801)			4,087,736,370
U.S. Government Agency - Mortgage Securities - 6.9%

Fannie Mae - 3.6%
2.084% 10/1/33 (i)		650,120	676,354
2.5% 12/1/27 (h)		10,000,000	10,458,525
2.5% 12/1/27 (h)		18,000,000	18,825,345
2.559% 6/1/36 (i)		138,714	148,742
2.743% 2/1/36 (i)		704,571	757,633
2.82% 12/1/35 (i)		527,332	567,047
2.944% 7/1/37 (i)		357,188	384,088
3% 10/1/26 to 7/1/27		10,733,908	11,339,118
3% 12/1/27 (h)		1,300,000	1,370,484
3.5% 1/1/41 to 11/1/42		46,829,069	50,392,292
3.5% 12/1/42 (h)		9,500,000	10,136,797
3.5% 12/1/42 (h)		12,900,000	13,764,704
3.5% 12/1/42 (h)		4,100,000	4,374,828
3.5% 12/1/42 (h)		4,100,000	4,374,828
3.5% 1/1/43 (h)		8,800,000	9,370,625
3.5% 1/1/43 (h)		9,500,000	10,116,015
4% 9/1/26 to 4/1/42		79,782,622	86,118,618
4% 9/1/41		162,798	175,795
4% 12/1/42 (h)		8,600,000	9,213,713
4% 12/1/42 (h)		8,600,000	9,213,713
4% 12/1/42 (h)		1,300,000	1,392,771
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
4% 1/1/43 (h)		$ 8,600,000	$ 9,206,995
4% 1/1/43 (h)		1,300,000	1,391,755
4.5% 1/1/22 to 10/1/41		47,187,732	51,109,848
5% 10/1/21 to 4/1/40		15,918,009	17,364,077
5% 12/1/42 (h)		3,900,000	4,226,015
5% 12/1/42 (h)		600,000	650,156
5% 12/1/42 (h)		6,600,000	7,151,718
5% 12/1/42 (h)		6,600,000	7,151,718
5.5% 3/1/18 to 3/1/39		58,302,053	63,826,785
5.5% 12/1/42 (h)		20,000,000	21,737,764
6% 4/1/21 to 1/1/42		48,019,142	53,043,254
6% 12/1/42 (h)		5,000,000	5,481,287
6.5% 7/1/32 to 8/1/36		12,630,740	14,538,753
TOTAL FANNIE MAE			510,052,160
Freddie Mac - 1.5%
3.454% 10/1/35 (i)		204,393	219,786
3.5% 4/1/32 to 10/1/42		35,418,696	37,999,698
3.5% 12/1/42 (h)		3,100,000	3,296,595
3.5% 12/1/42 (h)		4,100,000	4,360,013
3.5% 12/1/42 (h)		4,100,000	4,360,013
4% 12/1/40 to 5/1/42		20,843,036	22,780,614
4% 9/1/41		1,634,689	1,774,331
4.5% 7/1/25 to 10/1/41		46,227,860	49,971,620
4.5% 12/1/42 (h)		18,000,000	19,263,046
5% 1/1/35 to 8/1/40		27,636,817	30,101,220
5.5% 11/1/17 to 1/1/40		23,039,811	25,040,034
6% 7/1/37 to 8/1/37		3,429,416	3,745,521
TOTAL FREDDIE MAC			202,912,491
Ginnie Mae - 1.8%
3% 12/1/42 (h)		35,400,000	37,761,863
3.5% 4/15/42 to 6/15/42		2,153,002	2,358,745
4% 1/15/25 to 12/15/41		74,785,445	82,004,249
4.5% 11/20/33 to 4/15/41		55,641,258	61,175,461
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Ginnie Mae - continued
5% 3/15/39 to 9/15/41		$ 55,011,810	$ 60,454,036
6% 9/20/38		3,557,953	3,971,313
TOTAL GINNIE MAE			247,725,667
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $945,217,847)			960,690,318
Asset-Backed Securities - 0.7%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6775% 4/25/35 (i)		865,088	759,957
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8575% 3/25/34 (i)		410,817	390,445
Series 2005-HE2 Class M2, 0.8825% 4/25/35 (i)		60,280	59,309
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (i)		642,000	6,420
Series 2007-D1 Class D, 1.5863% 1/22/13 (f)(i)		2,590,000	38,850
Airspeed Ltd. Series 2007-1A Class C1, 2.708% 6/15/32 (f)(i)		4,085,886	2,247,237
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16		8,870,000	9,028,640
Series 2011-3 Class A2, 1.81% 5/15/16		8,490,000	8,624,651
Series 2012-1 Class A2, 1.44% 2/15/17		18,800,000	19,047,540
Series 2012-3 Class A2, 1.21% 6/15/17		12,650,000	12,714,214
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9075% 12/25/33 (i)		74,572	65,443
Series 2004-R2 Class M3, 0.7575% 4/25/34 (i)		109,047	47,858
Series 2005-R2 Class M1, 0.6575% 4/25/35 (i)		2,064,696	1,984,887
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (f)		75,345	75,345
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5675% 3/23/19 (f)(i)		144,975	142,075
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9875% 3/25/34 (i)		47,932	40,005
Series 2004-W11 Class M2, 0.9075% 11/25/34 (i)		561,149	478,286
Series 2004-W7 Class M1, 0.7575% 5/25/34 (i)		1,542,998	1,324,043
Series 2006-W4 Class A2C, 0.3675% 5/25/36 (i)		1,289,460	395,939
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0325% 4/25/34 (i)		2,294,379	2,049,170
Series 2006-HE2 Class M1, 0.5775% 3/25/36 (i)		56,419	814
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Axon Financial Funding Ltd. Series 2007-1 Class A1, 0.9743% 4/4/17 (c)(f)(i)		$ 7,217,000	$ 1
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6575% 7/20/39 (f)(i)		68,406	61,993
Class B, 0.9575% 7/20/39 (f)(i)		263,810	119,044
Class C, 1.3075% 7/20/39 (f)(i)		339,379	3,818
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (f)		578,262	583,871
Class B, 5.267% 6/25/35 (f)		1,000,000	1,008,900
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.6003% 1/20/37 (f)(i)		143,357	131,172
Capmark VII Ltd. Series 2006-7A Class H, 1.758% 8/15/36 (f)(i)		535,728	536
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3475% 12/25/36 (i)		1,802,588	839,441
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.6013% 4/7/52 (f)(i)		743,683	676,752
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3307% 9/25/37 (i)		75,656	75,385
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)		811,000	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4607% 3/25/32 (MGIC Investment Corp. Insured) (i)		11,800	11,047
Series 2004-3 Class M4, 1.6625% 4/25/34 (i)		159,665	73,636
Series 2004-4 Class M2, 1.0025% 6/25/34 (i)		587,945	353,100
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (f)		236,171	236,761
Class B2, 1.7123% 12/28/35 (f)(i)		236,171	229,086
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.8623% 6/28/38 (f)(i)		100,000	99,810
Class D, 9% 6/28/38 (f)		207,694	139,155
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	508,479
Fannie Mae Series 2004-T5 Class AB3, 1.074% 5/28/35 (i)		38,916	29,113
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3825% 8/25/34 (i)		290,872	186,174
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0325% 3/25/34 (i)		21,462	12,429
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9425% 1/25/35 (i)		$ 948,695	$ 324,410
Class M4, 1.2275% 1/25/35 (i)		363,547	46,122
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (f)(i)		2,892,000	1,821,960
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)		670,983	654,208
GE Business Loan Trust:
Series 2003-1 Class A, 0.638% 4/15/31 (f)(i)		180,508	170,832
Series 2006-2A:
Class A, 0.388% 11/15/34 (f)(i)		1,637,676	1,417,531
Class B, 0.488% 11/15/34 (f)(i)		591,578	414,952
Class C, 0.588% 11/15/34 (f)(i)		983,178	571,123
Class D, 0.958% 11/15/34 (f)(i)		373,344	119,771
GSAMP Trust Series 2004-AR1 Class B4, 3.7712% 6/25/34 (f)(i)		215,708	79,983
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class C, 0.7575% 9/25/46 (f)(i)		1,402,314	1,381,279
Class E, 1.8575% 9/25/46 (f)(i)		250,000	87,500
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5275% 8/25/33 (i)		363,316	328,833
Series 2003-3 Class M1, 1.4975% 8/25/33 (i)		662,724	571,434
Series 2003-5 Class A2, 0.9075% 12/25/33 (i)		32,929	25,919
Series 2006-3N Class B, 6.5% 8/27/36 (f)		250,000	0
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3975% 1/25/37 (i)		1,522,035	581,530
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5075% 7/25/36 (i)		204,000	3,493
Series 2007-CH1 Class AV4, 0.3375% 11/25/36 (i)		1,520,141	1,443,789
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6935% 12/27/29 (i)		484,406	440,663
Series 2006-A Class 2C, 1.5135% 3/27/42 (i)		3,243,000	156,711
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.3675% 11/25/36 (i)		5,283,668	2,208,484
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6375% 5/25/46 (f)(i)		250,000	180,000
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)		11,939	11,953
Class C, 5.691% 10/20/28 (f)		5,306	5,306
Class D, 6.01% 10/20/28 (f)		63,180	63,111
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5075% 5/25/37 (i)		784,792	13,550
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9575% 7/25/34 (i)		$ 160,553	$ 100,759
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1825% 7/25/34 (i)		499,279	361,282
Series 2006-FM1 Class A2B, 0.3175% 4/25/37 (i)		1,336,129	1,247,643
Series 2006-OPT1 Class A1A, 0.4675% 6/25/35 (i)		2,780,471	2,358,762
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5475% 8/25/34 (i)		57,368	47,517
Series 2004-NC6 Class M3, 2.3825% 7/25/34 (i)		21,918	10,812
Series 2004-NC8 Class M6, 1.4575% 9/25/34 (i)		26,595	12,232
Series 2005-NC1 Class M1, 0.6475% 1/25/35 (i)		399,800	326,471
Series 2005-NC2 Class B1, 1.3775% 3/25/35 (i)		416,362	15,790
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9865% 8/28/38 (f)(i)		220,000	202,400
Class C1B, 7.696% 8/28/38 (f)		64,212	52,654
National Collegiate Student Loan Trust Series 2006-4 Class D, 1.3075% 5/25/32 (i)		2,481,000	269
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7175% 9/25/35 (i)		1,426,957	1,059,394
Ocala Funding LLC:
Series 2005-1A Class A, 1.7075% 3/20/10 (c)(f)(i)		566,000	0
Series 2006-1A Class A, 1.6075% 3/20/11 (c)(f)(i)		1,176,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4575% 9/25/34 (i)		532,896	249,567
Class M4, 1.6575% 9/25/34 (i)		683,353	172,609
Series 2005-WCH1 Class M4, 1.0375% 1/25/36 (i)		1,475,804	991,467
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class D, 5.194% 7/24/39 (f)		162,115	162,277
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (f)		541,000	551,820
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1575% 9/25/46 (f)(i)		250,000	67,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0075% 4/25/33 (i)		5,108	4,441
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0025% 3/25/35 (i)		1,217,174	1,120,922
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3575% 3/20/19 (FGIC Insured) (f)(i)		359,894	357,186
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.3388% 6/15/33 (i)		1,272,000	825,225
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)		656,637	0
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9325% 9/25/34 (i)		$ 60,294	$ 19,246
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)		430,746	439,449
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0675% 9/25/34 (i)		28,819	24,889
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2003-1A Class B2, 5.4802% 12/28/38 (f)		111,000	109,546
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.9113% 4/6/42 (f)(i)		2,654,442	33,181
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.8693% 9/25/26 (f)(i)		400,000	202,400
Series 2006-1A:
Class A1A, 0.6293% 9/25/26 (f)(i)		1,118,056	1,018,996
Class A1B, 0.6993% 9/25/26 (f)(i)		1,033,000	880,736
Class A2A, 0.5893% 9/25/26 (f)(i)		632,239	618,013
Class A2B, 0.6793% 9/25/26 (f)(i)		250,000	222,750
Class B, 0.7293% 9/25/26 (f)(i)		250,000	205,650
Class C 0.8993% 9/25/26 (f)(i)		250,000	201,500
Class F, 1.5193% 9/25/26 (f)(i)		250,000	187,750
Class G, 1.7193% 9/25/26 (f)(i)		326,000	236,676
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)		887,552	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (f)		7,576	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1153% 10/25/44 (f)(i)		1,789,540	1,476,370
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6315% 11/21/40 (f)(i)		450,165	396,145
Class D, 1.1615% 11/21/40 (f)(i)		305,000	115,900
TOTAL ASSET-BACKED SECURITIES (Cost $88,296,523)			94,713,474
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
ABN AMRO Mortgage Corp. Series 2003-9 Class B5, 4.5164% 8/25/18 (f)		137,936	96,780
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7675% 1/25/35 (i)		1,727,203	1,624,553
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7075% 7/16/34 (f)(i)		6,791	6,792
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (f)		$ 78,237	$ 0
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		46,539	36,327
Series 2003-35 Class B, 4.6385% 9/25/18 (i)		71,523	22,887
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2003-17 Class B4, 5.4271% 6/25/33 (i)		212,411	162,467
Series 2004-3 Class DB4, 5.8238% 4/25/34 (i)		18,809	47
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6312% 10/25/34 (i)		1,296,529	1,317,779
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4352% 4/25/20 (f)(i)		1,000,000	1,138,891
Series 2010-K6 Class B, 5.358% 12/25/46 (f)(i)		910,000	1,029,606
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (f)		49,317	17,261
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3075% 12/20/54 (i)		205,017	168,114
Series 2006-1A Class C2, 1.4075% 12/20/54 (f)(i)		6,523,000	5,361,906
Series 2006-2 Class C1, 1.1475% 12/20/54 (i)		21,543,000	17,665,260
Series 2006-3 Class C2, 1.2075% 12/20/54 (i)		1,124,000	921,680
Series 2006-4:
Class B1, 0.3875% 12/20/54 (i)		4,521,000	4,181,925
Class C1, 0.9675% 12/20/54 (i)		2,767,000	2,268,940
Class M1, 0.5475% 12/20/54 (i)		1,190,000	1,059,100
Series 2007-1:
Class 1C1, 0.8075% 12/20/54 (i)		2,234,000	1,836,348
Class 1M1, 0.5075% 12/20/54 (i)		1,493,000	1,328,770
Class 2C1, 1.1675% 12/20/54 (i)		1,015,000	834,330
Class 2M1, 0.7075% 12/20/54 (i)		1,917,000	1,706,130
Series 2007-2 Class 2C1, 1.0675% 12/17/54 (i)		2,654,000	2,181,588
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7688% 1/20/44 (i)		430,241	401,296
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 4.7556% 3/25/37 (i)		3,413,351	3,455,205
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.6575% 8/25/36 (i)		2,064,911	1,621,744
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4175% 5/25/47 (i)		2,328,745	1,557,696
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3775% 2/25/37 (i)		5,817,809	4,896,970
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (f)		930,000	959,584
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4975% 7/25/35 (i)		$ 1,807,837	$ 1,730,528
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.559% 7/10/35 (f)(i)		1,006,891	846,035
Class B6, 3.059% 7/10/35 (f)(i)		224,500	185,207
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6575% 6/25/33 (f)(i)		174,596	168,387
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)		268,000	98,079
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (i)		32,712	30,646
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.2091% 4/25/33 (i)		412,763	397,600
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (f)		100,430	51,219
Series 2005-AR2 Class 1A2, 2.6252% 3/25/35 (i)		2,918,013	1,620,889
TOTAL PRIVATE SPONSOR			62,988,566
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17		163,358	173,985
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $31,739,946)			63,162,551
Commercial Mortgage Securities - 5.7%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (l)		417,753	407,114
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (f)		180,000	212,968
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.4675% 2/14/29 (f)(i)		240,268	249,614
Series 1997-D4:
Class B2, 7.525% 4/14/29		500,955	505,516
Class B5, 7.525% 4/14/29		129,000	114,027
Series 1997-D5:
Class A6, 7.3614% 2/14/43 (i)		82,876	83,044
Class A7, 7.4411% 2/14/43 (i)		820,000	838,593
Class PS1, 1.2492% 2/14/43 (i)(k)		1,035,686	29,348
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7086% 5/10/45 (i)		$ 1,440,090	$ 1,520,770
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,122,086
Series 2006-5:
Class A2, 5.317% 9/10/47		5,506,847	5,508,059
Class A3, 5.39% 9/10/47		2,653,000	2,815,003
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	4,147,855
Series 2007-4 Class A3, 5.7964% 2/10/51 (i)		1,856,538	1,960,755
Series 2006-6 Class E, 5.619% 10/10/45 (f)		1,098,000	110,459
Series 2007-3:
Class A3, 5.5348% 6/10/49 (i)		3,176,000	3,207,407
Class A4, 5.5348% 6/10/49 (i)		3,965,000	4,581,716
Series 2008-1 Class D, 6.2484% 2/10/51 (f)(i)		125,000	52,183
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,829,090
Series 2002-2 Class F, 5.487% 7/11/43		138,670	141,219
Series 2004-2 Class A4, 4.153% 11/10/38		1,975,355	1,998,389
Series 2005-1 Class A3, 4.877% 11/10/42		405,866	405,664
Series 2005-4 Class AJ, 5.038% 7/10/45 (i)		530,000	535,603
Series 2001-3 Class H, 6.562% 4/11/37 (f)		1,472,000	1,478,129
Series 2003-1 Class G, 5.608% 9/11/36 (f)		310,000	310,978
Series 2004-1 Class F, 5.279% 11/10/39 (f)		185,000	172,291
Series 2004-4:
Class K, 4.637% 7/10/42 (f)(i)		300,000	4,455
Class L, 4.637% 7/10/42 (f)(i)		280,000	2,062
Series 2004-5 Class G, 5.5632% 11/10/41 (f)(i)		195,000	194,921
Series 2005-1 Class CJ, 5.1908% 11/10/42 (i)		550,000	578,607
Series 2005-3 Class A3B, 5.09% 7/10/43 (i)		5,908,000	6,223,251
Series 2005-6 Class AJ, 5.1899% 9/10/47 (i)		300,000	321,543
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.958% 11/15/15 (f)(i)		827,009	824,433
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class J, 1.258% 3/15/22 (f)(i)		500,919	461,321
Class K, 2.208% 3/15/22 (f)(i)		427,499	257,246
Series 2006-BIX1:
Class F, 0.518% 10/15/19 (f)(i)		1,479,737	1,453,841
Class G, 0.538% 10/15/19 (f)(i)		1,245,579	1,223,781
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.708% 8/15/17 (f)(i)		480,000	493,200
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0575% 12/25/33 (f)(i)		$ 56,256	$ 41,093
Series 2004-1:
Class B, 2.1075% 4/25/34 (f)(i)		109,725	65,014
Class M1, 0.7675% 4/25/34 (f)(i)		88,094	66,087
Class M2, 1.4075% 4/25/34 (f)(i)		81,387	57,633
Series 2005-2A:
Class A1, 0.5175% 8/25/35 (f)(i)		1,455,099	1,051,787
Class M1, 0.6375% 8/25/35 (f)(i)		72,466	42,485
Class M2, 0.6875% 8/25/35 (f)(i)		119,520	64,369
Class M3, 0.7075% 8/25/35 (f)(i)		66,127	32,269
Series 2005-3A:
Class A2, 0.6075% 11/25/35 (f)(i)		516,806	393,911
Class M1, 0.6475% 11/25/35 (f)(i)		61,680	35,211
Class M2, 0.6975% 11/25/35 (f)(i)		78,310	42,960
Class M3, 0.7175% 11/25/35 (f)(i)		70,086	36,724
Class M4, 0.8075% 11/25/35 (f)(i)		87,320	42,075
Series 2005-4A:
Class A2, 0.5975% 1/25/36 (f)(i)		1,230,461	897,455
Class B1, 1.6075% 1/25/36 (f)(i)		106,333	16,368
Class M1, 0.6575% 1/25/36 (f)(i)		396,923	221,907
Class M2, 0.6775% 1/25/36 (f)(i)		119,077	63,411
Class M3, 0.7075% 1/25/36 (f)(i)		173,903	88,549
Class M4, 0.8175% 1/25/36 (f)(i)		96,178	43,815
Class M5, 0.8575% 1/25/36 (f)(i)		96,178	25,103
Class M6, 0.9075% 1/25/36 (f)(i)		102,151	26,956
Series 2006-1:
Class A2, 0.5675% 4/25/36 (f)(i)		188,661	142,981
Class M1, 0.5875% 4/25/36 (f)(i)		67,476	42,780
Class M2, 0.6075% 4/25/36 (f)(i)		71,293	43,665
Class M3, 0.6275% 4/25/36 (f)(i)		61,342	36,275
Class M4, 0.7275% 4/25/36 (f)(i)		34,760	19,925
Class M5, 0.7675% 4/25/36 (f)(i)		33,738	18,655
Class M6, 0.8475% 4/25/36 (f)(i)		67,272	20,568
Series 2006-2A:
Class A1, 0.4375% 7/25/36 (f)(i)		3,399,882	2,446,436
Class A2, 0.4875% 7/25/36 (f)(i)		168,204	121,416
Class B1, 1.0775% 7/25/36 (f)(i)		62,978	11,254
Class B3, 2.9075% 7/25/36 (f)(i)		4,113	113
Class M1, 0.5175% 7/25/36 (f)(i)		176,481	64,398
Class M2, 0.5375% 7/25/36 (f)(i)		124,516	40,422
Class M3, 0.5575% 7/25/36 (f)(i)		103,283	26,880
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class M4, 0.6275% 7/25/36 (f)(i)		$ 69,743	$ 17,203
Class M5, 0.6775% 7/25/36 (f)(i)		85,721	19,988
Class M6, 0.7475% 7/25/36 (f)(i)		127,898	26,798
Series 2006-3A:
Class M4, 0.6375% 10/25/36 (f)(i)		140,514	21,173
Class M5, 0.6875% 10/25/36 (f)(i)		168,216	8,872
Class M6, 0.7675% 10/25/36 (f)(i)		200,930	3,221
Series 2006-4A:
Class A1, 0.4375% 12/25/36 (f)(i)		731,918	578,237
Class A2, 0.4775% 12/25/36 (f)(i)		3,724,187	2,108,839
Class B1, 0.9075% 12/25/36 (f)(i)		23,910	515
Class M1, 0.4975% 12/25/36 (f)(i)		238,234	55,185
Class M2, 0.5175% 12/25/36 (f)(i)		158,823	35,209
Class M3, 0.5475% 12/25/36 (f)(i)		161,044	35,636
Class M4, 0.6075% 12/25/36 (f)(i)		192,698	29,314
Class M5, 0.6475% 12/25/36 (f)(i)		177,149	17,406
Class M6, 0.7275% 12/25/36 (f)(i)		158,823	8,805
Series 2007-1 Class A2, 0.4775% 3/25/37 (f)(i)		792,388	441,147
Series 2007-2A:
Class A1, 0.4775% 7/25/37 (f)(i)		757,168	501,665
Class A2, 0.5275% 7/25/37 (f)(i)		707,471	248,457
Class M1, 0.5775% 7/25/37 (f)(i)		248,424	68,076
Class M2, 0.6175% 7/25/37 (f)(i)		135,749	23,065
Class M3, 0.6975% 7/25/37 (f)(i)		137,642	13,812
Class M4, 0.8575% 7/25/37 (f)(i)		271,752	15,261
Class M5, 0.9575% 7/25/37 (f)(i)		239,555	10,695
Class M6, 1.2075% 7/25/37 (f)(i)		298,793	4,482
Series 2007-3:
Class A2, 0.4975% 7/25/37 (f)(i)		724,770	363,422
Class B1, 1.1575% 7/25/37 (f)(i)		176,160	13,387
Class B2, 1.8075% 7/25/37 (f)(i)		173,698	9,244
Class M1, 0.5175% 7/25/37 (f)(i)		157,414	53,297
Class M2, 0.5475% 7/25/37 (f)(i)		168,718	46,893
Class M3, 0.5775% 7/25/37 (f)(i)		265,859	57,520
Class M4, 0.7075% 7/25/37 (f)(i)		417,438	70,100
Class M5, 0.8075% 7/25/37 (f)(i)		216,525	30,833
Class M6, 1.0075% 7/25/37 (f)(i)		165,106	19,845
Series 2007-4A:
Class M1, 1.1575% 9/25/37 (f)(i)		288,058	26,689
Class M2, 1.2575% 9/25/37 (f)(i)		288,058	22,100
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M4, 1.8075% 9/25/37 (f)(i)		$ 736,753	$ 39,929
Class M5, 1.9575% 9/25/37 (f)(i)		736,753	26,756
Class M6, 2.1575% 9/25/37 (f)(i)		108,732	3,810
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(k)		3,065,491	110,927
Series 2006-3A, Class IO, 3.9036% 10/25/36 (f)(i)(k)		8,331,121	222,947
Series 2007-5A, Class IO, 4.186% 10/25/37 (f)(i)(k)		8,005,843	664,733
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4515% 3/11/39 (i)		450,000	450,093
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.858% 3/15/19 (f)(i)		391,602	380,617
Class J, 1.058% 3/15/19 (f)(i)		407,118	375,851
Series 2007-BBA8:
Class D, 0.458% 3/15/22 (f)(i)		655,330	606,080
Class E, 0.508% 3/15/22 (f)(i)		3,607,157	3,263,925
Class F, 0.558% 3/15/22 (f)(i)		2,235,922	1,978,449
Class G, 0.608% 3/15/22 (f)(i)		537,549	464,898
Class H, 0.758% 3/15/22 (f)(i)		655,330	553,654
Class J, 0.908% 3/15/22 (f)(i)		655,330	537,270
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41		157,473	157,958
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	650,213
Series 2006-T22 Class AJ, 5.5388% 4/12/38 (i)		400,000	423,342
Series 2007-PW16 Class A4, 5.7163% 6/11/40 (i)		1,112,000	1,321,816
Series 1999-C1:
Class G, 5.64% 2/14/31 (f)		70,000	70,861
Class I, 5.64% 2/14/31 (f)		202,629	151,999
Series 2003-T10 Class B, 4.84% 3/13/40		1,000,000	1,007,683
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	6,961,559
Series 2006-PW14 Class X2, 0.6677% 12/11/38 (f)(i)(k)		20,026,973	144,094
Series 2006-T22:
Class A4, 5.5388% 4/12/38 (i)		237,000	269,540
Class B, 5.5388% 4/12/38 (f)(i)		200,000	200,006
Series 2006-T24 Class X2, 0.4452% 10/12/41 (f)(i)(k)		2,947,577	12,654
Series 2007-BBA8:
Class K, 1.408% 3/15/22 (f)(i)		120,000	96,390
Class L, 2.108% 3/15/22 (f)(i)		253,498	167,962
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW18 Class X2, 0.3028% 6/11/50 (f)(i)(k)		$ 133,870,169	$ 1,139,904
Series 2007-T28 Class X2, 0.1559% 9/11/42 (f)(i)(k)		67,080,020	329,497
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (f)		313,360	336,016
C-BASS Trust floater Series 2006-SC1 Class A, 0.4775% 5/25/36 (f)(i)		669,673	582,311
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)		2,235,000	2,350,563
Class XCL, 1.3289% 5/15/35 (f)(i)(k)		7,566,678	132,387
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.5598% 12/15/47 (f)(i)		750,000	849,421
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (f)		800,000	704,670
Series 1998-2 Class J, 6.39% 11/18/30 (f)		489,102	336,530
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (f)		138,740	141,570
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.579% 8/15/21 (f)(i)		198,690	189,609
Series 2007-FL3A Class A2, 0.348% 4/15/22 (f)(i)		183,349	180,817
Series 2008-C7 Class A2B, 6.2624% 12/10/49 (i)		1,166,180	1,183,996
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49		14,623,000	16,849,469
Series 2007-CD4 Class A3, 5.293% 12/11/49		1,852,000	1,924,539
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)(i)	CAD	138,000	108,966
Class G, 5.01% 5/15/44 (f)(i)	CAD	30,000	22,649
Class H, 5.01% 5/15/44 (f)(i)	CAD	20,000	12,439
Class J, 5.01% 5/15/44 (f)(i)	CAD	20,000	11,740
Class K, 5.01% 5/15/44 (f)(i)	CAD	10,000	5,051
Class L, 5.01% 5/15/44 (f)(i)	CAD	36,000	16,904
Class M, 5.01% 5/15/44 (f)(i)	CAD	165,000	72,121
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.804% 5/15/46 (i)		1,902,000	2,031,300
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	764,889
Series 2007-C2 Class B, 5.617% 4/15/47 (i)		2,125,000	913,217
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.058% 4/15/17 (f)(i)		126,749	114,641
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class B, 0.458% 11/15/17 (f)(i)		$ 141,221	$ 136,933
Class C, 0.508% 11/15/17 (f)(i)		1,168,561	1,109,710
Class D, 0.548% 11/15/17 (f)(i)		60,771	56,495
Class E, 0.598% 11/15/17 (f)(i)		216,043	198,682
Class F, 0.658% 11/15/17 (f)(i)		149,679	136,154
Class G, 0.708% 11/15/17 (f)(i)		103,750	92,300
Series 2006-FL12:
Class AJ, 0.338% 12/15/20 (f)(i)		4,060,000	3,773,514
Class B, 0.378% 12/15/20 (f)(i)		591,814	544,136
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	547,110
Series 2004-RS1 Class A, 5.648% 3/3/41 (f)		460,673	464,588
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,600,535
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (f)		2,415,835	2,424,571
Class AJFX, 5.478% 2/5/19 (f)		5,750,000	5,760,178
Series 2001-J2A Class F, 6.9937% 7/16/34 (f)(i)		199,000	234,339
Series 2006-C8 Class XP, 0.4662% 12/10/46 (i)(k)		16,251,781	80,073
Commercial Mortgage Acceptance Corp.:
Series 1998-C1 Class G, 6.21% 7/15/31 (f)		528,721	530,418
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (f)(i)		104,467	106,382
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (f)		550,000	487,161
Series 1999-C2 Class G, 6% 11/17/32		302,000	235,587
Commercial Mortgage pass-thru certificates:
Series 2005 C6 Class B, 5.241% 6/10/44 (i)		905,000	803,712
Series 2005-C6 Class AJ, 5.209% 6/10/44 (i)		1,260,000	1,325,209
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR1:
Class C, 5.547% 5/15/45		350,000	384,432
Class D, 5.547% 5/15/45 (f)		440,000	403,264
Series 2012-CR2 Class E, 4.8582% 8/15/45 (f)(i)		1,440,000	1,295,034
Series 2012-LC4:
Class C, 5.8244% 12/10/44 (i)		260,000	290,073
Class D, 5.8244% 12/10/44 (f)(i)		870,000	810,911
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (f)		493,000	511,390
Class F, 4.867% 6/9/28 (f)		645,000	593,955
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2:
Class A2, 5.448% 1/15/49 (i)		$ 481,579	$ 485,583
Class A3, 5.542% 1/15/49 (i)		3,804,000	4,325,216
Series 2007-C3 Class A4, 5.6765% 6/15/39 (i)		28,438,000	32,409,480
Series 2006-C4 Class AAB, 5.439% 9/15/39		4,109,466	4,167,928
Series 2006-C5 Class ASP, 0.6642% 12/15/39 (i)(k)		11,245,165	72,048
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)		1,722,000	1,987,675
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.558% 4/15/22 (f)(i)		6,783,000	5,638,945
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.808% 9/15/21 (f)(i)		254,303	183,084
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37		840,416	869,440
Series 1997-C2 Class F, 7.46% 1/17/35 (i)		349,151	353,632
Series 1998-C1:
Class F, 6% 5/17/40 (f)		2,036,102	2,163,236
Class H, 6% 5/17/40 (f)		90,317	42,666
Series 1998-C2:
Class F, 6.75% 11/15/30 (f)		1,156,000	1,235,514
Class G, 6.75% 11/15/30 (f)		180,000	199,773
Series 2001-CK6 Class AX, 1.0678% 8/15/36 (i)(k)		480,351	430
Series 2001-CKN5 Class AX, 1.5092% 9/15/34 (f)(i)(k)		1,706,189	2,211
Series 2003-C3 Class D, 4.131% 5/15/38		120,000	120,950
Series 2006-C1 Class A3, 5.4101% 2/15/39 (i)		6,577,623	6,745,977
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.358% 2/15/22 (f)(i)		721,000	696,958
Class C:
0.378% 2/15/22 (f)(i)		1,864,711	1,734,282
0.478% 2/15/22 (f)(i)		665,993	620,408
Class F, 0.528% 2/15/22 (f)(i)		1,331,815	1,239,992
Class L, 2.108% 2/15/22 (f)(i)		99,540	18,390
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40		4,116,154	4,115,833
Series 2007-C1:
Class ASP, 0.3811% 2/15/40 (i)(k)		27,591,094	125,815
Class B, 5.487% 2/15/40 (f)(i)		2,907,000	413,088
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5567% 11/10/46 (f)(i)		$ 500,000	$ 546,918
Class E, 5.5567% 11/10/46 (f)(i)		770,000	784,789
Class F, 5.5567% 11/10/46 (f)(i)		1,120,000	952,166
Class XB, 0.2463% 11/10/46 (f)(i)(k)		20,920,000	363,192
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		400,000	412,234
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.2035% 6/10/31 (f)(i)		891,000	903,945
Series 2000-CKP1 Class B3, 7.7033% 11/10/33 (i)		230,000	230,787
Extended Stay America Trust:
Series 2010-ESHA Class D, 5.4983% 11/5/27 (f)		3,190,000	3,199,213
Series 2010-ESHA, Class C4, 4.8603% 11/5/27 (f)		320,000	320,142
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (f)(i)		443,000	472,174
Fontainebleau Miami Beach Trust Series 2012-FBLU:
Class D, 5.007% 5/5/27 (f)		589,000	622,327
Class E, 5.253% 5/5/27 (f)		411,000	430,640
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (f)		200,000	238,872
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.575% 12/25/43 (i)(k)		1,640,000	263,938
Series K012 Class X3, 2.2878% 1/25/41 (i)(k)		1,800,000	264,587
Series K013 Class X3, 2.7898% 1/25/43 (i)(k)		820,000	144,771
Series KAIV Class X2, 3.6147% 6/25/46 (i)(k)		420,000	95,516
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1639% 9/25/45 (f)(i)		1,290,000	1,446,839
Series 2011-K10 Class B, 4.5973% 11/25/49 (f)(i)		240,000	259,607
Series 2011-K11 Class B, 4.4203% 12/25/48 (f)(i)		750,000	801,042
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (f)		1,204,353	1,210,615
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	13,049,278
Series 2001-1 Class X1, 1.6143% 5/15/33 (f)(i)(k)		1,172,605	14,713
Series 2007-C1 Class XP, 0.1588% 12/10/49 (i)(k)		23,856,631	58,568
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	222,786
Series 1997-C2 Class G, 6.75% 4/15/29 (i)		394,263	437,384
Series 1999-C1 Class F, 6.02% 5/15/33 (f)		196,664	200,965
Series 1999-C2I Class K, 6.481% 9/15/33 (l)		385,000	260,747
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 1999-C3:
Class J, 6.974% 8/15/36		$ 226,000	$ 222,358
Class K, 6.974% 8/15/36		311,341	137,651
Series 2000-C1 Class K, 7% 3/15/33		16,235	12,339
Series 2003-C3 Class H, 5.7176% 4/10/40 (f)(i)		170,000	155,577
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4% 11/5/21 (f)(i)		715,000	682,679
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (f)		490,000	494,834
Series 2007-GG11 Class A2, 5.597% 12/10/49		2,526,976	2,577,439
Series 2007-GG9 Class A4, 5.444% 3/10/39		18,170,000	20,956,260
Series 2003-C2 Class J, 5.234% 1/5/36 (f)(i)		250,000	235,360
Series 2005-GG3 Class B, 4.894% 8/10/42 (i)		680,000	693,540
Series 2006-GG7 Class A3, 5.8671% 7/10/38 (i)		550,451	550,326
Series 2007-GG11 Class A1, 0.2399% 12/10/49 (f)(i)(k)		30,400,161	165,559
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5885% 6/6/20 (f)(i)		343,842	343,605
Class F, 0.6585% 6/6/20 (f)(i)		835,001	833,880
Class J, 1.959% 6/6/20 (f)(i)		250,000	248,891
Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (f)(i)		5,910,000	5,921,229
Class C, 2.0056% 3/6/20 (f)(i)		1,994,000	1,999,583
Class D, 2.2018% 3/6/20 (f)(i)		4,004,000	4,015,211
Class F, 2.6334% 3/6/20 (f)(i)		164,000	164,722
Class G, 2.7903% 3/6/20 (f)(i)		81,000	81,405
Class H, 3.3004% 3/6/20 (f)(i)		60,000	60,378
Class J, 4.0852% 3/6/20 (f)(i)		86,000	86,697
Class L, 5.4585% 3/6/20 (f)(i)		400,000	404,000
Series 1997-GL:
Class G, 7.7695% 7/13/30 (i)		769,675	841,145
Class H, 7.7995% 7/13/30 (f)(i)		230,000	240,218
Series 2006-GG6 Class A2, 5.506% 4/10/38		4,248,297	4,385,283
Series 2010-C1:
Class D, 5.9913% 8/10/43 (f)(i)		755,000	822,083
Class E, 4% 8/10/43 (f)		1,240,000	967,636
Class X, 1.548% 8/10/43 (f)(i)(k)		6,160,840	504,025
Series 2012-GCJ7:
Class C, 5.7221% 5/10/45 (i)		630,000	701,275
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GS Mortgage Securities Corp. II: - continued
Series 2012-GCJ7:
Class D, 5.906% 5/10/45 (f)(i)		$ 970,000	$ 919,468
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (f)		510,000	513,213
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		568,161	577,599
Series 2007-GG10 Class A2, 5.778% 8/10/45		6,357,919	6,388,584
Series 2010-C2:
Class D, 5.2277% 12/10/43 (f)(i)		720,000	739,553
Class XA, 0.6813% 12/10/43 (f)(i)(k)		5,538,132	127,261
Series 2011-GC5:
Class C, 5.3081% 8/10/44 (f)(i)		1,050,000	1,164,427
Class D, 5.3081% 8/10/44 (f)(i)		480,000	464,770
JP Morgan Chase Commercial Mortgage Trust Series 2012-C8 Class C, 4.7781% 10/15/45 (f)		750,000	778,308
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (f)(i)		500,000	504,640
Series 2002-C1 Class E, 6.135% 7/12/37 (f)		863,159	864,101
Series 2003-C1 Class D, 5.192% 1/12/37		270,000	271,052
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (f)(i)		380,000	467,838
Class D, 7.4453% 12/5/27 (f)(i)		1,885,000	2,226,596
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (f)		670,000	710,690
Series 2010-CNTR Class D, 6.1838% 8/5/32 (f)(i)		695,000	733,827
Series 2011-C4 Class E, 5.3893% 7/15/46 (f)(i)		370,000	351,257
Series 2012-CBX:
Class C, 5.1902% 6/16/45 (i)		250,000	271,877
Class D, 5.1902% 6/16/45 (f)(i)		690,000	696,693
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.338% 11/15/18 (f)(i)		5,598,565	5,504,515
Class B, 0.378% 11/15/18 (f)(i)		943,361	913,439
Class C, 0.418% 11/15/18 (f)(i)		670,232	645,340
Class D, 0.438% 11/15/18 (f)(i)		204,167	192,501
Class E, 0.488% 11/15/18 (f)(i)		294,522	271,802
Class F, 0.538% 11/15/18 (f)(i)		440,975	389,319
Class G, 0.568% 11/15/18 (f)(i)		383,170	322,959
Class H, 0.708% 11/15/18 (f)(i)		294,588	236,513
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB14 Class A3B, 5.4928% 12/12/44 (i)		$ 4,674,131	$ 4,767,726
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (i)		571,115	599,112
Class A3, 5.336% 5/15/47		9,409,000	10,751,655
Series 2007-CB19 Class A4, 5.7282% 2/12/49 (i)		6,670,000	7,845,477
Series 2007-LD11:
Class A2, 5.7981% 6/15/49 (i)		4,144,229	4,278,257
Class A4, 5.8131% 6/15/49 (i)		13,130,000	15,318,443
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49		2,772,358	2,787,177
Class A3, 5.42% 1/15/49		25,732,000	29,788,418
Series 2004-CBX Class D, 5.097% 1/12/37 (i)		170,000	151,595
Series 2004-LN2 Class D, 5.2213% 7/15/41 (i)		420,000	311,727
Series 2005-LDP3 Class A3, 4.959% 8/15/42		1,880,489	1,898,626
Series 2005-LDP5 Class AJ, 5.3208% 12/15/44 (i)		360,000	379,589
Series 2006-CB17 Class A3, 5.45% 12/12/43		436,441	437,053
Series 2007-CB18 Class A3, 5.447% 6/12/47 (i)		1,712,068	1,788,658
Series 2007-CB19:
Class B, 5.7282% 2/12/49 (i)		165,000	56,925
Class C, 5.7282% 2/12/49 (i)		424,000	114,476
Class D, 5.7282% 2/12/49 (i)		447,000	44,079
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (i)		157,000	12,272
Class ES, 5.5618% 1/15/49 (f)(i)		983,000	46,970
Series 2010-C2:
Class D, 5.5284% 11/15/43 (f)(i)		645,000	676,669
Class XB, 0.6692% 11/15/43 (f)(i)(k)		3,600,000	153,483
Series 2011-C5 Class C, 5.3142% 8/15/46 (f)(i)		1,102,648	1,232,168
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8894% 7/15/44 (i)		21,615,000	25,568,016
Series 1998-C4 Class G, 5.6% 10/15/35 (f)		506,009	522,012
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	151,886
Series 2005-C3 Class AJ, 4.843% 7/15/40		1,220,000	1,271,253
Series 2005-C7:
Class AJ, 5.323% 11/15/40		1,500,000	1,580,793
Class AM, 5.263% 11/15/40 (i)		137,000	151,105
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31		$ 25,319	$ 25,336
Series 2006-C6:
Class A2, 5.262% 9/15/39 (i)		363,443	363,815
Class A4, 5.372% 9/15/39		857,000	991,291
Class AM, 5.413% 9/15/39		1,500,000	1,683,696
Series 2006-C7:
Class A2, 5.3% 11/15/38		1,097,374	1,125,221
Class A3, 5.347% 11/15/38		1,417,000	1,632,273
Class AM, 5.378% 11/15/38		160,000	171,481
Series 2007-C1:
Class A3, 5.398% 2/15/40		9,480,823	9,864,180
Class A4, 5.424% 2/15/40		5,434,000	6,328,045
Series 2007-C2 Class A3, 5.43% 2/15/40		3,967,000	4,576,633
Series 2007-C6 Class A2, 5.845% 7/15/40		4,782,064	4,905,944
Series 2003-C7 Class L, 5.0932% 7/15/37 (f)(i)		284,000	214,624
Series 2004-C2 Class G, 4.595% 3/15/36 (f)(i)		225,000	210,559
Series 2004-C7 Class E, 4.918% 10/15/36		280,000	281,747
Series 2005-C1 Class E, 4.924% 2/15/40		750,000	741,398
Series 2005-C2 Class AJ, 5.205% 4/15/30 (i)		740,000	782,136
Series 2005-C7 Class C, 5.35% 11/15/40 (i)		866,000	848,314
Series 2006-C4:
Class AJ, 5.8859% 6/15/38 (i)		1,060,000	964,978
Class AM, 5.8859% 6/15/38 (i)		500,000	562,712
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (i)(k)		7,302,392	42,325
Series 2007-C1 Class XCP, 0.4246% 2/15/40 (i)(k)		3,031,686	14,531
Series 2007-C6 Class A4, 5.858% 7/15/40 (i)		2,376,000	2,841,986
Series 2007-C7:
Class A3, 5.866% 9/15/45		2,029,000	2,434,134
Class XCP, 0.2789% 9/15/45 (i)(k)		119,297,547	706,003
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2006-LLFA:
Class D, 0.438% 9/15/21 (f)(i)		608,683	578,860
Class E, 0.498% 9/15/21 (f)(i)		2,196,145	2,033,637
Class F, 0.548% 9/15/21 (f)(i)		1,143,094	1,029,931
Class G, 0.568% 9/15/21 (f)(i)		2,258,211	1,978,200
Class H, 0.608% 9/15/21 (f)(i)		582,579	489,950
Series 2007-LLFA Class E, 1.108% 6/15/22 (f)(i)		760,000	729,968
LStar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.5701% 6/25/43 (f)(i)		310,000	304,015
Series 2011-1 Class B, 5.5701% 6/25/43 (f)(i)		540,000	571,863
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7474% 7/9/21 (f)(i)		$ 17,970,000	$ 17,356,504
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.4086% 10/12/39 (f)(i)	CAD	320,000	303,478
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (i)		428,307	428,462
Series 1998-C3 Class E, 6.7944% 12/15/30 (i)		73,335	75,297
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3817% 1/12/44 (i)		220,000	238,960
Series 2004-MKB1 Class F, 5.6638% 2/12/42 (f)(i)		180,000	175,350
Series 2005-LC1 Class F, 5.4357% 1/12/44 (f)(i)		1,655,000	1,112,635
Series 2006-C1:
Class A2, 5.6401% 5/12/39 (i)		890,262	894,813
Class AJ, 5.6851% 5/12/39 (i)		530,000	509,824
Class AM, 5.8742% 5/12/39 (i)		100,000	111,524
Series 2007-C1 Class A4, 5.847% 6/12/50 (i)		7,199,517	8,286,615
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,831,261
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.329% 12/12/49 (i)		171,062	170,212
sequential payer:
Series 2006-4:
Class A2, 5.112% 12/12/49 (i)		207,319	209,702
Class ASB, 5.133% 12/12/49 (i)		1,307,152	1,373,657
Series 2007-5:
Class A3, 5.364% 8/12/48		11,417,000	11,838,436
Class A4, 5.378% 8/12/48		17,266,000	19,705,807
Series 2007-6 Class A4, 5.485% 3/12/51 (i)		14,650,000	16,885,473
Series 2007-7 Class A4, 5.7277% 6/12/50 (i)		6,656,000	7,611,981
Series 2006-3 Class ASB, 5.382% 7/12/46 (i)		6,089,959	6,280,715
Series 2006-4 Class XP, 0.6166% 12/12/49 (i)(k)		26,909,688	329,348
Series 2007-6 Class B, 5.635% 3/12/51 (i)		1,902,000	399,443
Series 2007-7 Class B, 5.7277% 6/12/50 (i)		166,000	10,096
Series 2007-8 Class A3, 5.9492% 8/12/49 (i)		1,640,000	1,905,814
Mezz Capital Commercial Mortgage Trust sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (f)		517,326	475,940
Series 2004-C2 Class A, 5.318% 10/15/40 (f)		564,667	465,850
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.408% 7/15/19 (f)(i)		357,716	236,093
Class H, 0.588% 7/15/19 (f)(i)		87,910	84,982
Class J, 0.638% 7/15/19 (f)(i)		354,000	303,268
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class C, 0.368% 10/15/20 (f)(i)		$ 1,092,000	$ 1,012,830
Class D, 0.398% 10/15/20 (f)(i)		667,354	605,624
Class E, 0.458% 10/15/20 (f)(i)		834,661	734,502
Class F, 0.508% 10/15/20 (f)(i)		500,899	415,746
Class G, 0.548% 10/15/20 (f)(i)		619,188	481,419
Class H, 0.638% 10/15/20 (f)(i)		389,758	194,879
Class J, 0.788% 10/15/20 (f)(i)		225,021	78,757
sequential payer:
Series 2012-C4 Class E, 5.71% 3/15/45 (f)		260,000	238,762
Series 2004-RR2 Class A2, 5.45% 10/28/33 (f)		97,765	98,254
Series 2005-IQ9 Class A3, 4.54% 7/15/56		1,710,211	1,728,580
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	688,034
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (i)		964,000	1,010,004
Series 2007-IQ13 Class A4, 5.364% 3/15/44		10,000,000	11,549,220
Series 1997-RR Class F, 7.3976% 4/30/39 (f)(i)		92,818	87,017
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)		207,927	152,493
Series 1999-WF1:
Class N, 5.91% 11/15/31 (f)		210,000	182,897
Class O, 5.91% 11/15/31 (f)		197,950	51,394
Series 2004-IQ7 Class E, 5.3966% 6/15/38 (f)(i)		120,000	108,348
Series 2004-RR2 Class C, 5.88% 10/28/33 (f)(i)		280,000	227,500
Series 2005-HQ5 Class B, 5.272% 1/14/42		1,500,000	1,557,869
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (i)		1,000,000	1,040,334
Series 2006-IQ11:
Class A3, 5.6873% 10/15/42 (i)		460,775	466,557
Class A4, 5.7233% 10/15/42 (i)		570,000	645,807
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	792,670
Series 2006-T23 Class A3, 5.8159% 8/12/41 (i)		972,000	1,014,107
Series 2007-HQ12 Class A2, 5.5763% 4/12/49 (i)		10,513,608	10,801,428
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (i)		2,852,000	3,307,068
Class B, 5.7272% 4/15/49 (i)		469,000	127,587
Series 2011-C1:
Class C, 5.254% 9/15/47 (f)(i)		970,000	1,076,182
Class D, 5.254% 9/15/47 (f)(i)		1,760,000	1,846,847
Class E, 5.254% 9/15/47 (f)(i)		573,100	568,960
Series 2011-C2:
Class D, 5.3174% 6/15/44 (f)(i)		580,000	603,179
Class E, 5.3174% 6/15/44 (f)(i)		600,000	585,530
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
Series 2011-C2:
Class F, 5.3174% 6/15/44 (f)(i)		$ 550,000	$ 463,265
Class XB, 0.4645% 6/15/44 (f)(i)(k)		9,001,008	286,439
Series 2011-C3:
Class C, 5.1844% 7/15/49 (f)(i)		1,000,000	1,097,606
Class D, 5.357% 7/15/49 (f)		1,130,000	1,157,288
Class E, 5.1844% 7/15/49 (f)(i)		400,000	373,368
Series 2012-C4 Class D, 5.5264% 3/15/45 (f)(i)		330,000	346,548
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9137% 2/23/34 (i)		466,000	515,840
Series 2001-TOP3 Class E, 7.3449% 7/15/33 (f)(i)		150,000	152,499
Series 2003-TOP9 Class E, 5.7568% 11/13/36 (f)(i)		78,000	79,607
NationsLink Funding Corp.:
Series 1998-2:
Class F, 7.105% 8/20/30 (f)		290,010	293,911
Class G, 5% 8/20/30 (f)		361,875	367,083
Class J, 5% 8/20/30 (f)		195,000	190,954
Series 1999-SL Class X, 11/10/30 (i)(k)		36,907	36,961
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (f)		1,050,000	1,059,885
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)		800,135	975,604
RBSCF Trust Series 2010-MB1 Class D, 4.678% 4/15/24 (f)(i)		1,238,000	1,252,882
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (f)	CAD	107,000	93,389
Class G, 4.456% 9/12/38 (f)	CAD	54,000	45,390
Class H, 4.456% 9/12/38 (f)	CAD	36,000	28,088
Class J, 4.456% 9/12/38 (f)	CAD	36,000	26,487
Class K, 4.456% 9/12/38 (f)	CAD	18,000	11,735
Class L, 4.456% 9/12/38 (f)	CAD	26,000	15,882
Class M, 4.456% 9/12/38 (f)	CAD	128,859	28,539
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	98,802
Class G, 4.57% 4/12/23	CAD	42,000	31,746
Class H, 4.57% 4/12/23	CAD	42,000	30,610
Class J, 4.57% 4/12/23	CAD	42,000	29,522
Class K, 4.57% 4/12/23	CAD	21,000	14,240
Class L, 4.57% 4/12/23	CAD	63,000	41,225
Class M, 4.57% 4/12/23	CAD	185,000	83,308
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA Class E3, 6.5% 2/18/34 (f)(i)		$ 200,000	$ 203,915
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5849% 8/15/39 (i)		170,000	185,414
Series 2007-C4 Class F, 5.5849% 8/15/39 (i)		820,000	569,646
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (f)		270,000	278,964
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.783% 7/15/24 (f)(i)		110,000	83,302
Class G, 0.783% 7/15/24 (f)(i)		200,000	140,459
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8749% 1/10/45 (f)(i)		284,000	341,493
VNO Mortgage Trust Series 2012-6AVE Class D, 3.337% 11/15/30 (f)(i)		1,299,000	1,249,504
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (f)		180,000	206,709
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4875% 9/15/21 (f)(i)		1,770,598	1,593,567
Class F, 0.5475% 9/15/21 (f)(i)		1,877,987	1,652,659
Class G, 0.5675% 9/15/21 (f)(i)		1,779,101	1,530,055
Class J, 0.8075% 9/15/21 (f)(i)		395,545	289,545
Series 2007-WHL8:
Class F, 0.688% 6/15/20 (f)(i)		4,565,501	3,424,126
Class LXR1, 0.908% 6/15/20 (f)(i)		233,479	203,127
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)		736,929	743,452
Series 2003-C8 Class A3, 4.445% 11/15/35		2,185,708	2,208,335
Series 2006-C29 Class A3, 5.313% 11/15/48		5,051,000	5,253,232
Series 2007-C30:
Class A3, 5.246% 12/15/43		606,163	630,133
Class A4, 5.305% 12/15/43		8,604,000	9,274,308
Class A5, 5.342% 12/15/43		13,536,000	15,515,645
Series 2007-C31 Class A4, 5.509% 4/15/47		32,469,000	37,531,112
Series 2007-C32 Class A3, 5.7501% 6/15/49 (i)		19,449,000	22,715,460
Series 2007-C33 Class A5, 5.9225% 2/15/51 (i)		19,259,000	22,512,943
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(i)		903,000	913,806
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	348,267
Series 2004-C11:
Class D, 5.3847% 1/15/41 (i)		360,000	357,751
Class E, 5.4347% 1/15/41 (i)		327,000	312,355
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C12 Class D, 5.3079% 7/15/41 (i)		$ 280,000	$ 283,263
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	272,453
Class C, 5.21% 8/15/41		170,000	175,564
Series 2004-C15 Class 175C, 5.8479% 10/15/41 (f)(i)		500,000	490,920
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	2,015,268
Series 2005-C22:
Class B, 5.3835% 12/15/44 (i)		4,218,000	2,882,581
Class F, 5.3835% 12/15/44 (f)(i)		3,171,000	684,460
Series 2006-C23 Class A5, 5.416% 1/15/45 (i)		7,870,000	8,917,647
Series 2007-C30 Class XP, 0.4742% 12/15/43 (f)(i)(k)		15,928,716	96,904
Series 2007-C31 Class C, 5.6818% 4/15/47 (i)		522,000	119,957
Series 2007-C32:
Class D, 5.7501% 6/15/49 (i)		1,431,000	359,510
Class E, 5.7501% 6/15/49 (i)		2,252,000	530,240
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.578% 11/15/43 (f)(i)(k)		20,614,217	724,693
Series 2012-LC5:
Class C, 4.693% 10/15/45 (i)		569,000	602,625
Class D, 4.7802% 10/15/45 (f)		476,000	425,597
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)		360,000	402,279
Class D, 5.5488% 3/15/44 (f)(i)		230,000	226,968
Class E, 5% 3/15/44 (f)		590,000	437,871
Series 2011-C4 Class E, 5.4179% 6/15/44 (f)		320,000	303,286
Series 2011-C5:
Class C, 5.6366% 11/15/44 (f)(i)		260,000	295,209
Class D, 5.6366% 11/15/44 (f)(i)		600,000	635,548
Class XA, 2.0727% 11/15/44 (f)(i)(k)		5,182,845	627,062
Series 2012-C6 Class D, 5.5637% 4/15/45 (f)(i)		540,000	519,232
Series 2012-C7:
Class C, 4.8506% 6/15/45 (i)		1,270,000	1,368,081
Class E, 4.8512% 6/15/45 (f)		890,000	804,801
Series 2012-C8 Class D, 4.8808% 8/15/45 (f)(i)		650,000	651,321
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (f)		$ 1,500,000	$ 1,558,478
WFRBS Commercial Mortgage Trust Series 2012-C10 Class D, 4.4618% 12/15/45 (f)(h)(i)		380,000	322,295
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $668,416,563)			792,902,030
Municipal Securities - 1.4%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (i)		3,300,000	3,412,332
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,650,000	3,700,964
7.3% 10/1/39		2,150,000	2,984,652
7.5% 4/1/34		14,555,000	20,334,936
7.55% 4/1/39		17,880,000	25,827,660
7.6% 11/1/40		32,540,000	47,694,203
7.625% 3/1/40		5,410,000	7,840,713
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35		1,730,000	2,280,054
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33		34,670,000	34,984,110
Series 2010, 4.421% 1/1/15		6,825,000	7,231,634
Series 2010-1, 6.63% 2/1/35		8,970,000	10,404,303
Series 2010-3:
6.725% 4/1/35		17,810,000	20,861,744
7.35% 7/1/35		7,605,000	9,372,934
Series 2011, 5.877% 3/1/19		2,640,000	3,043,709
TOTAL MUNICIPAL SECURITIES (Cost $187,367,272)			199,973,948
Foreign Government and Government Agency Obligations - 1.8%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,034,688	1,927,027
2.5% 12/31/38 (e)		2,665,000	879,450
7% 9/12/13		9,415,000	8,928,558
7% 10/3/15		5,400,000	4,568,100
Aruba Government 4.625% 9/14/23 (f)		560,000	558,880
Bahamian Republic 6.95% 11/20/29 (f)		855,000	1,026,000
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Belarus Republic:
8.75% 8/3/15 (Reg. S)		$ 4,185,000	$ 4,205,925
8.95% 1/26/18		1,235,000	1,235,000
Bermuda Government 4.138% 1/3/23 (f)		670,000	715,225
Brazilian Federative Republic:
7.125% 1/20/37		1,215,000	1,877,175
8.25% 1/20/34		855,000	1,449,225
10.125% 5/15/27		1,430,000	2,631,200
12.25% 3/6/30		775,000	1,577,125
City of Buenos Aires 12.5% 4/6/15 (f)		2,755,000	2,562,150
Colombian Republic:
6.125% 1/18/41		1,735,000	2,407,313
7.375% 9/18/37		1,680,000	2,612,400
10.375% 1/28/33		1,800,000	3,325,500
11.75% 2/25/20		775,000	1,255,500
Congo Republic 3% 6/30/29 (e)		2,869,000	2,438,650
Costa Rican Republic 4.25% 1/26/23 (f)		600,000	604,500
Croatia Republic:
6.25% 4/27/17 (f)		2,210,000	2,428,127
6.375% 3/24/21 (f)		1,750,000	1,997,100
6.625% 7/14/20 (f)		1,820,000	2,099,916
6.75% 11/5/19 (f)		2,050,000	2,362,953
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		975,000	1,048,125
6.25% 10/4/20 (f)		1,910,000	2,077,125
6.25% 7/27/21 (f)		1,410,000	1,543,950
7.4% 1/22/15 (f)		1,235,000	1,333,800
Dominican Republic:
1.3405% 8/30/24 (i)		1,350,000	1,242,000
7.5% 5/6/21 (f)		2,480,000	2,895,400
9.04% 1/23/18 (f)		1,185,880	1,345,974
El Salvador Republic:
7.625% 2/1/41 (f)		525,000	584,063
7.65% 6/15/35 (Reg. S)		1,165,000	1,293,150
8.25% 4/10/32 (Reg. S)		575,000	678,500
Gabonese Republic 8.2% 12/12/17 (f)		935,000	1,122,000
Georgia Republic 6.875% 4/12/21 (f)		1,620,000	1,879,200
Ghana Republic 8.5% 10/4/17 (f)		1,375,000	1,574,375
Guatemalan Republic 5.75% 6/6/22 (f)		935,000	1,037,850
Hungarian Republic:
4.75% 2/3/15		6,350,000	6,508,750
7.625% 3/29/41		2,770,000	3,178,575
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Indonesian Republic:
4.875% 5/5/21 (f)		$ 1,260,000	$ 1,456,938
5.25% 1/17/42 (f)		1,175,000	1,379,215
5.875% 3/13/20 (f)		1,260,000	1,524,600
6.625% 2/17/37 (f)		950,000	1,284,875
6.875% 1/17/18 (f)		905,000	1,106,363
7.75% 1/17/38 (f)		1,450,000	2,207,625
8.5% 10/12/35 (Reg. S)		1,435,000	2,310,350
11.625% 3/4/19 (f)		1,535,000	2,333,200
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		3,560,000	3,328,600
Ivory Coast 3.75% 12/31/32 (c)(e)		750,000	690,900
Jordanian Kingdom 3.875% 11/12/15		820,000	797,450
Latvian Republic:
5.25% 2/22/17 (f)		1,210,000	1,349,150
5.25% 6/16/21 (f)		825,000	948,750
Lebanese Republic:
4% 12/31/17		4,116,750	4,085,874
4.75% 11/2/16		600,000	600,000
5.15% 11/12/18		550,000	550,000
6.375% 3/9/20		350,000	366,188
Lithuanian Republic:
6.125% 3/9/21 (f)		1,960,000	2,391,200
6.625% 2/1/22 (f)		1,940,000	2,463,800
7.375% 2/11/20 (f)		2,455,000	3,173,088
Peruvian Republic:
4% 3/7/27 (e)		1,360,000	1,363,400
5.625% 11/18/50		1,035,000	1,366,200
7.35% 7/21/25		1,300,000	1,901,250
8.75% 11/21/33		2,465,000	4,332,238
Philippine Republic:
7.5% 9/25/24		290,000	420,500
7.75% 1/14/31		1,430,000	2,212,925
9.5% 2/2/30		1,655,000	2,896,250
9.875% 1/15/19		390,000	567,450
10.625% 3/16/25		1,210,000	2,135,650
Plurinational State of Bolivia 4.875% 10/29/22 (f)		665,000	661,675
Polish Government:
3% 3/17/23		675,000	674,156
5% 3/23/22		1,805,000	2,138,925
6.375% 7/15/19		2,200,000	2,750,000
Provincia de Cordoba 12.375% 8/17/17 (f)		1,775,000	1,313,500
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		$ 1,225,000	$ 1,359,750
Republic of Iceland 5.875% 5/11/22 (f)		1,630,000	1,776,700
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,750,000	4,465,000
Republic of Namibia 5.5% 11/3/21 (f)		740,000	824,027
Republic of Nigeria 6.75% 1/28/21 (f)		1,155,000	1,351,350
Republic of Senegal 8.75% 5/13/21 (f)		500,000	592,500
Republic of Serbia:
5.25% 11/21/17 (f)		565,000	578,278
6.75% 11/1/24 (f)		6,584,001	6,715,681
Republic of Zambia 5.375% 9/20/22 (f)		550,000	547,250
Romanian Republic 6.75% 2/7/22 (f)		2,872,000	3,388,960
Russian Federation:
4.5% 4/4/22 (f)		600,000	680,280
5.625% 4/4/42 (f)		600,000	746,280
7.5% 3/31/30 (Reg. S)		5,070,050	6,426,288
11% 7/24/18 (Reg. S)		385,000	566,913
12.75% 6/24/28 (Reg. S)		2,695,000	5,383,263
Slovakia Republic 4.375% 5/21/22 (f)		1,565,000	1,694,113
State of Qatar 5.75% 1/20/42 (f)		745,000	970,363
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		355,000	388,246
Turkish Republic:
5.125% 3/25/22		515,000	601,263
5.625% 3/30/21		815,000	979,271
6% 1/14/41		1,020,000	1,306,875
6.25% 9/26/22		680,000	859,316
6.75% 4/3/18		1,145,000	1,382,588
6.75% 5/30/40		1,115,000	1,544,275
6.875% 3/17/36		1,795,000	2,470,369
7% 9/26/16		1,010,000	1,186,750
7% 3/11/19		335,000	417,075
7.25% 3/15/15		980,000	1,098,825
7.25% 3/5/38		1,150,000	1,673,250
7.375% 2/5/25		1,825,000	2,525,344
7.5% 7/14/17		1,010,000	1,232,200
7.5% 11/7/19		745,000	964,775
8% 2/14/34		490,000	750,925
11.875% 1/15/30		650,000	1,296,750
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		1,690,000	1,651,975
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Ukraine Government:
6.25% 6/17/16 (f)		$ 1,155,000	$ 1,144,952
6.75% 11/14/17 (f)		770,000	765,149
7.65% 6/11/13 (f)		2,800,000	2,831,360
7.75% 9/23/20 (f)		1,180,000	1,231,566
7.8% 11/28/22 (f)		600,000	610,500
7.95% 2/23/21 (f)		1,425,000	1,505,085
9.25% 7/24/17 (f)		2,150,000	2,343,500
United Arab Emirates 7.75% 10/5/20 (Reg. S)		545,000	671,713
United Mexican States:
4.75% 3/8/44		658,000	750,120
5.75% 10/12/10		326,000	396,905
6.05% 1/11/40		1,116,000	1,506,600
6.75% 9/27/34		800,000	1,144,000
7.5% 4/8/33		360,000	549,900
8.3% 8/15/31		420,000	679,350
Uruguay Republic 7.875% 1/15/33 pay-in-kind		2,595,000	4,015,763
Venezuelan Republic:
6% 12/9/20		620,000	489,800
7% 3/31/38		565,000	427,988
7.75% 10/13/19 (Reg. S)		700,000	635,250
8.5% 10/8/14		675,000	693,563
9% 5/7/23 (Reg. S)		1,865,000	1,701,813
9.25% 9/15/27		1,050,000	984,375
9.25% 5/7/28 (Reg. S)		790,000	716,925
9.375% 1/13/34		755,000	694,600
10.75% 9/19/13		640,000	660,800
11.75% 10/21/26 (Reg. S)		1,250,000	1,306,250
11.95% 8/5/31 (Reg. S)		1,765,000	1,866,488
12.75% 8/23/22		3,670,000	4,101,225
13.625% 8/15/18		848,000	962,480
Vietnamese Socialist Republic:
1.5032% 3/12/16 (i)		897,826	817,022
4% 3/12/28 (e)		4,595,000	3,721,950
6.875% 1/15/16 (f)		1,760,000	1,936,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $210,501,166)			246,358,181
Common Stocks - 0.0%
	Shares	Value
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (a)(f) (Cost $1,258,919)	1	$ 863,100
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Co. 4.75%	80,100	3,241,647
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	239,625
TOTAL CONVERTIBLE PREFERRED STOCKS		3,481,272
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 5.95% (a)	80,646	1,995,182
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	402,150
Annaly Capital Management, Inc.:
Series C, 7.625%	27,600	691,380
Series D, 7.50%	5,942	148,193
CBL & Associates Properties, Inc.:
7.375%	7,720	195,856
Series E, 6.625%	25,000	626,250
Cedar Shopping Centers, Inc.:
8.875%	1,115	28,120
Series B, 7.25%	10,000	241,500
Corporate Office Properties Trust:
Series H, 7.50%	5,000	126,350
Series L, 7.375%	12,221	322,512
Digital Realty Trust, Inc. Series E, 7.00%	10,000	270,400
Essex Property Trust, Inc. Series H, 7.125%	9,354	248,816
First Potomac Realty Trust 7.75%	15,000	384,000
Hersha Hospitality Trust Series B, 8.00%	13,844	361,882
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust Series D, 7.125%	10,000	$ 263,100
LaSalle Hotel Properties Series H, 7.50%	10,000	261,300
PS Business Parks, Inc.:
6.875%	10,000	270,800
Series S, 6.45%	21,000	560,490
Public Storage:
Series P, 6.50%	12,000	323,160
Series R, 6.35%	10,500	282,975
Series S, 5.90%	20,000	527,800
Realty Income Corp. Series F, 6.625%	12,000	321,000
Regency Centers Corp. Series 6, 6.625%	5,510	148,384
Stag Industrial, Inc. Series A, 9.00%	20,000	551,600
Sun Communities, Inc. Series A, 7.125% (a)	14,801	370,950
Taubman Centers, Inc. Series J, 6.50%	11,338	291,954
		8,220,922
TOTAL FINANCIALS		10,216,104
TOTAL PREFERRED STOCKS (Cost $13,908,563)		13,697,376
Floating Rate Loans - 0.5%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Federal-Mogul Corp.:
Tranche B, term loan 2.1475% 12/27/14 (i)	$ 3,325,477	3,092,693
Tranche C, term loan 2.1475% 12/27/15 (i)	2,088,820	1,942,603
		5,035,296
Media - 0.1%
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (i)	850,000	852,125
Harron Communications LP Tranche B, term loan 5% 10/6/17 (i)	1,868,088	1,891,439
Floating Rate Loans - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Univision Communications, Inc. term loan 4.459% 3/31/17 (i)	$ 3,534,464	$ 3,446,102
UPC Broadband Holding BV Tranche AF, term loan 4% 1/31/21 (i)	1,375,000	1,373,281
		7,562,947
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (i)	1,680,000	1,680,000
Specialty Retail - 0.0%
GNC Corp. Tranche B, term loan 3.75% 3/2/18 (i)	2,755,000	2,748,113
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (i)	338,100	340,213
		3,088,326
TOTAL CONSUMER DISCRETIONARY		17,366,569
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)	2,205,000	2,166,413
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (i)	1,207,710	1,228,845
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (i)	1,855,000	1,861,956
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (i)	205,000	206,292
		5,463,506
FINANCIALS - 0.1%
Capital Markets - 0.0%
Equinox Holdings, Inc.:
Tranche 2LN, term loan 5/16/20	755,000	753,113
Tranche B 1LN, term loan 11/16/19	1,405,000	1,401,488
		2,154,601
Diversified Financial Services - 0.0%
Blackstone REL 10% 10/1/2017	1,250,000	1,281,250
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (i)	1,615,000	1,633,250
		2,914,500
Floating Rate Loans - continued
	Principal Amount (d)	Value
FINANCIALS - continued
Insurance - 0.1%
Asurion Corp.:
Tranche 1LN, term loan 5.5% 5/24/18 (i)	$ 2,262,386	$ 2,282,295
Tranche 2LN, term loan 9% 5/24/19 (i)	1,451,274	1,491,184
Tranche B-1 1LN, term loan 4.75% 7/23/17 (i)	790,000	793,950
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (i)	1,925,000	2,040,500
		6,607,929
Real Estate Investment Trusts - 0.0%
iStar Financial, Inc. Tranche B, term loan 5.75% 10/15/17 (i)	413,101	413,101
Real Estate Management & Development - 0.0%
CityCenter term loan 8.75% 7/1/13 (i)	521,219	521,219
EOP Operating LP term loan:
5% 2/5/13 (i)	1,000,000	973,200
5.25% 2/5/13 (i)	1,200,000	1,164,840
Equity Inns Reality LLC Tranche A, term loan 9.5% 11/4/13 (i)	1,100,000	993,789
		3,653,048
TOTAL FINANCIALS		15,743,179
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (i)	2,215,923	2,213,153
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International Tranche B, term loan:
4.25% 9/16/19 (i)	700,000	703,500
4.25% 2/13/19 (i)	265,000	265,000
		968,500
TOTAL HEALTH CARE		3,181,653
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc.:
Tranche B 1LN, term loan 5.25% 10/18/18 (i)	2,340,000	2,348,775
Tranche B 2LN, term loan 4.25% 4/18/16 (i)	585,000	585,731
Floating Rate Loans - continued
	Principal Amount (d)	Value
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.: - continued
Tranche B, term loan 5.5% 4/20/17 (i)	$ 2,760,063	$ 2,770,413
US Airways Group, Inc. term loan 2.709% 3/23/14 (i)	5,680,765	5,581,351
		11,286,270
Commercial Services & Supplies - 0.0%
ADS Waste Holdings, Inc. Tranche B, term loan 5.25% 10/9/19 (i)	410,000	414,100
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (i)	538,025	507,088
Machinery - 0.0%
Colfax Corp. Tranche B, term loan 4.5% 9/12/18 (i)	2,511,025	2,536,135
Husky Intermediate, Inc. Tranche B, term loan 5.75% 6/30/18 (i)	2,213,883	2,247,092
		4,783,227
TOTAL INDUSTRIALS		16,990,685
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
GoDaddy.com, Inc. Tranche B 1LN, term loan 5.5% 12/16/18 (i)	2,101,675	2,096,421
IT Services - 0.0%
First Data Corp. term loan 4.2075% 3/24/18 (i)	865,000	821,750
TOTAL INFORMATION TECHNOLOGY		2,918,171
MATERIALS - 0.1%
Metals & Mining - 0.1%
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (i)	1,620,000	1,620,000
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (i)	2,093,025	2,113,955
		3,733,955
Floating Rate Loans - continued
	Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA:
term loan 3.2075% 2/1/14 (i)	$ 2,425,000	$ 2,406,813
Tranche B, term loan 4.5% 4/2/18 (i)	875,000	879,375
		3,286,188
TOTAL FLOATING RATE LOANS (Cost $66,852,420)		68,683,906
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (i)	1,456,912	1,376,782
Goldman Sachs 1.25% 12/14/19 (i)	1,248,611	1,179,938
1.25% 12/14/19 (h)(i)	221,321	209,149
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,542,253)		2,765,869
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $2,415,657)	2,243,000	2,702,295
Fixed-Income Funds - 23.8%
	Shares
Fidelity Floating Rate Central Fund (j)	3,726,698	388,843,635
Fidelity Mortgage Backed Securities Central Fund (j)	26,917,625	2,947,210,727
TOTAL FIXED-INCOME FUNDS (Cost $3,076,562,338)		3,336,054,362
Preferred Securities - 0.0%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	$ 1,380,000	1,503,694
Preferred Securities - continued
	Principal Amount (d)	Value
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)	$ 300,000	$ 328,777
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (g)	1,480,000	1,536,638
TOTAL PREFERRED SECURITIES (Cost $3,169,988)		3,369,109
Money Market Funds - 5.3%
	Shares
Fidelity Cash Central Fund, 0.19% (b) (Cost $736,947,130)	736,947,130	736,947,130
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $13,245,246,674)		14,195,174,611
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(192,456,985)
NET ASSETS - 100%		$ 14,002,717,626
TBA Sale Commitments
	Principal Amount (d)
Fannie Mae
2.5% 12/1/27	$ (15,000,000)	(15,687,791)
3.5% 12/1/42	(4,100,000)	(4,374,828)
3.5% 12/1/42	(4,100,000)	(4,374,828)
3.5% 12/1/42	(8,800,000)	(9,389,875)
3.5% 12/1/42	(9,500,000)	(10,136,797)
3.5% 12/1/42	(4,100,000)	(4,374,828)
4% 12/1/42	(8,600,000)	(9,213,713)
4% 12/1/42	(8,600,000)	(9,213,713)
4% 12/1/42	(1,300,000)	(1,392,771)
5% 12/1/42	(11,100,000)	(12,027,890)
5% 12/1/42	(6,600,000)	(7,151,718)
TOTAL FANNIE MAE		(87,338,752)
TBA Sale Commitments - continued
	Principal Amount (d)	Value
Freddie Mac
3.5% 12/1/42	$ (3,100,000)	$ (3,296,595)
3.5% 12/1/42	(4,100,000)	(4,360,013)
3.5% 12/1/42	(4,100,000)	(4,360,013)
5% 12/1/42	(5,000,000)	(5,367,969)
TOTAL FREDDIE MAC		(17,384,590)
TOTAL TBA SALE COMMITMENTS (Proceeds $104,719,004)		$ (104,723,342)
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	$ 22,651	$ (18,150)	$ 0	$ (18,150)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moodys Investors Service, Inc. Where Moodys ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,000,164,306 or 7.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $667,861 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 441,634
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 12/4/09	$ 173,625
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 406,704
Fidelity Floating Rate Central Fund	5,233,464
Fidelity Mortgage Backed Securities Central Fund	17,188,899
Total	$ 22,829,067
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 455,557,522	$ 5,233,462	$ 74,964,151	$ 388,843,635	24.5%
Fidelity Mortgage Backed Securities Central Fund	3,365,808,163	17,188,899	425,063,759	2,947,210,727	19.8%
Total	$ 3,821,365,685	$ 22,422,361	$ 500,027,910	$ 3,336,054,362
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,241,647	$ 3,241,647	$ -	$ -
Financials	10,455,729	9,845,154	610,575	-
Telecommunication Services	863,100	-	-	863,100
Corporate Bonds	3,584,554,592	-	3,584,493,049	61,543
U.S. Government and Government Agency Obligations	4,087,736,370	-	4,087,736,370	-
U.S. Government Agency - Mortgage Securities	960,690,318	-	960,690,318	-
Asset-Backed Securities	94,713,474	-	83,332,804	11,380,670
Collateralized Mortgage Obligations	63,162,551	-	62,774,264	388,287
Commercial Mortgage Securities	792,902,030	-	787,533,209	5,368,821
Municipal Securities	199,973,948	-	199,973,948	-
Foreign Government and Government Agency Obligations	246,358,181	-	244,994,781	1,363,400
Floating Rate Loans	68,683,906	-	64,743,397	3,940,509
Sovereign Loan Participations	2,765,869	-	-	2,765,869
Bank Notes	2,702,295	-	2,702,295	-
Fixed-Income Funds	3,336,054,362	3,336,054,362	-	-
Preferred Securities	3,369,109	-	3,369,109	-
Money Market Funds	736,947,130	736,947,130	-	-
Total Investments in Securities:	$ 14,195,174,611	$ 4,086,088,293	$ 10,082,954,119	$ 26,132,199
Derivative Instruments:
Liabilities
Swap Agreements	$ (18,150)	$ -	$ (18,150)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (104,723,342)	$ -	$ (104,723,342)	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $13,338,131,760. Net unrealized appreciation aggregated $857,042,851, of which $882,572,536 related to appreciated investment securities and $25,529,685 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Credit default swaps are marked-to-market daily. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to close out a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as credit default swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivatives contracts under an ISDA Master Agreement exceed certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Total Bond Fund

November 30, 2012

1.824865.108

TBD-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 25.6%
		Principal Amount (d)	Value
Convertible Bonds - 0.0%
MATERIALS - 0.0%
Metals & Mining - 0.0%
Vedanta Resources Jersey II Ltd. 4% 3/30/17		$ 2,600,000	$ 2,574,000
Nonconvertible Bonds - 25.6%
CONSUMER DISCRETIONARY - 2.5%
Auto Components - 0.1%
Continental Rubber of America Corp. 4.5% 9/15/19 (f)		1,230,000	1,245,375
Dana Holding Corp. 6.5% 2/15/19		2,080,000	2,194,400
Delphi Corp. 5.875% 5/15/19		1,685,000	1,802,950
JB Poindexter & Co., Inc. 9% 4/1/22 (f)		1,900,000	1,947,500
Tenneco, Inc.:
6.875% 12/15/20		1,505,000	1,619,756
7.75% 8/15/18		1,400,000	1,520,750
			10,330,731
Automobiles - 0.1%
Automotores Gildemeister SA 8.25% 5/24/21 (f)		575,000	623,875
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		3,090,000	3,371,963
8.25% 6/15/21		5,205,000	5,725,500
			9,721,338
Distributors - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19		1,000,000	1,055,000
6.5% 5/20/21		156,000	166,140
			1,221,140
Hotels, Restaurants & Leisure - 0.2%
Ameristar Casinos, Inc.:
7.5% 4/15/21		2,570,000	2,724,200
7.5% 4/15/21 (f)		1,700,000	1,793,500
FelCor Lodging LP 6.75% 6/1/19		475,000	499,938
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,635,000	1,874,119
ITT Corp. 7.375% 11/15/15		250,000	291,030
MGM Mirage, Inc.:
7.5% 6/1/16		4,130,000	4,398,450
7.625% 1/15/17		2,355,000	2,508,075
8.625% 2/1/19 (f)		1,960,000	2,131,500
11.375% 3/1/18		1,845,000	2,181,713
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		$ 2,950,000	$ 3,392,500
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		1,665,000	1,739,925
7.25% 3/15/18		465,000	526,613
7.5% 10/15/27		1,885,000	2,111,200
yankee 7.25% 6/15/16		3,985,000	4,483,125
Times Square Hotel Trust 8.528% 8/1/26 (f)		840,428	999,941
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22		1,535,000	1,611,750
7.75% 8/15/20		970,000	1,098,525
			34,366,104
Household Durables - 0.2%
D.R. Horton, Inc. 4.375% 9/15/22		865,000	866,081
KB Home:
7.25% 6/15/18		1,495,000	1,622,075
7.5% 9/15/22		1,210,000	1,306,800
9.1% 9/15/17		705,000	814,275
Lennar Corp.:
4.75% 11/15/22 (f)		1,400,000	1,354,500
6.95% 6/1/18		4,640,000	5,220,000
12.25% 6/1/17		1,135,000	1,515,225
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20 (f)		2,280,000	2,328,450
7.875% 8/15/19		1,760,000	1,936,000
8.5% 5/15/18 (e)		970,000	986,975
9.875% 8/15/19		2,560,000	2,713,600
Standard Pacific Corp.:
8.375% 5/15/18		6,495,000	7,501,725
8.375% 1/15/21		880,000	1,012,000
10.75% 9/15/16		2,370,000	2,903,250
William Lyon Homes, Inc. 8.5% 11/15/20 (f)		420,000	428,400
			32,509,356
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.0%
Zayo Group LLC/Zayo Capital, Inc.:
8.125% 1/1/20		$ 1,890,000	$ 2,055,375
10.125% 7/1/20		785,000	879,200
			2,934,575
Media - 1.8%
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	685,039
Cablevision Systems Corp.:
5.875% 9/15/22		2,280,000	2,234,400
7.75% 4/15/18		2,305,000	2,518,213
8.625% 9/15/17		3,505,000	4,021,988
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		5,375,000	5,798,281
7% 1/15/19		8,610,000	9,277,275
7.875% 4/30/18		865,000	934,200
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		185,000	190,088
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		5,180,000	5,529,650
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (f)		565,000	562,175
6.5% 11/15/22 (f)		1,525,000	1,532,625
Comcast Corp.:
4.65% 7/15/42		9,896,000	10,465,594
4.95% 6/15/16		2,344,000	2,655,590
5.15% 3/1/20		435,000	519,270
5.7% 5/15/18		14,629,000	17,771,499
6.4% 3/1/40		432,000	563,853
6.45% 3/15/37		2,196,000	2,846,069
COX Communications, Inc.:
3.25% 12/15/22 (f)		4,795,000	4,849,898
4.625% 6/1/13		4,467,000	4,558,127
Discovery Communications LLC:
3.7% 6/1/15		7,129,000	7,614,820
6.35% 6/1/40		6,392,000	8,146,035
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7% 10/15/20 (f)		1,875,000	1,875,000
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)		370,000	402,375
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
NBCUniversal Media LLC:
3.65% 4/30/15		$ 3,514,000	$ 3,748,025
5.15% 4/30/20		11,614,000	13,814,969
6.4% 4/30/40		18,278,000	23,392,714
News America Holdings, Inc. 7.75% 12/1/45		2,460,000	3,467,813
News America, Inc.:
6.15% 3/1/37		4,759,000	5,810,534
6.15% 2/15/41		11,572,000	14,530,347
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (f)		1,100,000	1,097,250
7.75% 10/15/18		2,770,000	3,081,625
Quebecor Media, Inc.:
5.75% 1/15/23 (f)		2,505,000	2,586,413
7.75% 3/15/16		2,392,000	2,457,780
7.75% 3/15/16		1,345,000	1,381,988
Starz LLC/Starz Finance Corp. 5% 9/15/19 (f)		695,000	711,506
Time Warner Cable, Inc.:
4.5% 9/15/42		10,589,000	10,309,736
6.2% 7/1/13		2,898,000	2,989,699
6.75% 7/1/18		13,763,000	17,228,317
Time Warner, Inc.:
3.15% 7/15/15		3,115,000	3,305,934
5.875% 11/15/16		368,000	433,180
6.2% 3/15/40		11,792,000	14,740,578
6.5% 11/15/36		9,243,000	11,596,970
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,450,000	1,537,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (f)(h)		785,000	785,000
7.5% 3/15/19 (f)		660,000	726,000
8.125% 12/1/17 (f)		370,000	401,265
Univision Communications, Inc.:
6.875% 5/15/19 (f)		2,680,000	2,706,800
8.5% 5/15/21 (f)		5,960,000	6,138,800
UPCB Finance V Ltd. 7.25% 11/15/21 (f)		995,000	1,087,038
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc. 6.75% 10/5/37		$ 1,460,000	$ 1,928,520
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)		1,400,000	1,435,000
			248,982,865
Specialty Retail - 0.1%
Claire's Stores, Inc. 9% 3/15/19 (f)		1,825,000	1,925,375
J. Crew Group, Inc. 8.125% 3/1/19		4,694,000	4,928,700
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (f)		6,315,000	6,978,075
			13,832,150
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 6.375% 12/15/20		2,500,000	2,743,750
TOTAL CONSUMER DISCRETIONARY			356,642,009
CONSUMER STAPLES - 1.4%
Beverages - 0.4%
Beam, Inc.:
1.875% 5/15/17		2,703,000	2,774,862
3.25% 5/15/22		3,206,000	3,349,821
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,044,652
FBG Finance Ltd. 5.125% 6/15/15 (f)		3,662,000	4,037,729
Fortune Brands, Inc.:
5.375% 1/15/16		321,000	360,669
5.875% 1/15/36		3,963,000	4,674,723
6.375% 6/15/14		3,374,000	3,650,958
Heineken NV:
1.4% 10/1/17 (f)		7,323,000	7,337,280
2.75% 4/1/23 (f)		7,651,000	7,572,057
4% 10/1/42 (f)		2,452,000	2,367,340
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)		10,217,000	11,081,583
			48,251,674
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
9.25% 3/15/20		7,525,000	7,637,875
9.5% 6/15/17		4,960,000	5,090,200
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
US Foodservice, Inc. 8.5% 6/30/19 (f)		$ 615,000	$ 633,450
Walgreen Co. 1.8% 9/15/17		5,971,000	6,037,230
			19,398,755
Food Products - 0.4%
Agrokor d.d. 8.875% 2/1/20 (f)		635,000	676,275
Gruma SAB de CV 7.75% (Reg. S) (g)		1,385,000	1,398,850
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (f)		1,400,000	1,456,000
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	12,927,445
6.125% 2/1/18		10,623,000	12,999,482
6.5% 8/11/17		10,238,000	12,576,810
6.5% 2/9/40		2,564,000	3,460,803
6.75% 2/19/14		540,000	579,075
MHP SA 10.25% 4/29/15 (f)		885,000	904,913
Post Holdings, Inc. 7.375% 2/15/22 (f)		2,005,000	2,150,363
			49,130,016
Personal Products - 0.0%
NBTY, Inc. 9% 10/1/18		2,065,000	2,330,972
Tobacco - 0.5%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,471,986
4.25% 8/9/42		9,573,000	9,486,336
9.7% 11/10/18		7,983,000	11,263,063
Philip Morris International, Inc. 4.875% 5/16/13		9,347,000	9,530,276
Reynolds American, Inc.:
3.25% 11/1/22		7,368,000	7,489,233
4.75% 11/1/42		11,385,000	11,523,146
6.75% 6/15/17		3,719,000	4,541,732
7.25% 6/15/37		5,056,000	6,702,345
			70,008,117
TOTAL CONSUMER STAPLES			189,119,534
ENERGY - 3.8%
Energy Equipment & Services - 0.7%
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)		1,260,000	1,184,400
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
DCP Midstream LLC:
4.75% 9/30/21 (f)		$ 11,333,000	$ 12,118,808
5.35% 3/15/20 (f)		8,816,000	9,756,315
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,636,863
5% 10/1/21		7,366,000	8,373,219
6.5% 4/1/20		738,000	897,641
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)		1,582,000	1,625,505
Exterran Holdings, Inc. 7.25% 12/1/18		3,485,000	3,637,643
FMC Technologies, Inc.:
2% 10/1/17		1,803,000	1,823,066
3.45% 10/1/22		3,267,000	3,345,771
Forbes Energy Services Ltd. 9% 6/15/19		1,590,000	1,415,100
Hornbeck Offshore Services, Inc.:
5.875% 4/1/20		975,000	994,500
8% 9/1/17		1,605,000	1,717,350
Oil States International, Inc. 6.5% 6/1/19		3,180,000	3,378,750
Petroleum Geo-Services ASA 7.375% 12/15/18 (f)		2,245,000	2,357,250
Precision Drilling Corp.:
6.5% 12/15/21		170,000	177,650
6.625% 11/15/20		1,890,000	1,979,775
SESI LLC 7.125% 12/15/21		2,980,000	3,300,350
Transocean, Inc.:
5.05% 12/15/16		7,572,000	8,427,856
6.375% 12/15/21		9,999,000	12,073,373
Weatherford International Ltd.:
4.95% 10/15/13		2,173,000	2,241,426
5.15% 3/15/13		2,840,000	2,870,868
			95,333,479
Oil, Gas & Consumable Fuels - 3.1%
Afren PLC 11.5% 2/1/16 (f)		520,000	600,600
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	562,454
6.375% 9/15/17		19,790,000	23,757,717
Antero Resources Finance Corp.:
6% 12/1/20 (f)		975,000	977,438
7.25% 8/1/19		1,080,000	1,163,700
9.375% 12/1/17		2,915,000	3,199,213
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Apache Corp. 4.75% 4/15/43		$ 9,180,000	$ 10,027,599
Canadian Natural Resources Ltd. 5.15% 2/1/13		5,610,000	5,649,567
Chesapeake Energy Corp.:
6.125% 2/15/21		2,215,000	2,242,688
6.875% 11/15/20		1,195,000	1,260,725
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		676,000	706,420
6.125% 7/15/22		1,240,000	1,314,400
ConocoPhillips:
4.6% 1/15/15		10,000,000	10,843,540
5.75% 2/1/19		2,930,000	3,636,930
CONSOL Energy, Inc. 8% 4/1/17		1,095,000	1,171,650
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19		800,000	816,000
DCP Midstream Operating LP 2.5% 12/1/17		5,924,000	5,916,240
DTEK Finance BV 9.5% 4/28/15 (f)		600,000	599,880
Duke Capital LLC 6.25% 2/15/13		1,000,000	1,010,555
Duke Energy Field Services:
5.375% 10/15/15 (f)		1,524,000	1,630,081
6.45% 11/3/36 (f)		13,741,000	15,963,002
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,356,976
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	14,411,504
Encana Holdings Finance Corp. 5.8% 5/1/14		3,602,000	3,845,304
Enterprise Products Operating LP:
5.6% 10/15/14		483,000	524,610
5.65% 4/1/13		697,000	707,249
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		545,000	562,713
Forest Oil Corp. 7.5% 9/15/20 (f)		2,050,000	2,111,500
Frontier Oil Corp. 6.875% 11/15/18		485,000	516,525
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)		221,000	261,726
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		850,000	1,037,000
7% 5/5/20 (f)		1,385,000	1,717,400
9.125% 7/2/18 (f)		1,605,000	2,116,674
11.75% 1/23/15 (f)		1,115,000	1,338,000
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (f)		1,165,000	1,169,369
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
LINN Energy LLC/LINN Energy Finance Corp.: - continued
6.5% 5/15/19		$ 3,790,000	$ 3,808,950
8.625% 4/15/20		2,685,000	2,933,363
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,960,280
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)		10,834,000	11,373,165
Motiva Enterprises LLC:
5.75% 1/15/20 (f)		4,187,000	5,109,237
6.85% 1/15/40 (f)		5,937,000	8,221,849
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,930,000	1,975,741
Nakilat, Inc. 6.067% 12/31/33 (f)		1,975,000	2,419,375
Nexen, Inc. 5.2% 3/10/15		1,133,000	1,229,450
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (f)		870,000	874,350
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (f)		1,555,000	1,356,738
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		1,526,000	1,789,235
Pan American Energy LLC 7.875% 5/7/21 (f)		2,225,000	1,824,500
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (f)		1,775,000	1,854,875
Peabody Energy Corp. 6.25% 11/15/21		2,575,000	2,690,875
Pemex Project Funding Master Trust:
5.75% 3/1/18		645,000	754,650
6.625% 6/15/35		870,000	1,102,725
Petro-Canada 6.05% 5/15/18		3,850,000	4,697,604
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		10,192,000	10,797,639
5.375% 1/27/21		20,589,000	23,154,184
5.75% 1/20/20		6,930,000	7,916,714
6.875% 1/20/40		570,000	723,159
7.875% 3/15/19		10,517,000	13,186,341
8.375% 12/10/18		775,000	993,008
Petroleos de Venezuela SA:
4.9% 10/28/14		3,990,000	3,776,535
5.375% 4/12/27		985,000	672,263
5.5% 4/12/37		500,000	332,500
8.5% 11/2/17 (f)		8,155,000	7,706,475
9% 11/17/21 (Reg. S)		2,265,000	2,027,175
9.75% 5/17/35 (f)		1,490,000	1,341,000
12.75% 2/17/22 (f)		3,055,000	3,299,400
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos:
4.875% 1/24/22		$ 12,142,000	$ 13,720,460
5.5% 1/21/21		12,069,000	14,120,730
5.5% 6/27/44		13,862,000	15,178,890
6% 3/5/20		1,008,000	1,210,608
6.5% 6/2/41		14,180,000	17,831,350
6.625% (f)(g)		2,900,000	3,110,250
8% 5/3/19		420,000	550,200
Phillips 66:
4.3% 4/1/22 (f)		12,618,000	13,968,858
5.875% 5/1/42 (f)		10,804,000	12,964,281
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,564,520
3.95% 9/15/15		5,869,000	6,341,402
6.125% 1/15/17		6,185,000	7,302,796
Plains Exploration & Production Co. 6.125% 6/15/19		2,250,000	2,289,375
PT Adaro Indonesia 7.625% 10/22/19 (f)		850,000	939,250
PT Pertamina Persero:
4.875% 5/3/22 (f)		845,000	918,938
5.25% 5/23/21 (f)		815,000	904,650
6% 5/3/42 (f)		845,000	952,738
6.5% 5/27/41 (f)		1,000,000	1,185,000
Ras Laffan Liquefied Natural Gas Co. Ltd. III 6.75% 9/30/19 (f)		4,366,000	5,479,330
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)		3,392,000	3,476,800
Samson Investment Co. 9.75% 2/15/20 (f)		2,855,000	3,019,163
Southeast Supply Header LLC 4.85% 8/15/14 (f)		367,000	383,390
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	369,699
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,859,449
4.6% 6/15/21		2,694,000	2,951,188
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (f)		995,000	1,009,925
6.375% 8/1/22 (f)		560,000	607,600
6.875% 2/1/21		685,000	746,650
7.875% 10/15/18		2,205,000	2,408,963
Tesoro Corp.:
4.25% 10/1/17		475,000	486,875
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp.: - continued
5.375% 10/1/22		$ 535,000	$ 556,400
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (f)		160,000	166,400
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)		4,317,000	4,536,865
Western Gas Partners LP 5.375% 6/1/21		14,766,000	16,935,864
Williams Partners LP 4.125% 11/15/20		2,399,000	2,630,067
WPX Energy, Inc.:
5.25% 1/15/17		610,000	643,550
6% 1/15/22		1,130,000	1,203,450
Zhaikmunai International BV 7.125% 11/13/19 (f)		1,145,000	1,179,350
			439,335,578
TOTAL ENERGY			534,669,057
FINANCIALS - 9.9%
Capital Markets - 1.3%
BlackRock, Inc. 4.25% 5/24/21		5,000,000	5,686,200
Goldman Sachs Group, Inc.:
5.25% 7/27/21		17,105,000	19,545,302
5.625% 1/15/17		3,200,000	3,505,891
5.75% 1/24/22		31,529,000	37,397,114
5.95% 1/18/18		4,975,000	5,756,483
6.75% 10/1/37		9,643,000	10,711,203
Lazard Group LLC:
6.85% 6/15/17		4,817,000	5,561,790
7.125% 5/15/15		1,717,000	1,903,794
Merrill Lynch & Co., Inc. 6.11% 1/29/37		4,768,000	5,280,550
Morgan Stanley:
4.75% 4/1/14		5,820,000	6,023,793
4.875% 11/1/22		26,359,000	27,427,067
5.625% 9/23/19		12,714,000	14,330,712
5.75% 1/25/21		19,558,000	22,328,938
6% 4/28/15		1,414,000	1,540,706
6.625% 4/1/18		16,118,000	18,766,332
			185,765,875
Commercial Banks - 1.5%
Access Finance BV 7.25% 7/25/17 (f)		670,000	698,475
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Akbank T.A.S.:
3.875% 10/24/17 (f)		$ 585,000	$ 599,625
5.125% 7/22/15 (f)		890,000	936,725
Banco Santander Mexico SA 4.125% 11/9/22 (f)		610,000	616,100
Bank of America NA 5.3% 3/15/17		3,467,000	3,875,108
BBVA Paraguay SA 9.75% 2/11/16 (f)		995,000	1,087,038
CIT Group, Inc.:
4.25% 8/15/17		1,705,000	1,739,100
4.75% 2/15/15 (f)		2,175,000	2,256,563
5.25% 3/15/18		1,485,000	1,575,956
5.375% 5/15/20		1,425,000	1,531,875
5.5% 2/15/19 (f)		1,270,000	1,352,550
Credit Suisse 6% 2/15/18		18,058,000	20,806,698
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)(h)		500,000	499,350
Development Bank of Philippines 8.375% (g)(i)		1,655,000	1,828,775
Discover Bank:
7% 4/15/20		2,030,000	2,544,964
8.7% 11/18/19		2,958,000	3,917,975
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		420,000	424,200
Fifth Third Bancorp:
4.5% 6/1/18		798,000	882,920
8.25% 3/1/38		4,667,000	6,762,861
Fifth Third Bank 4.75% 2/1/15		1,329,000	1,427,484
Fifth Third Capital Trust IV 6.5% 4/15/67 (i)		6,912,000	6,929,280
Finansbank A/S 5.15% 11/1/17 (f)		595,000	591,281
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		1,000,000	1,022,500
HBOS PLC 6.75% 5/21/18 (f)		6,067,000	6,446,188
HSBK (Europe) BV:
7.25% 5/3/17 (f)		1,235,000	1,330,713
9.25% 10/16/13 (f)		760,000	796,100
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,473,576
JPMorgan Chase Bank 6% 10/1/17		11,313,000	13,395,576
JSC Kazkommertsbank BV 8% 11/3/15 (f)		1,040,000	980,200
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		450,000	429,750
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		405,000	400,545
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
5.45% 3/3/16		$ 3,939,000	$ 4,424,261
5.8% 7/1/14		9,490,000	10,190,988
6.95% 2/1/28		1,977,000	2,393,953
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,863,710
5% 1/17/17		13,700,000	15,248,401
Regions Bank:
6.45% 6/26/37		21,375,000	22,283,438
7.5% 5/15/18		12,505,000	15,006,000
Regions Financial Corp.:
5.75% 6/15/15		2,005,000	2,165,400
7.75% 11/10/14		6,404,000	7,060,410
Royal Bank of Scotland Group PLC 6.125% 12/15/22		12,688,000	13,001,736
RSHB Capital SA 6% 6/3/21 (f)(i)		355,000	367,851
SB Capital SA 5.125% 10/29/22 (f)		640,000	645,568
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		1,535,000	1,270,213
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		530,000	539,964
Turkiye Garanti Bankasi A/S 4% 9/13/17 (f)		565,000	586,188
Turkiye Is Bankasi A/S 6% 10/24/22 (f)		500,000	528,750
UnionBanCal Corp. 5.25% 12/16/13		826,000	860,491
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		2,475,000	2,747,250
Vnesheconombank Via VEB Finance PLC 6.025% 7/5/22 (f)		480,000	536,976
Wachovia Corp.:
5.625% 10/15/16		4,239,000	4,880,789
5.75% 6/15/17		2,933,000	3,485,454
Wells Fargo & Co.:
3.625% 4/15/15		5,893,000	6,275,273
3.676% 6/15/16		4,301,000	4,682,090
			215,205,205
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - 0.8%
Ally Financial, Inc.:
3.125% 1/15/16		$ 2,115,000	$ 2,120,288
3.51% 2/11/14 (i)		2,895,000	2,945,663
4.625% 6/26/15		2,605,000	2,715,713
5.5% 2/15/17		3,545,000	3,775,425
8% 3/15/20		760,000	934,800
Discover Financial Services:
3.85% 11/21/22 (f)		10,130,000	10,200,008
5.2% 4/27/22		12,545,000	14,083,506
6.45% 6/12/17		10,366,000	12,174,276
Ford Motor Credit Co. LLC:
5% 5/15/18		2,390,000	2,620,489
5.875% 8/2/21		1,020,000	1,168,869
12% 5/15/15		2,440,000	2,995,100
General Electric Capital Corp.:
2.25% 11/9/15		314,000	324,614
4.625% 1/7/21		5,706,000	6,469,976
5.625% 9/15/17		5,858,000	6,912,194
5.625% 5/1/18		25,000,000	29,779,075
GMAC LLC 8% 11/1/31		2,180,000	2,757,700
Hyundai Capital America:
1.625% 10/2/15 (f)		4,565,000	4,596,613
2.125% 10/2/17 (f)		5,048,000	5,109,868
			111,684,177
Diversified Financial Services - 2.1%
Aquarius Investments Luxemburg 8.25% 2/18/16		1,025,000	1,112,125
Bank of America Corp.:
3.875% 3/22/17		3,134,000	3,407,385
5.65% 5/1/18		8,780,000	10,171,024
5.75% 12/1/17		21,955,000	25,384,722
6.5% 8/1/16		9,000,000	10,452,312
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,525,000	1,513,563
BP Capital Markets PLC:
3.625% 5/8/14		418,000	435,913
4.742% 3/11/21		8,800,000	10,325,207
Capital One Capital V 10.25% 8/15/39		12,196,000	12,256,980
CIT Group, Inc. 6.625% 4/1/18 (f)		1,215,000	1,360,800
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
3.953% 6/15/16		$ 11,847,000	$ 12,762,193
4.75% 5/19/15		25,881,000	27,963,877
5.875% 1/30/42		10,423,000	12,965,910
6.125% 5/15/18		3,779,000	4,521,509
6.5% 8/19/13		13,174,000	13,695,493
CNH Capital LLC 3.875% 11/1/15 (f)		850,000	873,375
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		3,015,000	3,324,038
Fibria Overseas Finance Ltd. 7.5% 5/4/20 (f)		550,000	606,375
General Motors Financial Co., Inc.:
4.75% 8/15/17 (f)		1,775,000	1,846,000
6.75% 6/1/18		1,500,000	1,680,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		1,220,000	1,271,850
8% 1/15/18		4,665,000	4,956,563
ILFC E-Capital Trust II 6.25% 12/21/65 (f)(i)		1,250,000	1,012,500
Indo Energy Finance BV 7% 5/7/18 (f)		1,000,000	1,040,000
JPMorgan Chase & Co.:
2% 8/15/17		11,000,000	11,204,138
3.25% 9/23/22		14,050,000	14,519,916
4.35% 8/15/21		13,339,000	14,939,573
4.5% 1/24/22		22,046,000	24,922,827
4.95% 3/25/20		17,148,000	19,830,204
Magnesita Finance Ltd. 8.625% (f)(g)		650,000	672,750
NSG Holdings II, LLC 7.75% 12/15/25 (f)		8,295,000	8,502,375
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (f)		10,210,000	10,361,016
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,752,605
5.15% 3/15/20		3,761,000	4,415,918
TMK Capital SA 7.75% 1/27/18		1,450,000	1,486,250
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (f)		3,190,000	3,221,900
UPCB Finance III Ltd. 6.625% 7/1/20 (f)		3,305,000	3,536,350
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (f)		360,000	394,200
6.8% 11/22/25 (f)		605,000	714,626
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Vnesheconombank Via VEB Finance PLC: - continued
6.902% 7/9/20 (f)		$ 715,000	$ 840,125
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		885,000	969,075
			288,223,562
Insurance - 1.6%
Allstate Corp. 6.2% 5/16/14		6,893,000	7,435,824
American International Group, Inc. 4.875% 9/15/16		7,990,000	8,942,871
Aon Corp.:
3.125% 5/27/16		11,274,000	11,931,860
3.5% 9/30/15		4,451,000	4,702,878
5% 9/30/20		3,854,000	4,446,753
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	598,034
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(i)		1,859,000	1,905,475
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		12,729,000	14,480,714
5.375% 3/15/17		194,000	220,727
6.625% 4/15/42		4,716,000	5,902,470
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)		12,644,000	13,720,788
6.5% 3/15/35 (f)		1,741,000	1,902,735
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	8,074,815
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)		7,139,000	8,398,470
MetLife, Inc.:
1.756% 12/15/17 (e)		6,082,000	6,181,118
3.048% 12/15/22		12,433,000	12,717,119
4.75% 2/8/21		4,032,000	4,687,220
5% 6/15/15		1,163,000	1,284,556
6.75% 6/1/16		7,610,000	9,089,848
Monumental Global Funding III 5.5% 4/22/13 (f)		2,746,000	2,797,603
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)		6,155,000	8,063,198
Pacific Life Insurance Co. 9.25% 6/15/39 (f)		7,041,000	9,993,833
Pacific LifeCorp 6% 2/10/20 (f)		9,782,000	11,014,072
Prudential Financial, Inc.:
4.5% 11/16/21		6,390,000	7,144,608
5.15% 1/15/13		2,966,000	2,981,732
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
5.8% 11/16/41		$ 8,381,000	$ 9,825,155
6.2% 11/15/40		4,318,000	5,262,532
7.375% 6/15/19		3,230,000	4,124,600
Symetra Financial Corp. 6.125% 4/1/16 (f)		6,375,000	6,935,261
Unum Group:
5.625% 9/15/20		8,386,000	9,610,633
5.75% 8/15/42		13,545,000	14,656,015
7.125% 9/30/16		587,000	694,267
			219,727,784
Real Estate Investment Trusts - 1.1%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22		4,025,000	4,328,972
AvalonBay Communities, Inc. 4.95% 3/15/13		367,000	370,954
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	15,489,188
BRE Properties, Inc. 5.5% 3/15/17		661,000	753,687
Camden Property Trust 5.375% 12/15/13		4,073,000	4,244,852
DDR Corp. 4.625% 7/15/22		8,808,000	9,581,342
Developers Diversified Realty Corp.:
4.75% 4/15/18		11,273,000	12,473,484
7.5% 4/1/17		5,574,000	6,706,771
7.875% 9/1/20		323,000	416,377
Duke Realty LP:
3.875% 10/15/22		10,326,000	10,541,091
4.375% 6/15/22		7,323,000	7,757,964
4.625% 5/15/13		1,106,000	1,124,726
5.4% 8/15/14		6,199,000	6,605,413
5.95% 2/15/17		1,109,000	1,269,545
6.25% 5/15/13		14,709,000	15,053,808
6.5% 1/15/18		3,795,000	4,457,641
6.75% 3/15/20		10,379,000	12,554,200
8.25% 8/15/19		75,000	96,009
Equity One, Inc.:
3.75% 11/15/22		18,100,000	18,075,239
5.375% 10/15/15		1,403,000	1,537,121
6% 9/15/17		890,000	1,024,745
6.25% 1/15/17		494,000	564,727
Federal Realty Investment Trust:
5.4% 12/1/13		441,000	460,592
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust: - continued
5.9% 4/1/20		$ 2,504,000	$ 2,984,232
6.2% 1/15/17		620,000	723,385
Health Care REIT, Inc. 2.25% 3/15/18		3,912,000	3,910,244
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	686,074
HMB Capital Trust V 3.9888% 12/15/36 (c)(f)(i)		270,000	0
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,544,323
6.25% 6/15/17		1,232,000	1,352,992
6.65% 1/15/18		867,000	978,273
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		1,760,000	1,918,400
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		290,000	310,300
6.75% 10/15/22		1,690,000	1,854,775
Senior Housing Properties Trust 6.75% 4/15/20		250,000	286,482
UDR, Inc. 5.5% 4/1/14		5,222,000	5,508,489
Washington (REIT) 5.25% 1/15/14		322,000	334,705
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,731,028
			161,612,150
Real Estate Management & Development - 1.5%
AMB Property LP 5.9% 8/15/13		2,580,000	2,654,033
BioMed Realty LP:
3.85% 4/15/16		11,000,000	11,673,596
4.25% 7/15/22		5,809,000	6,122,849
6.125% 4/15/20		3,429,000	4,028,917
Brandywine Operating Partnership LP:
4.95% 4/15/18		4,992,000	5,455,577
5.7% 5/1/17		7,049,000	7,919,129
7.5% 5/15/15		606,000	682,792
CB Richard Ellis Services, Inc. 6.625% 10/15/20		1,175,000	1,270,528
Colonial Realty LP 6.05% 9/1/16		2,000,000	2,243,626
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,339,084
5.25% 3/15/21		5,708,000	6,369,774
ERP Operating LP:
4.625% 12/15/21		17,159,000	19,345,211
4.75% 7/15/20		7,700,000	8,685,777
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP: - continued
5.25% 9/15/14		$ 1,310,000	$ 1,404,223
5.375% 8/1/16		2,768,000	3,141,957
5.75% 6/15/17		14,407,000	17,072,007
Forest City Enterprises, Inc.:
6.5% 2/1/17		450,000	438,750
7.625% 6/1/15		260,000	260,650
Host Hotels & Resorts LP:
4.75% 3/1/23		945,000	1,004,063
5.875% 6/15/19		2,150,000	2,354,250
6% 11/1/20		105,000	115,500
Liberty Property LP:
4.125% 6/15/22		6,280,000	6,631,630
4.75% 10/1/20		11,282,000	12,317,981
5.125% 3/2/15		1,405,000	1,517,822
5.5% 12/15/16		1,891,000	2,157,067
6.625% 10/1/17		4,835,000	5,818,918
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,240,856
4.5% 4/18/22		4,072,000	4,345,007
7.75% 8/15/19		700,000	875,369
Post Apartment Homes LP:
3.375% 12/1/22		2,570,000	2,595,315
6.3% 6/1/13		3,812,000	3,920,779
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)		2,806,000	2,960,122
5.5% 1/15/14 (f)		867,000	894,103
5.7% 4/15/17 (f)		2,115,000	2,305,333
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	4,024,359
Regency Centers LP:
4.95% 4/15/14		611,000	640,982
5.25% 8/1/15		2,133,000	2,333,178
5.875% 6/15/17		1,089,000	1,267,819
Simon Property Group LP:
2.8% 1/30/17		2,603,000	2,765,445
4.125% 12/1/21		7,287,000	8,198,764
4.2% 2/1/15		3,659,000	3,888,492
Tanger Properties LP:
6.125% 6/1/20		14,318,000	17,123,025
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP: - continued
6.15% 11/15/15		$ 1,777,000	$ 2,023,832
Ventas Realty LP 4.25% 3/1/22		300,000	320,420
			205,748,911
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20		107,971	61,543
TOTAL FINANCIALS			1,388,029,207
HEALTH CARE - 1.5%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41		12,000,000	13,655,928
Celgene Corp. 2.45% 10/15/15		613,000	637,228
			14,293,156
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		435,000	456,750
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18		925,000	862,563
8.75% 3/15/18 (f)		85,000	92,650
9.875% 4/15/18 (f)		365,000	365,913
			1,777,876
Health Care Providers & Services - 0.9%
Aetna, Inc.:
1.5% 11/15/17		1,703,000	1,717,545
2.75% 11/15/22		6,873,000	6,898,643
4.125% 11/15/42		3,837,000	3,844,026
Aristotle Holding, Inc. 4.75% 11/15/21 (f)		22,009,000	25,166,477
CDRT Holding Corp. 9.25% 10/1/17 pay-in-kind (f)		2,025,000	1,999,688
Community Health Systems, Inc. 5.125% 8/15/18		785,000	826,213
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	2,043,531
6.3% 8/15/14		3,618,000	3,921,391
DaVita, Inc. 5.75% 8/15/22		2,280,000	2,382,600
Emergency Medical Services Corp. 8.125% 6/1/19		4,610,000	4,921,175
Express Scripts, Inc.:
3.125% 5/15/16		10,525,000	11,134,113
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc.: - continued
6.25% 6/15/14		$ 2,629,000	$ 2,841,928
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (f)		2,975,000	3,153,500
HCA, Inc. 4.75% 5/1/23		1,655,000	1,667,413
HealthSouth Corp.:
5.75% 11/1/24		1,145,000	1,150,725
7.25% 10/1/18		2,970,000	3,200,175
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,228,140
4.125% 9/15/20		7,486,000	8,215,286
Rural/Metro Corp. 10.125% 7/15/19 (f)		740,000	691,900
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		2,580,000	2,747,700
UnitedHealth Group, Inc.:
2.75% 2/15/23		2,398,000	2,432,342
3.95% 10/15/42		3,284,000	3,253,173
WellPoint, Inc.:
3.3% 1/15/23		14,208,000	14,604,972
4.65% 1/15/43		15,226,000	15,946,510
			125,989,166
Pharmaceuticals - 0.5%
AbbVie, Inc.:
1.75% 11/6/17 (f)		13,509,000	13,695,559
2.9% 11/6/22 (f)		13,855,000	14,135,799
4.4% 11/6/42 (f)		13,532,000	14,314,718
Mylan, Inc. 6% 11/15/18 (f)		3,030,000	3,340,575
Valeant Pharmaceuticals International:
6.375% 10/15/20 (f)		1,175,000	1,248,438
6.5% 7/15/16 (f)		3,820,000	4,030,100
6.875% 12/1/18 (f)		3,440,000	3,719,500
VPI Escrow Corp. 6.375% 10/15/20 (f)		1,760,000	1,870,000
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17		4,757,000	4,844,553
3.25% 10/1/22		7,102,000	7,298,853
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc.: - continued
4.625% 10/1/42		$ 4,284,000	$ 4,511,609
5% 8/15/14		720,000	769,268
			73,778,972
TOTAL HEALTH CARE			215,839,170
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)		572,000	602,251
6.375% 6/1/19 (f)		8,071,000	9,710,599
TransDigm, Inc. 5.5% 10/15/20 (f)		2,800,000	2,863,000
United Technologies Corp. 4.5% 6/1/42		13,132,000	14,895,496
			28,071,346
Airlines - 0.2%
Air Canada 12% 2/1/16 (f)		1,260,000	1,285,200
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		323,535	352,653
4% 4/29/26		6,393,000	6,736,624
6.648% 3/15/19		2,794,815	2,976,478
6.75% 9/15/15 (f)		2,655,000	2,774,475
6.9% 7/2/19		847,481	915,279
Continental Airlines, Inc. 9.25% 5/10/17		2,218,824	2,424,066
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16		1,515,000	1,575,600
6.75% 11/23/15		1,515,000	1,556,663
8.954% 8/10/14		1,740,005	1,811,693
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		603,107	651,355
U.S. Airways pass-thru certificates Series 2012-2 Class A, 4.625% 12/3/26 (h)		340,000	347,650
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,617,150	1,685,879
8.36% 1/20/19		1,337,073	1,464,095
United Air Lines, Inc. 9.875% 8/1/13 (f)		629,000	635,290
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		$ 767,799	$ 756,282
12% 1/15/16 (f)		599,661	662,626
			28,611,908
Building Products - 0.1%
Building Materials Corp. of America:
6.75% 5/1/21 (f)		2,030,000	2,222,850
6.875% 8/15/18 (f)		3,715,000	3,993,625
HD Supply, Inc.:
8.125% 4/15/19 (f)		3,460,000	3,875,200
11% 4/15/20 (f)		955,000	1,103,025
Masco Corp. 5.95% 3/15/22		740,000	820,831
Nortek, Inc. 8.5% 4/15/21 (f)		525,000	561,750
USG Corp. 7.875% 3/30/20 (f)		675,000	747,563
			13,324,844
Commercial Services & Supplies - 0.1%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (f)		1,335,000	1,385,063
APX Group, Inc.:
6.375% 12/1/19 (f)		2,090,000	2,056,142
8.75% 12/1/20 (f)		1,060,000	1,017,600
Clean Harbors, Inc.:
5.125% 6/1/21 (f)		430,000	439,675
5.25% 8/1/20		555,000	570,263
Covanta Holding Corp. 7.25% 12/1/20		4,950,000	5,453,425
Tervita Corp. 9.75% 11/1/19 (f)		715,000	709,638
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (f)		2,855,000	2,712,250
			14,344,056
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (f)		1,850,000	1,970,250
Odebrecht Finance Ltd. 7.5% (f)(g)		2,305,000	2,477,875
			4,448,125
Electrical Equipment - 0.0%
GrafTech International Ltd. 6.375% 11/15/20 (f)		630,000	650,475
Instituto Costarricense de Electricidad 6.95% 11/10/21 (f)		600,000	678,000
			1,328,475
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - 0.3%
General Electric Co.:
4.125% 10/9/42		$ 11,115,000	$ 11,565,313
5.25% 12/6/17		17,730,000	20,971,789
GRUP KUO, S.A.B. de C.V. 6.25% 12/15/22 (f)		335,000	342,538
			32,879,640
Marine - 0.0%
Navios Maritime Holdings, Inc. 8.875% 11/1/17		1,545,000	1,575,900
Professional Services - 0.0%
FTI Consulting, Inc.:
6% 11/15/22 (f)		875,000	890,313
6.75% 10/1/20		2,835,000	3,005,100
			3,895,413
Road & Rail - 0.1%
Hertz Corp.:
6.75% 4/15/19		2,955,000	3,191,400
7.5% 10/15/18		4,330,000	4,741,350
JSC Georgian Railway 7.75% 7/11/22 (f)		650,000	732,875
			8,665,625
Trading Companies & Distributors - 0.1%
Aircastle Ltd.:
6.25% 12/1/19 (f)		830,000	842,450
6.75% 4/15/17		1,410,000	1,491,075
9.75% 8/1/18		840,000	951,300
International Lease Finance Corp.:
5.75% 5/15/16		1,330,000	1,396,234
5.875% 8/15/22		1,575,000	1,610,438
6.25% 5/15/19		1,640,000	1,734,300
8.625% 9/15/15		1,035,000	1,148,850
8.75% 3/15/17		3,700,000	4,227,250
8.875% 9/1/17		1,665,000	1,931,400
			15,333,297
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		1,131,810	962,039
TOTAL INDUSTRIALS			153,440,668
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.1%
Jabil Circuit, Inc. 4.7% 9/15/22		$ 770,000	$ 771,925
Sanmina-SCI Corp. 7% 5/15/19 (f)		4,125,000	4,135,313
Tyco Electronics Group SA:
5.95% 1/15/14		3,835,000	4,055,210
6.55% 10/1/17		1,383,000	1,656,206
			10,618,654
Internet Software & Services - 0.0%
Cyrusone LP/Cyrusone Finance Corp. 6.375% 11/15/22 (f)		510,000	528,488
IT Services - 0.1%
Alliance Data Systems Corp. 5.25% 12/1/17 (f)		2,205,000	2,227,050
First Data Corp.:
6.75% 11/1/20 (f)		2,685,000	2,698,425
8.25% 1/15/21 (f)		760,000	758,100
SunGard Data Systems, Inc. 7.375% 11/15/18		1,095,000	1,168,913
			6,852,488
Office Electronics - 0.0%
Xerox Corp. 4.25% 2/15/15		368,000	387,111
Semiconductors & Semiconductor Equipment - 0.0%
Spansion LLC 7.875% 11/15/17		3,465,000	3,482,325
Viasystems, Inc. 7.875% 5/1/19 (f)		1,520,000	1,478,200
			4,960,525
Software - 0.0%
Nuance Communications, Inc. 5.375% 8/15/20 (f)		1,550,000	1,612,000
TOTAL INFORMATION TECHNOLOGY			24,959,266
MATERIALS - 1.0%
Chemicals - 0.4%
Braskem America Finance Co. 7.125% 7/22/41 (f)		535,000	565,763
Celanese U.S. Holdings LLC:
4.625% 11/15/22		755,000	781,425
6.625% 10/15/18		1,935,000	2,113,988
INEOS Finance PLC 8.375% 2/15/19 (f)		1,265,000	1,348,806
Kinove German Bondco GmbH 9.625% 6/15/18 (f)		1,050,000	1,136,625
LyondellBasell Industries NV:
5% 4/15/19		3,170,000	3,522,663
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
LyondellBasell Industries NV: - continued
5.75% 4/15/24		$ 1,480,000	$ 1,776,000
6% 11/15/21		700,000	841,050
Rockwood Specialties Group, Inc. 4.625% 10/15/20		1,425,000	1,460,625
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,849,040
4.25% 11/15/20		5,898,000	6,518,340
4.375% 11/15/42		4,972,000	4,891,096
7.6% 5/15/14		16,974,000	18,602,299
			55,407,720
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16		2,286,000	2,572,260
Headwaters, Inc. 7.625% 4/1/19		2,695,000	2,823,013
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		790,000	857,150
Texas Industries, Inc. 9.25% 8/15/20		1,605,000	1,717,350
			7,969,773
Containers & Packaging - 0.0%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (f)		2,700,000	2,943,000
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 7.375% 10/15/17 (f)		200,000	218,000
Sappi Papier Holding GmbH 7.75% 7/15/17 (f)		425,000	454,750
Sealed Air Corp.:
6.5% 12/1/20 (f)		615,000	636,525
8.125% 9/15/19 (f)		2,390,000	2,652,900
			6,905,175
Metals & Mining - 0.5%
Alrosa Finance SA 7.75% 11/3/20 (f)		700,000	795,340
Anglo American Capital PLC 9.375% 4/8/14 (f)		6,817,000	7,532,103
AngloGold Ashanti Holdings PLC 5.125% 8/1/22		950,000	940,500
Boart Longyear Management Pty Ltd. 7% 4/1/21 (f)		810,000	801,900
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (f)		11,456,000	12,424,032
Essar Steel Algoma, Inc. 9.375% 3/15/15 (f)		1,990,000	1,800,950
EVRAZ Group SA:
8.25% 11/10/15 (f)		1,905,000	2,093,119
9.5% 4/24/18 (Reg. S)		750,000	837,015
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (f)		1,710,000	1,722,825
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
FMG Resources (August 2006) Pty Ltd.: - continued
7% 11/1/15 (f)		$ 5,485,000	$ 5,594,700
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		3,010,000	3,100,300
Metinvest BV 10.25% 5/20/15 (f)		735,000	746,025
Mongolian Mining Corp. 8.875% 3/29/17 (f)		975,000	1,021,313
New Gold, Inc. 6.25% 11/15/22 (f)		715,000	732,875
Severstal Columbus LLC 10.25% 2/15/18		4,610,000	4,782,875
Southern Copper Corp. 6.75% 4/16/40		920,000	1,083,097
Steel Dynamics, Inc.:
6.125% 8/15/19 (f)		1,850,000	1,933,250
7.625% 3/15/20		1,290,000	1,412,550
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	12,700,548
6.25% 1/23/17		5,581,000	6,443,387
Vale SA 5.625% 9/11/42		675,000	728,907
Votorantim Cimentos SA 7.25% 4/5/41 (f)		740,000	815,850
			70,043,461
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		1,365,000	218,400
TOTAL MATERIALS			140,544,529
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.0%
Alestra SA de RL de CV 11.75% 8/11/14		1,735,000	1,951,875
AT&T, Inc.:
5.35% 9/1/40		4,006,000	4,651,791
5.55% 8/15/41		35,646,000	42,656,142
6.3% 1/15/38		16,665,000	21,345,715
BellSouth Capital Funding Corp. 7.875% 2/15/30		742,000	990,813
CenturyLink, Inc.:
6.15% 9/15/19		4,793,000	5,289,627
6.45% 6/15/21		6,497,000	7,136,883
Embarq Corp.:
7.082% 6/1/16		1,758,000	2,063,600
7.995% 6/1/36		4,717,000	5,136,610
Intelsat Luxembourg SA:
11.25% 2/4/17		4,215,000	4,467,900
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Intelsat Luxembourg SA: - continued
11.5% 2/4/17 pay-in-kind (i)		$ 11,258,205	$ 11,947,770
Sprint Capital Corp. 6.875% 11/15/28		695,000	715,850
Telefonica Emisiones S.A.U. 5.462% 2/16/21		4,996,000	5,070,940
TW Telecom Holdings, Inc. 5.375% 10/1/22 (f)		1,390,000	1,431,700
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	7,431,168
6.25% 4/1/37		2,348,000	3,088,066
6.9% 4/15/38		6,295,000	8,951,150
Virgin Media Finance PLC 4.875% 2/15/22		770,000	787,325
			135,114,925
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de C.V.:
2.375% 9/8/16		15,982,000	16,695,165
3.125% 7/16/22		9,218,000	9,456,267
3.625% 3/30/15		731,000	778,462
Crown Castle International Corp. 5.25% 1/15/23 (f)		2,575,000	2,690,875
Digicel Group Ltd.:
8.25% 9/1/17 (f)		3,400,000	3,621,000
8.25% 9/30/20 (f)		2,770,000	2,943,125
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.15% 3/15/42		1,287,000	1,289,997
5.875% 10/1/19		5,944,000	7,061,103
6.35% 3/15/40		3,541,000	4,037,916
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (f)		1,660,000	1,660,000
7.25% 4/1/19		1,690,000	1,804,075
7.5% 4/1/21		1,420,000	1,522,950
MTS International Funding Ltd. 8.625% 6/22/20 (f)		2,305,000	2,846,675
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		2,520,000	2,538,900
SBA Communications Corp. 5.625% 10/1/19 (f)		2,855,000	2,940,650
Sprint Nextel Corp.:
6% 12/1/16		2,150,000	2,332,750
6% 11/15/22		2,790,000	2,807,577
7% 3/1/20 (f)		1,495,000	1,730,463
7% 8/15/20		2,305,000	2,483,638
9% 11/15/18 (f)		1,050,000	1,294,125
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		$ 1,745,000	$ 1,844,291
Telesat Canada/Telesat LLC 6% 5/15/17 (f)		3,465,000	3,620,925
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		1,000,000	1,090,000
VimpelCom Holdings BV 7.5043% 3/1/22 (f)		510,000	557,175
Vodafone Group PLC 5% 12/16/13		2,864,000	2,993,083
			82,641,187
TOTAL TELECOMMUNICATION SERVICES			217,756,112
UTILITIES - 2.6%
Electric Utilities - 1.1%
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,761,048
AmerenUE 6.4% 6/15/17		2,491,000	3,065,367
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,226,033
2.95% 12/15/22		4,935,000	4,953,728
Cleveland Electric Illuminating Co. 5.65% 12/15/13		1,016,000	1,063,583
Comision Federal de Electricid 5.75% 2/14/42 (f)		200,000	227,500
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,761,671
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)		7,207,000	8,644,314
6.4% 9/15/20 (f)		16,661,000	20,299,096
Edison International 3.75% 9/15/17		6,674,000	7,280,553
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		1,135,000	522,100
Enel Finance International SA 5.7% 1/15/13 (f)		206,000	207,236
FirstEnergy Corp. 7.375% 11/15/31		15,004,000	19,654,760
FirstEnergy Solutions Corp.:
4.8% 2/15/15		2,432,000	2,619,699
6.05% 8/15/21		9,801,000	11,173,963
Hrvatska Elektroprivreda 6% 11/9/17 (f)		350,000	370,125
InterGen NV 9% 6/30/17 (f)		4,570,000	4,227,250
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,496,019
3.75% 11/15/20		1,450,000	1,509,048
Majapahit Holding BV:
7.75% 1/20/20 (f)		750,000	941,250
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Majapahit Holding BV: - continued
8% 8/7/19 (f)		$ 485,000	$ 609,888
Mirant Americas Generation LLC:
8.5% 10/1/21		3,095,000	3,412,238
9.125% 5/1/31		1,525,000	1,608,875
Nevada Power Co.:
6.5% 5/15/18		790,000	986,008
6.5% 8/1/18		388,000	487,818
NV Energy, Inc. 6.25% 11/15/20		2,245,000	2,601,389
Otter Tail Corp. 9% 12/15/16		2,410,000	2,795,600
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	899,117
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,306,717
Progress Energy, Inc.:
4.4% 1/15/21		12,059,000	13,528,136
6% 12/1/39		7,150,000	8,772,414
Sierra Pacific Power Co. 5.45% 9/1/13		1,945,000	2,014,009
			151,026,552
Gas Utilities - 0.1%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,090,000	1,239,875
Southern Natural Gas Co. 5.9% 4/1/17 (f)		442,000	521,907
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	4,084,162
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.5% 10/1/18 (f)		1,574,000	1,684,180
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		3,625,000	2,845,625
			10,375,749
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp. 9% 11/15/18		3,625,000	3,779,063
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16		2,775,000	2,906,813
7.25% 10/15/21		1,400,000	1,477,000
GenOn Energy, Inc.:
9.5% 10/15/18		3,490,000	4,039,675
9.875% 10/15/20		2,590,000	2,933,175
Kinder Morgan Finance Co. LLC 6% 1/15/18 (f)		3,030,000	3,287,550
Listrindo Capital BV 6.95% 2/21/19 (f)		600,000	666,900
NRG Energy, Inc. 6.625% 3/15/23 (f)		3,515,000	3,638,025
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		$ 750,000	$ 1,055,625
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	8,336,289
PSEG Power LLC 2.75% 9/15/16		2,786,000	2,902,126
RRI Energy, Inc. 7.625% 6/15/14		6,000,000	6,405,000
The AES Corp.:
7.75% 10/15/15		1,035,000	1,159,200
8% 10/15/17		4,575,000	5,238,375
			47,824,816
Multi-Utilities - 1.1%
CMS Energy Corp. 5.05% 3/15/22		17,417,000	19,325,921
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		3,771,000	4,884,527
Dominion Resources, Inc.:
2.6623% 9/30/66 (i)		22,252,000	20,905,309
7.5% 6/30/66 (i)		10,345,000	11,482,950
MidAmerican Energy Holdings, Co. 6.5% 9/15/37		7,097,000	9,589,843
National Grid PLC 6.3% 8/1/16		1,589,000	1,849,539
NiSource Finance Corp.:
4.45% 12/1/21		4,928,000	5,487,491
5.25% 9/15/17		843,000	970,627
5.25% 2/15/43		12,739,000	13,630,857
5.4% 7/15/14		1,680,000	1,796,987
5.45% 9/15/20		854,000	1,013,379
5.8% 2/1/42		6,336,000	7,204,336
5.95% 6/15/41		11,832,000	13,806,761
6.4% 3/15/18		1,654,000	1,995,731
6.8% 1/15/19		6,774,000	8,257,912
Puget Energy, Inc.:
5.625% 7/15/22 (f)		600,000	641,346
6% 9/1/21		2,464,000	2,764,362
6.5% 12/15/20		1,275,000	1,450,721
Sempra Energy:
2.3% 4/1/17		14,116,000	14,732,770
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
2.875% 10/1/22		$ 5,760,000	$ 5,793,754
Wisconsin Energy Corp. 6.25% 5/15/67 (i)		3,860,000	4,168,800
			151,753,923
TOTAL UTILITIES			360,981,040
TOTAL NONCONVERTIBLE BONDS			3,581,980,592
TOTAL CORPORATE BONDS (Cost $3,226,576,288)			3,584,554,592
U.S. Government and Government Agency Obligations - 29.2%

U.S. Treasury Inflation Protected Obligations - 1.3%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40		75,479,545	112,681,965
2.125% 2/15/41		21,931,657	32,972,764
2.5% 1/15/29		21,553,200	31,132,188
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			176,786,917
U.S. Treasury Obligations - 27.9%
U.S. Treasury Bonds:
2.75% 8/15/42		241,841,000	239,233,712
2.75% 11/15/42		65,929,000	65,135,808
3% 5/15/42		106,335,000	110,887,414
U.S. Treasury Notes:
0.25% 9/15/14		8,937,000	8,936,303
0.25% 8/15/15		227,529,000	227,155,625
0.5% 7/31/17		170,710,000	170,163,216
0.75% 10/31/17		115,361,000	116,154,107
0.875% 11/30/16		1,503,000	1,527,893
0.875% 4/30/17		203,188,000	206,251,669
0.875% 7/31/19		5,000	4,969
1% 9/30/19		115,033,000	115,006,082
1% 11/30/19		759,053,000	756,977,708
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.25% 10/31/19		$ 106,159,000	$ 107,784,507
1.375% 11/30/15		88,617,000	91,330,896
1.625% 8/15/22		193,531,000	194,362,603
1.75% 5/31/16		263,340,000	275,684,063
1.75% 5/15/22		84,166,000	85,796,716
2.375% 2/28/15		499,922,000	523,238,862
2.625% 7/31/14		316,140,000	328,588,013
2.625% 12/31/14		273,340,000	286,729,287
TOTAL U.S. TREASURY OBLIGATIONS			3,910,949,453
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,983,473,801)			4,087,736,370
U.S. Government Agency - Mortgage Securities - 6.9%

Fannie Mae - 3.6%
2.084% 10/1/33 (i)		650,120	676,354
2.5% 12/1/27 (h)		10,000,000	10,458,525
2.5% 12/1/27 (h)		18,000,000	18,825,345
2.559% 6/1/36 (i)		138,714	148,742
2.743% 2/1/36 (i)		704,571	757,633
2.82% 12/1/35 (i)		527,332	567,047
2.944% 7/1/37 (i)		357,188	384,088
3% 10/1/26 to 7/1/27		10,733,908	11,339,118
3% 12/1/27 (h)		1,300,000	1,370,484
3.5% 1/1/41 to 11/1/42		46,829,069	50,392,292
3.5% 12/1/42 (h)		9,500,000	10,136,797
3.5% 12/1/42 (h)		12,900,000	13,764,704
3.5% 12/1/42 (h)		4,100,000	4,374,828
3.5% 12/1/42 (h)		4,100,000	4,374,828
3.5% 1/1/43 (h)		8,800,000	9,370,625
3.5% 1/1/43 (h)		9,500,000	10,116,015
4% 9/1/26 to 4/1/42		79,782,622	86,118,618
4% 9/1/41		162,798	175,795
4% 12/1/42 (h)		8,600,000	9,213,713
4% 12/1/42 (h)		8,600,000	9,213,713
4% 12/1/42 (h)		1,300,000	1,392,771
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
4% 1/1/43 (h)		$ 8,600,000	$ 9,206,995
4% 1/1/43 (h)		1,300,000	1,391,755
4.5% 1/1/22 to 10/1/41		47,187,732	51,109,848
5% 10/1/21 to 4/1/40		15,918,009	17,364,077
5% 12/1/42 (h)		3,900,000	4,226,015
5% 12/1/42 (h)		600,000	650,156
5% 12/1/42 (h)		6,600,000	7,151,718
5% 12/1/42 (h)		6,600,000	7,151,718
5.5% 3/1/18 to 3/1/39		58,302,053	63,826,785
5.5% 12/1/42 (h)		20,000,000	21,737,764
6% 4/1/21 to 1/1/42		48,019,142	53,043,254
6% 12/1/42 (h)		5,000,000	5,481,287
6.5% 7/1/32 to 8/1/36		12,630,740	14,538,753
TOTAL FANNIE MAE			510,052,160
Freddie Mac - 1.5%
3.454% 10/1/35 (i)		204,393	219,786
3.5% 4/1/32 to 10/1/42		35,418,696	37,999,698
3.5% 12/1/42 (h)		3,100,000	3,296,595
3.5% 12/1/42 (h)		4,100,000	4,360,013
3.5% 12/1/42 (h)		4,100,000	4,360,013
4% 12/1/40 to 5/1/42		20,843,036	22,780,614
4% 9/1/41		1,634,689	1,774,331
4.5% 7/1/25 to 10/1/41		46,227,860	49,971,620
4.5% 12/1/42 (h)		18,000,000	19,263,046
5% 1/1/35 to 8/1/40		27,636,817	30,101,220
5.5% 11/1/17 to 1/1/40		23,039,811	25,040,034
6% 7/1/37 to 8/1/37		3,429,416	3,745,521
TOTAL FREDDIE MAC			202,912,491
Ginnie Mae - 1.8%
3% 12/1/42 (h)		35,400,000	37,761,863
3.5% 4/15/42 to 6/15/42		2,153,002	2,358,745
4% 1/15/25 to 12/15/41		74,785,445	82,004,249
4.5% 11/20/33 to 4/15/41		55,641,258	61,175,461
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Ginnie Mae - continued
5% 3/15/39 to 9/15/41		$ 55,011,810	$ 60,454,036
6% 9/20/38		3,557,953	3,971,313
TOTAL GINNIE MAE			247,725,667
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $945,217,847)			960,690,318
Asset-Backed Securities - 0.7%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6775% 4/25/35 (i)		865,088	759,957
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8575% 3/25/34 (i)		410,817	390,445
Series 2005-HE2 Class M2, 0.8825% 4/25/35 (i)		60,280	59,309
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (i)		642,000	6,420
Series 2007-D1 Class D, 1.5863% 1/22/13 (f)(i)		2,590,000	38,850
Airspeed Ltd. Series 2007-1A Class C1, 2.708% 6/15/32 (f)(i)		4,085,886	2,247,237
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16		8,870,000	9,028,640
Series 2011-3 Class A2, 1.81% 5/15/16		8,490,000	8,624,651
Series 2012-1 Class A2, 1.44% 2/15/17		18,800,000	19,047,540
Series 2012-3 Class A2, 1.21% 6/15/17		12,650,000	12,714,214
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9075% 12/25/33 (i)		74,572	65,443
Series 2004-R2 Class M3, 0.7575% 4/25/34 (i)		109,047	47,858
Series 2005-R2 Class M1, 0.6575% 4/25/35 (i)		2,064,696	1,984,887
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (f)		75,345	75,345
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5675% 3/23/19 (f)(i)		144,975	142,075
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9875% 3/25/34 (i)		47,932	40,005
Series 2004-W11 Class M2, 0.9075% 11/25/34 (i)		561,149	478,286
Series 2004-W7 Class M1, 0.7575% 5/25/34 (i)		1,542,998	1,324,043
Series 2006-W4 Class A2C, 0.3675% 5/25/36 (i)		1,289,460	395,939
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0325% 4/25/34 (i)		2,294,379	2,049,170
Series 2006-HE2 Class M1, 0.5775% 3/25/36 (i)		56,419	814
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Axon Financial Funding Ltd. Series 2007-1 Class A1, 0.9743% 4/4/17 (c)(f)(i)		$ 7,217,000	$ 1
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6575% 7/20/39 (f)(i)		68,406	61,993
Class B, 0.9575% 7/20/39 (f)(i)		263,810	119,044
Class C, 1.3075% 7/20/39 (f)(i)		339,379	3,818
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (f)		578,262	583,871
Class B, 5.267% 6/25/35 (f)		1,000,000	1,008,900
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.6003% 1/20/37 (f)(i)		143,357	131,172
Capmark VII Ltd. Series 2006-7A Class H, 1.758% 8/15/36 (f)(i)		535,728	536
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3475% 12/25/36 (i)		1,802,588	839,441
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.6013% 4/7/52 (f)(i)		743,683	676,752
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3307% 9/25/37 (i)		75,656	75,385
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)		811,000	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4607% 3/25/32 (MGIC Investment Corp. Insured) (i)		11,800	11,047
Series 2004-3 Class M4, 1.6625% 4/25/34 (i)		159,665	73,636
Series 2004-4 Class M2, 1.0025% 6/25/34 (i)		587,945	353,100
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (f)		236,171	236,761
Class B2, 1.7123% 12/28/35 (f)(i)		236,171	229,086
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.8623% 6/28/38 (f)(i)		100,000	99,810
Class D, 9% 6/28/38 (f)		207,694	139,155
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	508,479
Fannie Mae Series 2004-T5 Class AB3, 1.074% 5/28/35 (i)		38,916	29,113
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3825% 8/25/34 (i)		290,872	186,174
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0325% 3/25/34 (i)		21,462	12,429
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9425% 1/25/35 (i)		$ 948,695	$ 324,410
Class M4, 1.2275% 1/25/35 (i)		363,547	46,122
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (f)(i)		2,892,000	1,821,960
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)		670,983	654,208
GE Business Loan Trust:
Series 2003-1 Class A, 0.638% 4/15/31 (f)(i)		180,508	170,832
Series 2006-2A:
Class A, 0.388% 11/15/34 (f)(i)		1,637,676	1,417,531
Class B, 0.488% 11/15/34 (f)(i)		591,578	414,952
Class C, 0.588% 11/15/34 (f)(i)		983,178	571,123
Class D, 0.958% 11/15/34 (f)(i)		373,344	119,771
GSAMP Trust Series 2004-AR1 Class B4, 3.7712% 6/25/34 (f)(i)		215,708	79,983
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class C, 0.7575% 9/25/46 (f)(i)		1,402,314	1,381,279
Class E, 1.8575% 9/25/46 (f)(i)		250,000	87,500
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5275% 8/25/33 (i)		363,316	328,833
Series 2003-3 Class M1, 1.4975% 8/25/33 (i)		662,724	571,434
Series 2003-5 Class A2, 0.9075% 12/25/33 (i)		32,929	25,919
Series 2006-3N Class B, 6.5% 8/27/36 (f)		250,000	0
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3975% 1/25/37 (i)		1,522,035	581,530
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5075% 7/25/36 (i)		204,000	3,493
Series 2007-CH1 Class AV4, 0.3375% 11/25/36 (i)		1,520,141	1,443,789
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6935% 12/27/29 (i)		484,406	440,663
Series 2006-A Class 2C, 1.5135% 3/27/42 (i)		3,243,000	156,711
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.3675% 11/25/36 (i)		5,283,668	2,208,484
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6375% 5/25/46 (f)(i)		250,000	180,000
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)		11,939	11,953
Class C, 5.691% 10/20/28 (f)		5,306	5,306
Class D, 6.01% 10/20/28 (f)		63,180	63,111
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5075% 5/25/37 (i)		784,792	13,550
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9575% 7/25/34 (i)		$ 160,553	$ 100,759
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1825% 7/25/34 (i)		499,279	361,282
Series 2006-FM1 Class A2B, 0.3175% 4/25/37 (i)		1,336,129	1,247,643
Series 2006-OPT1 Class A1A, 0.4675% 6/25/35 (i)		2,780,471	2,358,762
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5475% 8/25/34 (i)		57,368	47,517
Series 2004-NC6 Class M3, 2.3825% 7/25/34 (i)		21,918	10,812
Series 2004-NC8 Class M6, 1.4575% 9/25/34 (i)		26,595	12,232
Series 2005-NC1 Class M1, 0.6475% 1/25/35 (i)		399,800	326,471
Series 2005-NC2 Class B1, 1.3775% 3/25/35 (i)		416,362	15,790
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9865% 8/28/38 (f)(i)		220,000	202,400
Class C1B, 7.696% 8/28/38 (f)		64,212	52,654
National Collegiate Student Loan Trust Series 2006-4 Class D, 1.3075% 5/25/32 (i)		2,481,000	269
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7175% 9/25/35 (i)		1,426,957	1,059,394
Ocala Funding LLC:
Series 2005-1A Class A, 1.7075% 3/20/10 (c)(f)(i)		566,000	0
Series 2006-1A Class A, 1.6075% 3/20/11 (c)(f)(i)		1,176,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4575% 9/25/34 (i)		532,896	249,567
Class M4, 1.6575% 9/25/34 (i)		683,353	172,609
Series 2005-WCH1 Class M4, 1.0375% 1/25/36 (i)		1,475,804	991,467
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class D, 5.194% 7/24/39 (f)		162,115	162,277
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (f)		541,000	551,820
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1575% 9/25/46 (f)(i)		250,000	67,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0075% 4/25/33 (i)		5,108	4,441
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0025% 3/25/35 (i)		1,217,174	1,120,922
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3575% 3/20/19 (FGIC Insured) (f)(i)		359,894	357,186
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.3388% 6/15/33 (i)		1,272,000	825,225
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)		656,637	0
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9325% 9/25/34 (i)		$ 60,294	$ 19,246
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)		430,746	439,449
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0675% 9/25/34 (i)		28,819	24,889
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2003-1A Class B2, 5.4802% 12/28/38 (f)		111,000	109,546
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.9113% 4/6/42 (f)(i)		2,654,442	33,181
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.8693% 9/25/26 (f)(i)		400,000	202,400
Series 2006-1A:
Class A1A, 0.6293% 9/25/26 (f)(i)		1,118,056	1,018,996
Class A1B, 0.6993% 9/25/26 (f)(i)		1,033,000	880,736
Class A2A, 0.5893% 9/25/26 (f)(i)		632,239	618,013
Class A2B, 0.6793% 9/25/26 (f)(i)		250,000	222,750
Class B, 0.7293% 9/25/26 (f)(i)		250,000	205,650
Class C 0.8993% 9/25/26 (f)(i)		250,000	201,500
Class F, 1.5193% 9/25/26 (f)(i)		250,000	187,750
Class G, 1.7193% 9/25/26 (f)(i)		326,000	236,676
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)		887,552	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (f)		7,576	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1153% 10/25/44 (f)(i)		1,789,540	1,476,370
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6315% 11/21/40 (f)(i)		450,165	396,145
Class D, 1.1615% 11/21/40 (f)(i)		305,000	115,900
TOTAL ASSET-BACKED SECURITIES (Cost $88,296,523)			94,713,474
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
ABN AMRO Mortgage Corp. Series 2003-9 Class B5, 4.5164% 8/25/18 (f)		137,936	96,780
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7675% 1/25/35 (i)		1,727,203	1,624,553
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7075% 7/16/34 (f)(i)		6,791	6,792
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (f)		$ 78,237	$ 0
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		46,539	36,327
Series 2003-35 Class B, 4.6385% 9/25/18 (i)		71,523	22,887
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2003-17 Class B4, 5.4271% 6/25/33 (i)		212,411	162,467
Series 2004-3 Class DB4, 5.8238% 4/25/34 (i)		18,809	47
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6312% 10/25/34 (i)		1,296,529	1,317,779
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4352% 4/25/20 (f)(i)		1,000,000	1,138,891
Series 2010-K6 Class B, 5.358% 12/25/46 (f)(i)		910,000	1,029,606
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (f)		49,317	17,261
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3075% 12/20/54 (i)		205,017	168,114
Series 2006-1A Class C2, 1.4075% 12/20/54 (f)(i)		6,523,000	5,361,906
Series 2006-2 Class C1, 1.1475% 12/20/54 (i)		21,543,000	17,665,260
Series 2006-3 Class C2, 1.2075% 12/20/54 (i)		1,124,000	921,680
Series 2006-4:
Class B1, 0.3875% 12/20/54 (i)		4,521,000	4,181,925
Class C1, 0.9675% 12/20/54 (i)		2,767,000	2,268,940
Class M1, 0.5475% 12/20/54 (i)		1,190,000	1,059,100
Series 2007-1:
Class 1C1, 0.8075% 12/20/54 (i)		2,234,000	1,836,348
Class 1M1, 0.5075% 12/20/54 (i)		1,493,000	1,328,770
Class 2C1, 1.1675% 12/20/54 (i)		1,015,000	834,330
Class 2M1, 0.7075% 12/20/54 (i)		1,917,000	1,706,130
Series 2007-2 Class 2C1, 1.0675% 12/17/54 (i)		2,654,000	2,181,588
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7688% 1/20/44 (i)		430,241	401,296
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 4.7556% 3/25/37 (i)		3,413,351	3,455,205
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.6575% 8/25/36 (i)		2,064,911	1,621,744
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4175% 5/25/47 (i)		2,328,745	1,557,696
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3775% 2/25/37 (i)		5,817,809	4,896,970
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (f)		930,000	959,584
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4975% 7/25/35 (i)		$ 1,807,837	$ 1,730,528
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.559% 7/10/35 (f)(i)		1,006,891	846,035
Class B6, 3.059% 7/10/35 (f)(i)		224,500	185,207
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6575% 6/25/33 (f)(i)		174,596	168,387
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)		268,000	98,079
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (i)		32,712	30,646
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.2091% 4/25/33 (i)		412,763	397,600
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (f)		100,430	51,219
Series 2005-AR2 Class 1A2, 2.6252% 3/25/35 (i)		2,918,013	1,620,889
TOTAL PRIVATE SPONSOR			62,988,566
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17		163,358	173,985
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $31,739,946)			63,162,551
Commercial Mortgage Securities - 5.7%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (l)		417,753	407,114
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (f)		180,000	212,968
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.4675% 2/14/29 (f)(i)		240,268	249,614
Series 1997-D4:
Class B2, 7.525% 4/14/29		500,955	505,516
Class B5, 7.525% 4/14/29		129,000	114,027
Series 1997-D5:
Class A6, 7.3614% 2/14/43 (i)		82,876	83,044
Class A7, 7.4411% 2/14/43 (i)		820,000	838,593
Class PS1, 1.2492% 2/14/43 (i)(k)		1,035,686	29,348
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7086% 5/10/45 (i)		$ 1,440,090	$ 1,520,770
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,122,086
Series 2006-5:
Class A2, 5.317% 9/10/47		5,506,847	5,508,059
Class A3, 5.39% 9/10/47		2,653,000	2,815,003
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	4,147,855
Series 2007-4 Class A3, 5.7964% 2/10/51 (i)		1,856,538	1,960,755
Series 2006-6 Class E, 5.619% 10/10/45 (f)		1,098,000	110,459
Series 2007-3:
Class A3, 5.5348% 6/10/49 (i)		3,176,000	3,207,407
Class A4, 5.5348% 6/10/49 (i)		3,965,000	4,581,716
Series 2008-1 Class D, 6.2484% 2/10/51 (f)(i)		125,000	52,183
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,829,090
Series 2002-2 Class F, 5.487% 7/11/43		138,670	141,219
Series 2004-2 Class A4, 4.153% 11/10/38		1,975,355	1,998,389
Series 2005-1 Class A3, 4.877% 11/10/42		405,866	405,664
Series 2005-4 Class AJ, 5.038% 7/10/45 (i)		530,000	535,603
Series 2001-3 Class H, 6.562% 4/11/37 (f)		1,472,000	1,478,129
Series 2003-1 Class G, 5.608% 9/11/36 (f)		310,000	310,978
Series 2004-1 Class F, 5.279% 11/10/39 (f)		185,000	172,291
Series 2004-4:
Class K, 4.637% 7/10/42 (f)(i)		300,000	4,455
Class L, 4.637% 7/10/42 (f)(i)		280,000	2,062
Series 2004-5 Class G, 5.5632% 11/10/41 (f)(i)		195,000	194,921
Series 2005-1 Class CJ, 5.1908% 11/10/42 (i)		550,000	578,607
Series 2005-3 Class A3B, 5.09% 7/10/43 (i)		5,908,000	6,223,251
Series 2005-6 Class AJ, 5.1899% 9/10/47 (i)		300,000	321,543
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.958% 11/15/15 (f)(i)		827,009	824,433
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class J, 1.258% 3/15/22 (f)(i)		500,919	461,321
Class K, 2.208% 3/15/22 (f)(i)		427,499	257,246
Series 2006-BIX1:
Class F, 0.518% 10/15/19 (f)(i)		1,479,737	1,453,841
Class G, 0.538% 10/15/19 (f)(i)		1,245,579	1,223,781
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.708% 8/15/17 (f)(i)		480,000	493,200
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0575% 12/25/33 (f)(i)		$ 56,256	$ 41,093
Series 2004-1:
Class B, 2.1075% 4/25/34 (f)(i)		109,725	65,014
Class M1, 0.7675% 4/25/34 (f)(i)		88,094	66,087
Class M2, 1.4075% 4/25/34 (f)(i)		81,387	57,633
Series 2005-2A:
Class A1, 0.5175% 8/25/35 (f)(i)		1,455,099	1,051,787
Class M1, 0.6375% 8/25/35 (f)(i)		72,466	42,485
Class M2, 0.6875% 8/25/35 (f)(i)		119,520	64,369
Class M3, 0.7075% 8/25/35 (f)(i)		66,127	32,269
Series 2005-3A:
Class A2, 0.6075% 11/25/35 (f)(i)		516,806	393,911
Class M1, 0.6475% 11/25/35 (f)(i)		61,680	35,211
Class M2, 0.6975% 11/25/35 (f)(i)		78,310	42,960
Class M3, 0.7175% 11/25/35 (f)(i)		70,086	36,724
Class M4, 0.8075% 11/25/35 (f)(i)		87,320	42,075
Series 2005-4A:
Class A2, 0.5975% 1/25/36 (f)(i)		1,230,461	897,455
Class B1, 1.6075% 1/25/36 (f)(i)		106,333	16,368
Class M1, 0.6575% 1/25/36 (f)(i)		396,923	221,907
Class M2, 0.6775% 1/25/36 (f)(i)		119,077	63,411
Class M3, 0.7075% 1/25/36 (f)(i)		173,903	88,549
Class M4, 0.8175% 1/25/36 (f)(i)		96,178	43,815
Class M5, 0.8575% 1/25/36 (f)(i)		96,178	25,103
Class M6, 0.9075% 1/25/36 (f)(i)		102,151	26,956
Series 2006-1:
Class A2, 0.5675% 4/25/36 (f)(i)		188,661	142,981
Class M1, 0.5875% 4/25/36 (f)(i)		67,476	42,780
Class M2, 0.6075% 4/25/36 (f)(i)		71,293	43,665
Class M3, 0.6275% 4/25/36 (f)(i)		61,342	36,275
Class M4, 0.7275% 4/25/36 (f)(i)		34,760	19,925
Class M5, 0.7675% 4/25/36 (f)(i)		33,738	18,655
Class M6, 0.8475% 4/25/36 (f)(i)		67,272	20,568
Series 2006-2A:
Class A1, 0.4375% 7/25/36 (f)(i)		3,399,882	2,446,436
Class A2, 0.4875% 7/25/36 (f)(i)		168,204	121,416
Class B1, 1.0775% 7/25/36 (f)(i)		62,978	11,254
Class B3, 2.9075% 7/25/36 (f)(i)		4,113	113
Class M1, 0.5175% 7/25/36 (f)(i)		176,481	64,398
Class M2, 0.5375% 7/25/36 (f)(i)		124,516	40,422
Class M3, 0.5575% 7/25/36 (f)(i)		103,283	26,880
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class M4, 0.6275% 7/25/36 (f)(i)		$ 69,743	$ 17,203
Class M5, 0.6775% 7/25/36 (f)(i)		85,721	19,988
Class M6, 0.7475% 7/25/36 (f)(i)		127,898	26,798
Series 2006-3A:
Class M4, 0.6375% 10/25/36 (f)(i)		140,514	21,173
Class M5, 0.6875% 10/25/36 (f)(i)		168,216	8,872
Class M6, 0.7675% 10/25/36 (f)(i)		200,930	3,221
Series 2006-4A:
Class A1, 0.4375% 12/25/36 (f)(i)		731,918	578,237
Class A2, 0.4775% 12/25/36 (f)(i)		3,724,187	2,108,839
Class B1, 0.9075% 12/25/36 (f)(i)		23,910	515
Class M1, 0.4975% 12/25/36 (f)(i)		238,234	55,185
Class M2, 0.5175% 12/25/36 (f)(i)		158,823	35,209
Class M3, 0.5475% 12/25/36 (f)(i)		161,044	35,636
Class M4, 0.6075% 12/25/36 (f)(i)		192,698	29,314
Class M5, 0.6475% 12/25/36 (f)(i)		177,149	17,406
Class M6, 0.7275% 12/25/36 (f)(i)		158,823	8,805
Series 2007-1 Class A2, 0.4775% 3/25/37 (f)(i)		792,388	441,147
Series 2007-2A:
Class A1, 0.4775% 7/25/37 (f)(i)		757,168	501,665
Class A2, 0.5275% 7/25/37 (f)(i)		707,471	248,457
Class M1, 0.5775% 7/25/37 (f)(i)		248,424	68,076
Class M2, 0.6175% 7/25/37 (f)(i)		135,749	23,065
Class M3, 0.6975% 7/25/37 (f)(i)		137,642	13,812
Class M4, 0.8575% 7/25/37 (f)(i)		271,752	15,261
Class M5, 0.9575% 7/25/37 (f)(i)		239,555	10,695
Class M6, 1.2075% 7/25/37 (f)(i)		298,793	4,482
Series 2007-3:
Class A2, 0.4975% 7/25/37 (f)(i)		724,770	363,422
Class B1, 1.1575% 7/25/37 (f)(i)		176,160	13,387
Class B2, 1.8075% 7/25/37 (f)(i)		173,698	9,244
Class M1, 0.5175% 7/25/37 (f)(i)		157,414	53,297
Class M2, 0.5475% 7/25/37 (f)(i)		168,718	46,893
Class M3, 0.5775% 7/25/37 (f)(i)		265,859	57,520
Class M4, 0.7075% 7/25/37 (f)(i)		417,438	70,100
Class M5, 0.8075% 7/25/37 (f)(i)		216,525	30,833
Class M6, 1.0075% 7/25/37 (f)(i)		165,106	19,845
Series 2007-4A:
Class M1, 1.1575% 9/25/37 (f)(i)		288,058	26,689
Class M2, 1.2575% 9/25/37 (f)(i)		288,058	22,100
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M4, 1.8075% 9/25/37 (f)(i)		$ 736,753	$ 39,929
Class M5, 1.9575% 9/25/37 (f)(i)		736,753	26,756
Class M6, 2.1575% 9/25/37 (f)(i)		108,732	3,810
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(k)		3,065,491	110,927
Series 2006-3A, Class IO, 3.9036% 10/25/36 (f)(i)(k)		8,331,121	222,947
Series 2007-5A, Class IO, 4.186% 10/25/37 (f)(i)(k)		8,005,843	664,733
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4515% 3/11/39 (i)		450,000	450,093
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.858% 3/15/19 (f)(i)		391,602	380,617
Class J, 1.058% 3/15/19 (f)(i)		407,118	375,851
Series 2007-BBA8:
Class D, 0.458% 3/15/22 (f)(i)		655,330	606,080
Class E, 0.508% 3/15/22 (f)(i)		3,607,157	3,263,925
Class F, 0.558% 3/15/22 (f)(i)		2,235,922	1,978,449
Class G, 0.608% 3/15/22 (f)(i)		537,549	464,898
Class H, 0.758% 3/15/22 (f)(i)		655,330	553,654
Class J, 0.908% 3/15/22 (f)(i)		655,330	537,270
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41		157,473	157,958
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	650,213
Series 2006-T22 Class AJ, 5.5388% 4/12/38 (i)		400,000	423,342
Series 2007-PW16 Class A4, 5.7163% 6/11/40 (i)		1,112,000	1,321,816
Series 1999-C1:
Class G, 5.64% 2/14/31 (f)		70,000	70,861
Class I, 5.64% 2/14/31 (f)		202,629	151,999
Series 2003-T10 Class B, 4.84% 3/13/40		1,000,000	1,007,683
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	6,961,559
Series 2006-PW14 Class X2, 0.6677% 12/11/38 (f)(i)(k)		20,026,973	144,094
Series 2006-T22:
Class A4, 5.5388% 4/12/38 (i)		237,000	269,540
Class B, 5.5388% 4/12/38 (f)(i)		200,000	200,006
Series 2006-T24 Class X2, 0.4452% 10/12/41 (f)(i)(k)		2,947,577	12,654
Series 2007-BBA8:
Class K, 1.408% 3/15/22 (f)(i)		120,000	96,390
Class L, 2.108% 3/15/22 (f)(i)		253,498	167,962
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW18 Class X2, 0.3028% 6/11/50 (f)(i)(k)		$ 133,870,169	$ 1,139,904
Series 2007-T28 Class X2, 0.1559% 9/11/42 (f)(i)(k)		67,080,020	329,497
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (f)		313,360	336,016
C-BASS Trust floater Series 2006-SC1 Class A, 0.4775% 5/25/36 (f)(i)		669,673	582,311
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)		2,235,000	2,350,563
Class XCL, 1.3289% 5/15/35 (f)(i)(k)		7,566,678	132,387
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.5598% 12/15/47 (f)(i)		750,000	849,421
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (f)		800,000	704,670
Series 1998-2 Class J, 6.39% 11/18/30 (f)		489,102	336,530
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (f)		138,740	141,570
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.579% 8/15/21 (f)(i)		198,690	189,609
Series 2007-FL3A Class A2, 0.348% 4/15/22 (f)(i)		183,349	180,817
Series 2008-C7 Class A2B, 6.2624% 12/10/49 (i)		1,166,180	1,183,996
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49		14,623,000	16,849,469
Series 2007-CD4 Class A3, 5.293% 12/11/49		1,852,000	1,924,539
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)(i)	CAD	138,000	108,966
Class G, 5.01% 5/15/44 (f)(i)	CAD	30,000	22,649
Class H, 5.01% 5/15/44 (f)(i)	CAD	20,000	12,439
Class J, 5.01% 5/15/44 (f)(i)	CAD	20,000	11,740
Class K, 5.01% 5/15/44 (f)(i)	CAD	10,000	5,051
Class L, 5.01% 5/15/44 (f)(i)	CAD	36,000	16,904
Class M, 5.01% 5/15/44 (f)(i)	CAD	165,000	72,121
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.804% 5/15/46 (i)		1,902,000	2,031,300
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	764,889
Series 2007-C2 Class B, 5.617% 4/15/47 (i)		2,125,000	913,217
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.058% 4/15/17 (f)(i)		126,749	114,641
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class B, 0.458% 11/15/17 (f)(i)		$ 141,221	$ 136,933
Class C, 0.508% 11/15/17 (f)(i)		1,168,561	1,109,710
Class D, 0.548% 11/15/17 (f)(i)		60,771	56,495
Class E, 0.598% 11/15/17 (f)(i)		216,043	198,682
Class F, 0.658% 11/15/17 (f)(i)		149,679	136,154
Class G, 0.708% 11/15/17 (f)(i)		103,750	92,300
Series 2006-FL12:
Class AJ, 0.338% 12/15/20 (f)(i)		4,060,000	3,773,514
Class B, 0.378% 12/15/20 (f)(i)		591,814	544,136
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	547,110
Series 2004-RS1 Class A, 5.648% 3/3/41 (f)		460,673	464,588
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,600,535
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (f)		2,415,835	2,424,571
Class AJFX, 5.478% 2/5/19 (f)		5,750,000	5,760,178
Series 2001-J2A Class F, 6.9937% 7/16/34 (f)(i)		199,000	234,339
Series 2006-C8 Class XP, 0.4662% 12/10/46 (i)(k)		16,251,781	80,073
Commercial Mortgage Acceptance Corp.:
Series 1998-C1 Class G, 6.21% 7/15/31 (f)		528,721	530,418
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (f)(i)		104,467	106,382
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (f)		550,000	487,161
Series 1999-C2 Class G, 6% 11/17/32		302,000	235,587
Commercial Mortgage pass-thru certificates:
Series 2005 C6 Class B, 5.241% 6/10/44 (i)		905,000	803,712
Series 2005-C6 Class AJ, 5.209% 6/10/44 (i)		1,260,000	1,325,209
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR1:
Class C, 5.547% 5/15/45		350,000	384,432
Class D, 5.547% 5/15/45 (f)		440,000	403,264
Series 2012-CR2 Class E, 4.8582% 8/15/45 (f)(i)		1,440,000	1,295,034
Series 2012-LC4:
Class C, 5.8244% 12/10/44 (i)		260,000	290,073
Class D, 5.8244% 12/10/44 (f)(i)		870,000	810,911
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (f)		493,000	511,390
Class F, 4.867% 6/9/28 (f)		645,000	593,955
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2:
Class A2, 5.448% 1/15/49 (i)		$ 481,579	$ 485,583
Class A3, 5.542% 1/15/49 (i)		3,804,000	4,325,216
Series 2007-C3 Class A4, 5.6765% 6/15/39 (i)		28,438,000	32,409,480
Series 2006-C4 Class AAB, 5.439% 9/15/39		4,109,466	4,167,928
Series 2006-C5 Class ASP, 0.6642% 12/15/39 (i)(k)		11,245,165	72,048
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)		1,722,000	1,987,675
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.558% 4/15/22 (f)(i)		6,783,000	5,638,945
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.808% 9/15/21 (f)(i)		254,303	183,084
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37		840,416	869,440
Series 1997-C2 Class F, 7.46% 1/17/35 (i)		349,151	353,632
Series 1998-C1:
Class F, 6% 5/17/40 (f)		2,036,102	2,163,236
Class H, 6% 5/17/40 (f)		90,317	42,666
Series 1998-C2:
Class F, 6.75% 11/15/30 (f)		1,156,000	1,235,514
Class G, 6.75% 11/15/30 (f)		180,000	199,773
Series 2001-CK6 Class AX, 1.0678% 8/15/36 (i)(k)		480,351	430
Series 2001-CKN5 Class AX, 1.5092% 9/15/34 (f)(i)(k)		1,706,189	2,211
Series 2003-C3 Class D, 4.131% 5/15/38		120,000	120,950
Series 2006-C1 Class A3, 5.4101% 2/15/39 (i)		6,577,623	6,745,977
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.358% 2/15/22 (f)(i)		721,000	696,958
Class C:
0.378% 2/15/22 (f)(i)		1,864,711	1,734,282
0.478% 2/15/22 (f)(i)		665,993	620,408
Class F, 0.528% 2/15/22 (f)(i)		1,331,815	1,239,992
Class L, 2.108% 2/15/22 (f)(i)		99,540	18,390
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40		4,116,154	4,115,833
Series 2007-C1:
Class ASP, 0.3811% 2/15/40 (i)(k)		27,591,094	125,815
Class B, 5.487% 2/15/40 (f)(i)		2,907,000	413,088
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5567% 11/10/46 (f)(i)		$ 500,000	$ 546,918
Class E, 5.5567% 11/10/46 (f)(i)		770,000	784,789
Class F, 5.5567% 11/10/46 (f)(i)		1,120,000	952,166
Class XB, 0.2463% 11/10/46 (f)(i)(k)		20,920,000	363,192
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		400,000	412,234
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.2035% 6/10/31 (f)(i)		891,000	903,945
Series 2000-CKP1 Class B3, 7.7033% 11/10/33 (i)		230,000	230,787
Extended Stay America Trust:
Series 2010-ESHA Class D, 5.4983% 11/5/27 (f)		3,190,000	3,199,213
Series 2010-ESHA, Class C4, 4.8603% 11/5/27 (f)		320,000	320,142
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (f)(i)		443,000	472,174
Fontainebleau Miami Beach Trust Series 2012-FBLU:
Class D, 5.007% 5/5/27 (f)		589,000	622,327
Class E, 5.253% 5/5/27 (f)		411,000	430,640
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (f)		200,000	238,872
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.575% 12/25/43 (i)(k)		1,640,000	263,938
Series K012 Class X3, 2.2878% 1/25/41 (i)(k)		1,800,000	264,587
Series K013 Class X3, 2.7898% 1/25/43 (i)(k)		820,000	144,771
Series KAIV Class X2, 3.6147% 6/25/46 (i)(k)		420,000	95,516
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1639% 9/25/45 (f)(i)		1,290,000	1,446,839
Series 2011-K10 Class B, 4.5973% 11/25/49 (f)(i)		240,000	259,607
Series 2011-K11 Class B, 4.4203% 12/25/48 (f)(i)		750,000	801,042
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (f)		1,204,353	1,210,615
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	13,049,278
Series 2001-1 Class X1, 1.6143% 5/15/33 (f)(i)(k)		1,172,605	14,713
Series 2007-C1 Class XP, 0.1588% 12/10/49 (i)(k)		23,856,631	58,568
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	222,786
Series 1997-C2 Class G, 6.75% 4/15/29 (i)		394,263	437,384
Series 1999-C1 Class F, 6.02% 5/15/33 (f)		196,664	200,965
Series 1999-C2I Class K, 6.481% 9/15/33 (l)		385,000	260,747
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 1999-C3:
Class J, 6.974% 8/15/36		$ 226,000	$ 222,358
Class K, 6.974% 8/15/36		311,341	137,651
Series 2000-C1 Class K, 7% 3/15/33		16,235	12,339
Series 2003-C3 Class H, 5.7176% 4/10/40 (f)(i)		170,000	155,577
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4% 11/5/21 (f)(i)		715,000	682,679
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (f)		490,000	494,834
Series 2007-GG11 Class A2, 5.597% 12/10/49		2,526,976	2,577,439
Series 2007-GG9 Class A4, 5.444% 3/10/39		18,170,000	20,956,260
Series 2003-C2 Class J, 5.234% 1/5/36 (f)(i)		250,000	235,360
Series 2005-GG3 Class B, 4.894% 8/10/42 (i)		680,000	693,540
Series 2006-GG7 Class A3, 5.8671% 7/10/38 (i)		550,451	550,326
Series 2007-GG11 Class A1, 0.2399% 12/10/49 (f)(i)(k)		30,400,161	165,559
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5885% 6/6/20 (f)(i)		343,842	343,605
Class F, 0.6585% 6/6/20 (f)(i)		835,001	833,880
Class J, 1.959% 6/6/20 (f)(i)		250,000	248,891
Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (f)(i)		5,910,000	5,921,229
Class C, 2.0056% 3/6/20 (f)(i)		1,994,000	1,999,583
Class D, 2.2018% 3/6/20 (f)(i)		4,004,000	4,015,211
Class F, 2.6334% 3/6/20 (f)(i)		164,000	164,722
Class G, 2.7903% 3/6/20 (f)(i)		81,000	81,405
Class H, 3.3004% 3/6/20 (f)(i)		60,000	60,378
Class J, 4.0852% 3/6/20 (f)(i)		86,000	86,697
Class L, 5.4585% 3/6/20 (f)(i)		400,000	404,000
Series 1997-GL:
Class G, 7.7695% 7/13/30 (i)		769,675	841,145
Class H, 7.7995% 7/13/30 (f)(i)		230,000	240,218
Series 2006-GG6 Class A2, 5.506% 4/10/38		4,248,297	4,385,283
Series 2010-C1:
Class D, 5.9913% 8/10/43 (f)(i)		755,000	822,083
Class E, 4% 8/10/43 (f)		1,240,000	967,636
Class X, 1.548% 8/10/43 (f)(i)(k)		6,160,840	504,025
Series 2012-GCJ7:
Class C, 5.7221% 5/10/45 (i)		630,000	701,275
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GS Mortgage Securities Corp. II: - continued
Series 2012-GCJ7:
Class D, 5.906% 5/10/45 (f)(i)		$ 970,000	$ 919,468
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (f)		510,000	513,213
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		568,161	577,599
Series 2007-GG10 Class A2, 5.778% 8/10/45		6,357,919	6,388,584
Series 2010-C2:
Class D, 5.2277% 12/10/43 (f)(i)		720,000	739,553
Class XA, 0.6813% 12/10/43 (f)(i)(k)		5,538,132	127,261
Series 2011-GC5:
Class C, 5.3081% 8/10/44 (f)(i)		1,050,000	1,164,427
Class D, 5.3081% 8/10/44 (f)(i)		480,000	464,770
JP Morgan Chase Commercial Mortgage Trust Series 2012-C8 Class C, 4.7781% 10/15/45 (f)		750,000	778,308
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (f)(i)		500,000	504,640
Series 2002-C1 Class E, 6.135% 7/12/37 (f)		863,159	864,101
Series 2003-C1 Class D, 5.192% 1/12/37		270,000	271,052
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (f)(i)		380,000	467,838
Class D, 7.4453% 12/5/27 (f)(i)		1,885,000	2,226,596
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (f)		670,000	710,690
Series 2010-CNTR Class D, 6.1838% 8/5/32 (f)(i)		695,000	733,827
Series 2011-C4 Class E, 5.3893% 7/15/46 (f)(i)		370,000	351,257
Series 2012-CBX:
Class C, 5.1902% 6/16/45 (i)		250,000	271,877
Class D, 5.1902% 6/16/45 (f)(i)		690,000	696,693
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.338% 11/15/18 (f)(i)		5,598,565	5,504,515
Class B, 0.378% 11/15/18 (f)(i)		943,361	913,439
Class C, 0.418% 11/15/18 (f)(i)		670,232	645,340
Class D, 0.438% 11/15/18 (f)(i)		204,167	192,501
Class E, 0.488% 11/15/18 (f)(i)		294,522	271,802
Class F, 0.538% 11/15/18 (f)(i)		440,975	389,319
Class G, 0.568% 11/15/18 (f)(i)		383,170	322,959
Class H, 0.708% 11/15/18 (f)(i)		294,588	236,513
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB14 Class A3B, 5.4928% 12/12/44 (i)		$ 4,674,131	$ 4,767,726
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (i)		571,115	599,112
Class A3, 5.336% 5/15/47		9,409,000	10,751,655
Series 2007-CB19 Class A4, 5.7282% 2/12/49 (i)		6,670,000	7,845,477
Series 2007-LD11:
Class A2, 5.7981% 6/15/49 (i)		4,144,229	4,278,257
Class A4, 5.8131% 6/15/49 (i)		13,130,000	15,318,443
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49		2,772,358	2,787,177
Class A3, 5.42% 1/15/49		25,732,000	29,788,418
Series 2004-CBX Class D, 5.097% 1/12/37 (i)		170,000	151,595
Series 2004-LN2 Class D, 5.2213% 7/15/41 (i)		420,000	311,727
Series 2005-LDP3 Class A3, 4.959% 8/15/42		1,880,489	1,898,626
Series 2005-LDP5 Class AJ, 5.3208% 12/15/44 (i)		360,000	379,589
Series 2006-CB17 Class A3, 5.45% 12/12/43		436,441	437,053
Series 2007-CB18 Class A3, 5.447% 6/12/47 (i)		1,712,068	1,788,658
Series 2007-CB19:
Class B, 5.7282% 2/12/49 (i)		165,000	56,925
Class C, 5.7282% 2/12/49 (i)		424,000	114,476
Class D, 5.7282% 2/12/49 (i)		447,000	44,079
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (i)		157,000	12,272
Class ES, 5.5618% 1/15/49 (f)(i)		983,000	46,970
Series 2010-C2:
Class D, 5.5284% 11/15/43 (f)(i)		645,000	676,669
Class XB, 0.6692% 11/15/43 (f)(i)(k)		3,600,000	153,483
Series 2011-C5 Class C, 5.3142% 8/15/46 (f)(i)		1,102,648	1,232,168
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8894% 7/15/44 (i)		21,615,000	25,568,016
Series 1998-C4 Class G, 5.6% 10/15/35 (f)		506,009	522,012
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	151,886
Series 2005-C3 Class AJ, 4.843% 7/15/40		1,220,000	1,271,253
Series 2005-C7:
Class AJ, 5.323% 11/15/40		1,500,000	1,580,793
Class AM, 5.263% 11/15/40 (i)		137,000	151,105
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31		$ 25,319	$ 25,336
Series 2006-C6:
Class A2, 5.262% 9/15/39 (i)		363,443	363,815
Class A4, 5.372% 9/15/39		857,000	991,291
Class AM, 5.413% 9/15/39		1,500,000	1,683,696
Series 2006-C7:
Class A2, 5.3% 11/15/38		1,097,374	1,125,221
Class A3, 5.347% 11/15/38		1,417,000	1,632,273
Class AM, 5.378% 11/15/38		160,000	171,481
Series 2007-C1:
Class A3, 5.398% 2/15/40		9,480,823	9,864,180
Class A4, 5.424% 2/15/40		5,434,000	6,328,045
Series 2007-C2 Class A3, 5.43% 2/15/40		3,967,000	4,576,633
Series 2007-C6 Class A2, 5.845% 7/15/40		4,782,064	4,905,944
Series 2003-C7 Class L, 5.0932% 7/15/37 (f)(i)		284,000	214,624
Series 2004-C2 Class G, 4.595% 3/15/36 (f)(i)		225,000	210,559
Series 2004-C7 Class E, 4.918% 10/15/36		280,000	281,747
Series 2005-C1 Class E, 4.924% 2/15/40		750,000	741,398
Series 2005-C2 Class AJ, 5.205% 4/15/30 (i)		740,000	782,136
Series 2005-C7 Class C, 5.35% 11/15/40 (i)		866,000	848,314
Series 2006-C4:
Class AJ, 5.8859% 6/15/38 (i)		1,060,000	964,978
Class AM, 5.8859% 6/15/38 (i)		500,000	562,712
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (i)(k)		7,302,392	42,325
Series 2007-C1 Class XCP, 0.4246% 2/15/40 (i)(k)		3,031,686	14,531
Series 2007-C6 Class A4, 5.858% 7/15/40 (i)		2,376,000	2,841,986
Series 2007-C7:
Class A3, 5.866% 9/15/45		2,029,000	2,434,134
Class XCP, 0.2789% 9/15/45 (i)(k)		119,297,547	706,003
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2006-LLFA:
Class D, 0.438% 9/15/21 (f)(i)		608,683	578,860
Class E, 0.498% 9/15/21 (f)(i)		2,196,145	2,033,637
Class F, 0.548% 9/15/21 (f)(i)		1,143,094	1,029,931
Class G, 0.568% 9/15/21 (f)(i)		2,258,211	1,978,200
Class H, 0.608% 9/15/21 (f)(i)		582,579	489,950
Series 2007-LLFA Class E, 1.108% 6/15/22 (f)(i)		760,000	729,968
LStar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.5701% 6/25/43 (f)(i)		310,000	304,015
Series 2011-1 Class B, 5.5701% 6/25/43 (f)(i)		540,000	571,863
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7474% 7/9/21 (f)(i)		$ 17,970,000	$ 17,356,504
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.4086% 10/12/39 (f)(i)	CAD	320,000	303,478
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (i)		428,307	428,462
Series 1998-C3 Class E, 6.7944% 12/15/30 (i)		73,335	75,297
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3817% 1/12/44 (i)		220,000	238,960
Series 2004-MKB1 Class F, 5.6638% 2/12/42 (f)(i)		180,000	175,350
Series 2005-LC1 Class F, 5.4357% 1/12/44 (f)(i)		1,655,000	1,112,635
Series 2006-C1:
Class A2, 5.6401% 5/12/39 (i)		890,262	894,813
Class AJ, 5.6851% 5/12/39 (i)		530,000	509,824
Class AM, 5.8742% 5/12/39 (i)		100,000	111,524
Series 2007-C1 Class A4, 5.847% 6/12/50 (i)		7,199,517	8,286,615
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,831,261
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.329% 12/12/49 (i)		171,062	170,212
sequential payer:
Series 2006-4:
Class A2, 5.112% 12/12/49 (i)		207,319	209,702
Class ASB, 5.133% 12/12/49 (i)		1,307,152	1,373,657
Series 2007-5:
Class A3, 5.364% 8/12/48		11,417,000	11,838,436
Class A4, 5.378% 8/12/48		17,266,000	19,705,807
Series 2007-6 Class A4, 5.485% 3/12/51 (i)		14,650,000	16,885,473
Series 2007-7 Class A4, 5.7277% 6/12/50 (i)		6,656,000	7,611,981
Series 2006-3 Class ASB, 5.382% 7/12/46 (i)		6,089,959	6,280,715
Series 2006-4 Class XP, 0.6166% 12/12/49 (i)(k)		26,909,688	329,348
Series 2007-6 Class B, 5.635% 3/12/51 (i)		1,902,000	399,443
Series 2007-7 Class B, 5.7277% 6/12/50 (i)		166,000	10,096
Series 2007-8 Class A3, 5.9492% 8/12/49 (i)		1,640,000	1,905,814
Mezz Capital Commercial Mortgage Trust sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (f)		517,326	475,940
Series 2004-C2 Class A, 5.318% 10/15/40 (f)		564,667	465,850
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.408% 7/15/19 (f)(i)		357,716	236,093
Class H, 0.588% 7/15/19 (f)(i)		87,910	84,982
Class J, 0.638% 7/15/19 (f)(i)		354,000	303,268
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class C, 0.368% 10/15/20 (f)(i)		$ 1,092,000	$ 1,012,830
Class D, 0.398% 10/15/20 (f)(i)		667,354	605,624
Class E, 0.458% 10/15/20 (f)(i)		834,661	734,502
Class F, 0.508% 10/15/20 (f)(i)		500,899	415,746
Class G, 0.548% 10/15/20 (f)(i)		619,188	481,419
Class H, 0.638% 10/15/20 (f)(i)		389,758	194,879
Class J, 0.788% 10/15/20 (f)(i)		225,021	78,757
sequential payer:
Series 2012-C4 Class E, 5.71% 3/15/45 (f)		260,000	238,762
Series 2004-RR2 Class A2, 5.45% 10/28/33 (f)		97,765	98,254
Series 2005-IQ9 Class A3, 4.54% 7/15/56		1,710,211	1,728,580
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	688,034
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (i)		964,000	1,010,004
Series 2007-IQ13 Class A4, 5.364% 3/15/44		10,000,000	11,549,220
Series 1997-RR Class F, 7.3976% 4/30/39 (f)(i)		92,818	87,017
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)		207,927	152,493
Series 1999-WF1:
Class N, 5.91% 11/15/31 (f)		210,000	182,897
Class O, 5.91% 11/15/31 (f)		197,950	51,394
Series 2004-IQ7 Class E, 5.3966% 6/15/38 (f)(i)		120,000	108,348
Series 2004-RR2 Class C, 5.88% 10/28/33 (f)(i)		280,000	227,500
Series 2005-HQ5 Class B, 5.272% 1/14/42		1,500,000	1,557,869
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (i)		1,000,000	1,040,334
Series 2006-IQ11:
Class A3, 5.6873% 10/15/42 (i)		460,775	466,557
Class A4, 5.7233% 10/15/42 (i)		570,000	645,807
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	792,670
Series 2006-T23 Class A3, 5.8159% 8/12/41 (i)		972,000	1,014,107
Series 2007-HQ12 Class A2, 5.5763% 4/12/49 (i)		10,513,608	10,801,428
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (i)		2,852,000	3,307,068
Class B, 5.7272% 4/15/49 (i)		469,000	127,587
Series 2011-C1:
Class C, 5.254% 9/15/47 (f)(i)		970,000	1,076,182
Class D, 5.254% 9/15/47 (f)(i)		1,760,000	1,846,847
Class E, 5.254% 9/15/47 (f)(i)		573,100	568,960
Series 2011-C2:
Class D, 5.3174% 6/15/44 (f)(i)		580,000	603,179
Class E, 5.3174% 6/15/44 (f)(i)		600,000	585,530
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
Series 2011-C2:
Class F, 5.3174% 6/15/44 (f)(i)		$ 550,000	$ 463,265
Class XB, 0.4645% 6/15/44 (f)(i)(k)		9,001,008	286,439
Series 2011-C3:
Class C, 5.1844% 7/15/49 (f)(i)		1,000,000	1,097,606
Class D, 5.357% 7/15/49 (f)		1,130,000	1,157,288
Class E, 5.1844% 7/15/49 (f)(i)		400,000	373,368
Series 2012-C4 Class D, 5.5264% 3/15/45 (f)(i)		330,000	346,548
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9137% 2/23/34 (i)		466,000	515,840
Series 2001-TOP3 Class E, 7.3449% 7/15/33 (f)(i)		150,000	152,499
Series 2003-TOP9 Class E, 5.7568% 11/13/36 (f)(i)		78,000	79,607
NationsLink Funding Corp.:
Series 1998-2:
Class F, 7.105% 8/20/30 (f)		290,010	293,911
Class G, 5% 8/20/30 (f)		361,875	367,083
Class J, 5% 8/20/30 (f)		195,000	190,954
Series 1999-SL Class X, 11/10/30 (i)(k)		36,907	36,961
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (f)		1,050,000	1,059,885
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)		800,135	975,604
RBSCF Trust Series 2010-MB1 Class D, 4.678% 4/15/24 (f)(i)		1,238,000	1,252,882
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (f)	CAD	107,000	93,389
Class G, 4.456% 9/12/38 (f)	CAD	54,000	45,390
Class H, 4.456% 9/12/38 (f)	CAD	36,000	28,088
Class J, 4.456% 9/12/38 (f)	CAD	36,000	26,487
Class K, 4.456% 9/12/38 (f)	CAD	18,000	11,735
Class L, 4.456% 9/12/38 (f)	CAD	26,000	15,882
Class M, 4.456% 9/12/38 (f)	CAD	128,859	28,539
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	98,802
Class G, 4.57% 4/12/23	CAD	42,000	31,746
Class H, 4.57% 4/12/23	CAD	42,000	30,610
Class J, 4.57% 4/12/23	CAD	42,000	29,522
Class K, 4.57% 4/12/23	CAD	21,000	14,240
Class L, 4.57% 4/12/23	CAD	63,000	41,225
Class M, 4.57% 4/12/23	CAD	185,000	83,308
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA Class E3, 6.5% 2/18/34 (f)(i)		$ 200,000	$ 203,915
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5849% 8/15/39 (i)		170,000	185,414
Series 2007-C4 Class F, 5.5849% 8/15/39 (i)		820,000	569,646
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (f)		270,000	278,964
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.783% 7/15/24 (f)(i)		110,000	83,302
Class G, 0.783% 7/15/24 (f)(i)		200,000	140,459
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8749% 1/10/45 (f)(i)		284,000	341,493
VNO Mortgage Trust Series 2012-6AVE Class D, 3.337% 11/15/30 (f)(i)		1,299,000	1,249,504
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (f)		180,000	206,709
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4875% 9/15/21 (f)(i)		1,770,598	1,593,567
Class F, 0.5475% 9/15/21 (f)(i)		1,877,987	1,652,659
Class G, 0.5675% 9/15/21 (f)(i)		1,779,101	1,530,055
Class J, 0.8075% 9/15/21 (f)(i)		395,545	289,545
Series 2007-WHL8:
Class F, 0.688% 6/15/20 (f)(i)		4,565,501	3,424,126
Class LXR1, 0.908% 6/15/20 (f)(i)		233,479	203,127
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)		736,929	743,452
Series 2003-C8 Class A3, 4.445% 11/15/35		2,185,708	2,208,335
Series 2006-C29 Class A3, 5.313% 11/15/48		5,051,000	5,253,232
Series 2007-C30:
Class A3, 5.246% 12/15/43		606,163	630,133
Class A4, 5.305% 12/15/43		8,604,000	9,274,308
Class A5, 5.342% 12/15/43		13,536,000	15,515,645
Series 2007-C31 Class A4, 5.509% 4/15/47		32,469,000	37,531,112
Series 2007-C32 Class A3, 5.7501% 6/15/49 (i)		19,449,000	22,715,460
Series 2007-C33 Class A5, 5.9225% 2/15/51 (i)		19,259,000	22,512,943
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(i)		903,000	913,806
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	348,267
Series 2004-C11:
Class D, 5.3847% 1/15/41 (i)		360,000	357,751
Class E, 5.4347% 1/15/41 (i)		327,000	312,355
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C12 Class D, 5.3079% 7/15/41 (i)		$ 280,000	$ 283,263
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	272,453
Class C, 5.21% 8/15/41		170,000	175,564
Series 2004-C15 Class 175C, 5.8479% 10/15/41 (f)(i)		500,000	490,920
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	2,015,268
Series 2005-C22:
Class B, 5.3835% 12/15/44 (i)		4,218,000	2,882,581
Class F, 5.3835% 12/15/44 (f)(i)		3,171,000	684,460
Series 2006-C23 Class A5, 5.416% 1/15/45 (i)		7,870,000	8,917,647
Series 2007-C30 Class XP, 0.4742% 12/15/43 (f)(i)(k)		15,928,716	96,904
Series 2007-C31 Class C, 5.6818% 4/15/47 (i)		522,000	119,957
Series 2007-C32:
Class D, 5.7501% 6/15/49 (i)		1,431,000	359,510
Class E, 5.7501% 6/15/49 (i)		2,252,000	530,240
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.578% 11/15/43 (f)(i)(k)		20,614,217	724,693
Series 2012-LC5:
Class C, 4.693% 10/15/45 (i)		569,000	602,625
Class D, 4.7802% 10/15/45 (f)		476,000	425,597
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)		360,000	402,279
Class D, 5.5488% 3/15/44 (f)(i)		230,000	226,968
Class E, 5% 3/15/44 (f)		590,000	437,871
Series 2011-C4 Class E, 5.4179% 6/15/44 (f)		320,000	303,286
Series 2011-C5:
Class C, 5.6366% 11/15/44 (f)(i)		260,000	295,209
Class D, 5.6366% 11/15/44 (f)(i)		600,000	635,548
Class XA, 2.0727% 11/15/44 (f)(i)(k)		5,182,845	627,062
Series 2012-C6 Class D, 5.5637% 4/15/45 (f)(i)		540,000	519,232
Series 2012-C7:
Class C, 4.8506% 6/15/45 (i)		1,270,000	1,368,081
Class E, 4.8512% 6/15/45 (f)		890,000	804,801
Series 2012-C8 Class D, 4.8808% 8/15/45 (f)(i)		650,000	651,321
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (f)		$ 1,500,000	$ 1,558,478
WFRBS Commercial Mortgage Trust Series 2012-C10 Class D, 4.4618% 12/15/45 (f)(h)(i)		380,000	322,295
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $668,416,563)			792,902,030
Municipal Securities - 1.4%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (i)		3,300,000	3,412,332
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,650,000	3,700,964
7.3% 10/1/39		2,150,000	2,984,652
7.5% 4/1/34		14,555,000	20,334,936
7.55% 4/1/39		17,880,000	25,827,660
7.6% 11/1/40		32,540,000	47,694,203
7.625% 3/1/40		5,410,000	7,840,713
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35		1,730,000	2,280,054
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33		34,670,000	34,984,110
Series 2010, 4.421% 1/1/15		6,825,000	7,231,634
Series 2010-1, 6.63% 2/1/35		8,970,000	10,404,303
Series 2010-3:
6.725% 4/1/35		17,810,000	20,861,744
7.35% 7/1/35		7,605,000	9,372,934
Series 2011, 5.877% 3/1/19		2,640,000	3,043,709
TOTAL MUNICIPAL SECURITIES (Cost $187,367,272)			199,973,948
Foreign Government and Government Agency Obligations - 1.8%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,034,688	1,927,027
2.5% 12/31/38 (e)		2,665,000	879,450
7% 9/12/13		9,415,000	8,928,558
7% 10/3/15		5,400,000	4,568,100
Aruba Government 4.625% 9/14/23 (f)		560,000	558,880
Bahamian Republic 6.95% 11/20/29 (f)		855,000	1,026,000
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Belarus Republic:
8.75% 8/3/15 (Reg. S)		$ 4,185,000	$ 4,205,925
8.95% 1/26/18		1,235,000	1,235,000
Bermuda Government 4.138% 1/3/23 (f)		670,000	715,225
Brazilian Federative Republic:
7.125% 1/20/37		1,215,000	1,877,175
8.25% 1/20/34		855,000	1,449,225
10.125% 5/15/27		1,430,000	2,631,200
12.25% 3/6/30		775,000	1,577,125
City of Buenos Aires 12.5% 4/6/15 (f)		2,755,000	2,562,150
Colombian Republic:
6.125% 1/18/41		1,735,000	2,407,313
7.375% 9/18/37		1,680,000	2,612,400
10.375% 1/28/33		1,800,000	3,325,500
11.75% 2/25/20		775,000	1,255,500
Congo Republic 3% 6/30/29 (e)		2,869,000	2,438,650
Costa Rican Republic 4.25% 1/26/23 (f)		600,000	604,500
Croatia Republic:
6.25% 4/27/17 (f)		2,210,000	2,428,127
6.375% 3/24/21 (f)		1,750,000	1,997,100
6.625% 7/14/20 (f)		1,820,000	2,099,916
6.75% 11/5/19 (f)		2,050,000	2,362,953
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		975,000	1,048,125
6.25% 10/4/20 (f)		1,910,000	2,077,125
6.25% 7/27/21 (f)		1,410,000	1,543,950
7.4% 1/22/15 (f)		1,235,000	1,333,800
Dominican Republic:
1.3405% 8/30/24 (i)		1,350,000	1,242,000
7.5% 5/6/21 (f)		2,480,000	2,895,400
9.04% 1/23/18 (f)		1,185,880	1,345,974
El Salvador Republic:
7.625% 2/1/41 (f)		525,000	584,063
7.65% 6/15/35 (Reg. S)		1,165,000	1,293,150
8.25% 4/10/32 (Reg. S)		575,000	678,500
Gabonese Republic 8.2% 12/12/17 (f)		935,000	1,122,000
Georgia Republic 6.875% 4/12/21 (f)		1,620,000	1,879,200
Ghana Republic 8.5% 10/4/17 (f)		1,375,000	1,574,375
Guatemalan Republic 5.75% 6/6/22 (f)		935,000	1,037,850
Hungarian Republic:
4.75% 2/3/15		6,350,000	6,508,750
7.625% 3/29/41		2,770,000	3,178,575
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Indonesian Republic:
4.875% 5/5/21 (f)		$ 1,260,000	$ 1,456,938
5.25% 1/17/42 (f)		1,175,000	1,379,215
5.875% 3/13/20 (f)		1,260,000	1,524,600
6.625% 2/17/37 (f)		950,000	1,284,875
6.875% 1/17/18 (f)		905,000	1,106,363
7.75% 1/17/38 (f)		1,450,000	2,207,625
8.5% 10/12/35 (Reg. S)		1,435,000	2,310,350
11.625% 3/4/19 (f)		1,535,000	2,333,200
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		3,560,000	3,328,600
Ivory Coast 3.75% 12/31/32 (c)(e)		750,000	690,900
Jordanian Kingdom 3.875% 11/12/15		820,000	797,450
Latvian Republic:
5.25% 2/22/17 (f)		1,210,000	1,349,150
5.25% 6/16/21 (f)		825,000	948,750
Lebanese Republic:
4% 12/31/17		4,116,750	4,085,874
4.75% 11/2/16		600,000	600,000
5.15% 11/12/18		550,000	550,000
6.375% 3/9/20		350,000	366,188
Lithuanian Republic:
6.125% 3/9/21 (f)		1,960,000	2,391,200
6.625% 2/1/22 (f)		1,940,000	2,463,800
7.375% 2/11/20 (f)		2,455,000	3,173,088
Peruvian Republic:
4% 3/7/27 (e)		1,360,000	1,363,400
5.625% 11/18/50		1,035,000	1,366,200
7.35% 7/21/25		1,300,000	1,901,250
8.75% 11/21/33		2,465,000	4,332,238
Philippine Republic:
7.5% 9/25/24		290,000	420,500
7.75% 1/14/31		1,430,000	2,212,925
9.5% 2/2/30		1,655,000	2,896,250
9.875% 1/15/19		390,000	567,450
10.625% 3/16/25		1,210,000	2,135,650
Plurinational State of Bolivia 4.875% 10/29/22 (f)		665,000	661,675
Polish Government:
3% 3/17/23		675,000	674,156
5% 3/23/22		1,805,000	2,138,925
6.375% 7/15/19		2,200,000	2,750,000
Provincia de Cordoba 12.375% 8/17/17 (f)		1,775,000	1,313,500
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		$ 1,225,000	$ 1,359,750
Republic of Iceland 5.875% 5/11/22 (f)		1,630,000	1,776,700
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,750,000	4,465,000
Republic of Namibia 5.5% 11/3/21 (f)		740,000	824,027
Republic of Nigeria 6.75% 1/28/21 (f)		1,155,000	1,351,350
Republic of Senegal 8.75% 5/13/21 (f)		500,000	592,500
Republic of Serbia:
5.25% 11/21/17 (f)		565,000	578,278
6.75% 11/1/24 (f)		6,584,001	6,715,681
Republic of Zambia 5.375% 9/20/22 (f)		550,000	547,250
Romanian Republic 6.75% 2/7/22 (f)		2,872,000	3,388,960
Russian Federation:
4.5% 4/4/22 (f)		600,000	680,280
5.625% 4/4/42 (f)		600,000	746,280
7.5% 3/31/30 (Reg. S)		5,070,050	6,426,288
11% 7/24/18 (Reg. S)		385,000	566,913
12.75% 6/24/28 (Reg. S)		2,695,000	5,383,263
Slovakia Republic 4.375% 5/21/22 (f)		1,565,000	1,694,113
State of Qatar 5.75% 1/20/42 (f)		745,000	970,363
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		355,000	388,246
Turkish Republic:
5.125% 3/25/22		515,000	601,263
5.625% 3/30/21		815,000	979,271
6% 1/14/41		1,020,000	1,306,875
6.25% 9/26/22		680,000	859,316
6.75% 4/3/18		1,145,000	1,382,588
6.75% 5/30/40		1,115,000	1,544,275
6.875% 3/17/36		1,795,000	2,470,369
7% 9/26/16		1,010,000	1,186,750
7% 3/11/19		335,000	417,075
7.25% 3/15/15		980,000	1,098,825
7.25% 3/5/38		1,150,000	1,673,250
7.375% 2/5/25		1,825,000	2,525,344
7.5% 7/14/17		1,010,000	1,232,200
7.5% 11/7/19		745,000	964,775
8% 2/14/34		490,000	750,925
11.875% 1/15/30		650,000	1,296,750
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		1,690,000	1,651,975
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Ukraine Government:
6.25% 6/17/16 (f)		$ 1,155,000	$ 1,144,952
6.75% 11/14/17 (f)		770,000	765,149
7.65% 6/11/13 (f)		2,800,000	2,831,360
7.75% 9/23/20 (f)		1,180,000	1,231,566
7.8% 11/28/22 (f)		600,000	610,500
7.95% 2/23/21 (f)		1,425,000	1,505,085
9.25% 7/24/17 (f)		2,150,000	2,343,500
United Arab Emirates 7.75% 10/5/20 (Reg. S)		545,000	671,713
United Mexican States:
4.75% 3/8/44		658,000	750,120
5.75% 10/12/10		326,000	396,905
6.05% 1/11/40		1,116,000	1,506,600
6.75% 9/27/34		800,000	1,144,000
7.5% 4/8/33		360,000	549,900
8.3% 8/15/31		420,000	679,350
Uruguay Republic 7.875% 1/15/33 pay-in-kind		2,595,000	4,015,763
Venezuelan Republic:
6% 12/9/20		620,000	489,800
7% 3/31/38		565,000	427,988
7.75% 10/13/19 (Reg. S)		700,000	635,250
8.5% 10/8/14		675,000	693,563
9% 5/7/23 (Reg. S)		1,865,000	1,701,813
9.25% 9/15/27		1,050,000	984,375
9.25% 5/7/28 (Reg. S)		790,000	716,925
9.375% 1/13/34		755,000	694,600
10.75% 9/19/13		640,000	660,800
11.75% 10/21/26 (Reg. S)		1,250,000	1,306,250
11.95% 8/5/31 (Reg. S)		1,765,000	1,866,488
12.75% 8/23/22		3,670,000	4,101,225
13.625% 8/15/18		848,000	962,480
Vietnamese Socialist Republic:
1.5032% 3/12/16 (i)		897,826	817,022
4% 3/12/28 (e)		4,595,000	3,721,950
6.875% 1/15/16 (f)		1,760,000	1,936,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $210,501,166)			246,358,181
Common Stocks - 0.0%
	Shares	Value
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (a)(f) (Cost $1,258,919)	1	$ 863,100
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Co. 4.75%	80,100	3,241,647
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	239,625
TOTAL CONVERTIBLE PREFERRED STOCKS		3,481,272
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 5.95% (a)	80,646	1,995,182
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	402,150
Annaly Capital Management, Inc.:
Series C, 7.625%	27,600	691,380
Series D, 7.50%	5,942	148,193
CBL & Associates Properties, Inc.:
7.375%	7,720	195,856
Series E, 6.625%	25,000	626,250
Cedar Shopping Centers, Inc.:
8.875%	1,115	28,120
Series B, 7.25%	10,000	241,500
Corporate Office Properties Trust:
Series H, 7.50%	5,000	126,350
Series L, 7.375%	12,221	322,512
Digital Realty Trust, Inc. Series E, 7.00%	10,000	270,400
Essex Property Trust, Inc. Series H, 7.125%	9,354	248,816
First Potomac Realty Trust 7.75%	15,000	384,000
Hersha Hospitality Trust Series B, 8.00%	13,844	361,882
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust Series D, 7.125%	10,000	$ 263,100
LaSalle Hotel Properties Series H, 7.50%	10,000	261,300
PS Business Parks, Inc.:
6.875%	10,000	270,800
Series S, 6.45%	21,000	560,490
Public Storage:
Series P, 6.50%	12,000	323,160
Series R, 6.35%	10,500	282,975
Series S, 5.90%	20,000	527,800
Realty Income Corp. Series F, 6.625%	12,000	321,000
Regency Centers Corp. Series 6, 6.625%	5,510	148,384
Stag Industrial, Inc. Series A, 9.00%	20,000	551,600
Sun Communities, Inc. Series A, 7.125% (a)	14,801	370,950
Taubman Centers, Inc. Series J, 6.50%	11,338	291,954
		8,220,922
TOTAL FINANCIALS		10,216,104
TOTAL PREFERRED STOCKS (Cost $13,908,563)		13,697,376
Floating Rate Loans - 0.5%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Federal-Mogul Corp.:
Tranche B, term loan 2.1475% 12/27/14 (i)	$ 3,325,477	3,092,693
Tranche C, term loan 2.1475% 12/27/15 (i)	2,088,820	1,942,603
		5,035,296
Media - 0.1%
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (i)	850,000	852,125
Harron Communications LP Tranche B, term loan 5% 10/6/17 (i)	1,868,088	1,891,439
Floating Rate Loans - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Univision Communications, Inc. term loan 4.459% 3/31/17 (i)	$ 3,534,464	$ 3,446,102
UPC Broadband Holding BV Tranche AF, term loan 4% 1/31/21 (i)	1,375,000	1,373,281
		7,562,947
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (i)	1,680,000	1,680,000
Specialty Retail - 0.0%
GNC Corp. Tranche B, term loan 3.75% 3/2/18 (i)	2,755,000	2,748,113
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (i)	338,100	340,213
		3,088,326
TOTAL CONSUMER DISCRETIONARY		17,366,569
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)	2,205,000	2,166,413
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (i)	1,207,710	1,228,845
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (i)	1,855,000	1,861,956
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (i)	205,000	206,292
		5,463,506
FINANCIALS - 0.1%
Capital Markets - 0.0%
Equinox Holdings, Inc.:
Tranche 2LN, term loan 5/16/20	755,000	753,113
Tranche B 1LN, term loan 11/16/19	1,405,000	1,401,488
		2,154,601
Diversified Financial Services - 0.0%
Blackstone REL 10% 10/1/2017	1,250,000	1,281,250
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (i)	1,615,000	1,633,250
		2,914,500
Floating Rate Loans - continued
	Principal Amount (d)	Value
FINANCIALS - continued
Insurance - 0.1%
Asurion Corp.:
Tranche 1LN, term loan 5.5% 5/24/18 (i)	$ 2,262,386	$ 2,282,295
Tranche 2LN, term loan 9% 5/24/19 (i)	1,451,274	1,491,184
Tranche B-1 1LN, term loan 4.75% 7/23/17 (i)	790,000	793,950
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (i)	1,925,000	2,040,500
		6,607,929
Real Estate Investment Trusts - 0.0%
iStar Financial, Inc. Tranche B, term loan 5.75% 10/15/17 (i)	413,101	413,101
Real Estate Management & Development - 0.0%
CityCenter term loan 8.75% 7/1/13 (i)	521,219	521,219
EOP Operating LP term loan:
5% 2/5/13 (i)	1,000,000	973,200
5.25% 2/5/13 (i)	1,200,000	1,164,840
Equity Inns Reality LLC Tranche A, term loan 9.5% 11/4/13 (i)	1,100,000	993,789
		3,653,048
TOTAL FINANCIALS		15,743,179
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (i)	2,215,923	2,213,153
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International Tranche B, term loan:
4.25% 9/16/19 (i)	700,000	703,500
4.25% 2/13/19 (i)	265,000	265,000
		968,500
TOTAL HEALTH CARE		3,181,653
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc.:
Tranche B 1LN, term loan 5.25% 10/18/18 (i)	2,340,000	2,348,775
Tranche B 2LN, term loan 4.25% 4/18/16 (i)	585,000	585,731
Floating Rate Loans - continued
	Principal Amount (d)	Value
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.: - continued
Tranche B, term loan 5.5% 4/20/17 (i)	$ 2,760,063	$ 2,770,413
US Airways Group, Inc. term loan 2.709% 3/23/14 (i)	5,680,765	5,581,351
		11,286,270
Commercial Services & Supplies - 0.0%
ADS Waste Holdings, Inc. Tranche B, term loan 5.25% 10/9/19 (i)	410,000	414,100
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (i)	538,025	507,088
Machinery - 0.0%
Colfax Corp. Tranche B, term loan 4.5% 9/12/18 (i)	2,511,025	2,536,135
Husky Intermediate, Inc. Tranche B, term loan 5.75% 6/30/18 (i)	2,213,883	2,247,092
		4,783,227
TOTAL INDUSTRIALS		16,990,685
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
GoDaddy.com, Inc. Tranche B 1LN, term loan 5.5% 12/16/18 (i)	2,101,675	2,096,421
IT Services - 0.0%
First Data Corp. term loan 4.2075% 3/24/18 (i)	865,000	821,750
TOTAL INFORMATION TECHNOLOGY		2,918,171
MATERIALS - 0.1%
Metals & Mining - 0.1%
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (i)	1,620,000	1,620,000
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (i)	2,093,025	2,113,955
		3,733,955
Floating Rate Loans - continued
	Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA:
term loan 3.2075% 2/1/14 (i)	$ 2,425,000	$ 2,406,813
Tranche B, term loan 4.5% 4/2/18 (i)	875,000	879,375
		3,286,188
TOTAL FLOATING RATE LOANS (Cost $66,852,420)		68,683,906
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (i)	1,456,912	1,376,782
Goldman Sachs 1.25% 12/14/19 (i)	1,248,611	1,179,938
1.25% 12/14/19 (h)(i)	221,321	209,149
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,542,253)		2,765,869
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $2,415,657)	2,243,000	2,702,295
Fixed-Income Funds - 23.8%
	Shares
Fidelity Floating Rate Central Fund (j)	3,726,698	388,843,635
Fidelity Mortgage Backed Securities Central Fund (j)	26,917,625	2,947,210,727
TOTAL FIXED-INCOME FUNDS (Cost $3,076,562,338)		3,336,054,362
Preferred Securities - 0.0%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	$ 1,380,000	1,503,694
Preferred Securities - continued
	Principal Amount (d)	Value
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)	$ 300,000	$ 328,777
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (g)	1,480,000	1,536,638
TOTAL PREFERRED SECURITIES (Cost $3,169,988)		3,369,109
Money Market Funds - 5.3%
	Shares
Fidelity Cash Central Fund, 0.19% (b) (Cost $736,947,130)	736,947,130	736,947,130
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $13,245,246,674)		14,195,174,611
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(192,456,985)
NET ASSETS - 100%		$ 14,002,717,626
TBA Sale Commitments
	Principal Amount (d)
Fannie Mae
2.5% 12/1/27	$ (15,000,000)	(15,687,791)
3.5% 12/1/42	(4,100,000)	(4,374,828)
3.5% 12/1/42	(4,100,000)	(4,374,828)
3.5% 12/1/42	(8,800,000)	(9,389,875)
3.5% 12/1/42	(9,500,000)	(10,136,797)
3.5% 12/1/42	(4,100,000)	(4,374,828)
4% 12/1/42	(8,600,000)	(9,213,713)
4% 12/1/42	(8,600,000)	(9,213,713)
4% 12/1/42	(1,300,000)	(1,392,771)
5% 12/1/42	(11,100,000)	(12,027,890)
5% 12/1/42	(6,600,000)	(7,151,718)
TOTAL FANNIE MAE		(87,338,752)
TBA Sale Commitments - continued
	Principal Amount (d)	Value
Freddie Mac
3.5% 12/1/42	$ (3,100,000)	$ (3,296,595)
3.5% 12/1/42	(4,100,000)	(4,360,013)
3.5% 12/1/42	(4,100,000)	(4,360,013)
5% 12/1/42	(5,000,000)	(5,367,969)
TOTAL FREDDIE MAC		(17,384,590)
TOTAL TBA SALE COMMITMENTS (Proceeds $104,719,004)		$ (104,723,342)
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	$ 22,651	$ (18,150)	$ 0	$ (18,150)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moodys Investors Service, Inc. Where Moodys ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,000,164,306 or 7.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $667,861 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 441,634
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 12/4/09	$ 173,625
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 406,704
Fidelity Floating Rate Central Fund	5,233,464
Fidelity Mortgage Backed Securities Central Fund	17,188,899
Total	$ 22,829,067
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 455,557,522	$ 5,233,462	$ 74,964,151	$ 388,843,635	24.5%
Fidelity Mortgage Backed Securities Central Fund	3,365,808,163	17,188,899	425,063,759	2,947,210,727	19.8%
Total	$ 3,821,365,685	$ 22,422,361	$ 500,027,910	$ 3,336,054,362
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,241,647	$ 3,241,647	$ -	$ -
Financials	10,455,729	9,845,154	610,575	-
Telecommunication Services	863,100	-	-	863,100
Corporate Bonds	3,584,554,592	-	3,584,493,049	61,543
U.S. Government and Government Agency Obligations	4,087,736,370	-	4,087,736,370	-
U.S. Government Agency - Mortgage Securities	960,690,318	-	960,690,318	-
Asset-Backed Securities	94,713,474	-	83,332,804	11,380,670
Collateralized Mortgage Obligations	63,162,551	-	62,774,264	388,287
Commercial Mortgage Securities	792,902,030	-	787,533,209	5,368,821
Municipal Securities	199,973,948	-	199,973,948	-
Foreign Government and Government Agency Obligations	246,358,181	-	244,994,781	1,363,400
Floating Rate Loans	68,683,906	-	64,743,397	3,940,509
Sovereign Loan Participations	2,765,869	-	-	2,765,869
Bank Notes	2,702,295	-	2,702,295	-
Fixed-Income Funds	3,336,054,362	3,336,054,362	-	-
Preferred Securities	3,369,109	-	3,369,109	-
Money Market Funds	736,947,130	736,947,130	-	-
Total Investments in Securities:	$ 14,195,174,611	$ 4,086,088,293	$ 10,082,954,119	$ 26,132,199
Derivative Instruments:
Liabilities
Swap Agreements	$ (18,150)	$ -	$ (18,150)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (104,723,342)	$ -	$ (104,723,342)	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $13,338,131,760. Net unrealized appreciation aggregated $857,042,851, of which $882,572,536 related to appreciated investment securities and $25,529,685 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Credit default swaps are marked-to-market daily. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to close out a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as credit default swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivatives contracts under an ISDA Master Agreement exceed certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2013